Registration No. 2-92146

              SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                            FORM N-4

   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-Effective Amendment No.             ___
   Post-Effective Amendment No.    22       X
                                           ---
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

    Amendment No.   21                   X
                                        ---
                         CARILLON ACCOUNT
                    (Exact Name of Registrant)

            The Union Central Life Insurance Company
                        (Name of Depositor)

           1876 Waycross Road, Cincinnati, Ohio 45240
      (Address of Depositor's Principal Executive Offices)

                          (513) 595-2600
                  (Depositor's Telephone Number)

Theresa M. Brunsman, Esq.                  Copy to:
The Union Central Life Insurance Company   Jones & Blouch L.L.P.
P.O. Box 40888                             Suite 405 West
Cincinnati, Ohio 45240                     1025 Thomas Jefferson St., N.W.
(Name and Address of Agent for Service)    Washington, D.C. 20007

                             ----------

It is proposed that this filing will become effective (check appropriate box)

___ immediately upon filing pursuant to paragraph (b) of Rule 485
 X  on May 1, 2001 pursuant to paragraph (b) of Rule 485
---
--- 60 days after filing pursuant to paragraph (a) of Rule 485
___ on (date) pursuant to paragraph (a) of Rule 485

                             ----------

                     PART A


     INFORMATION REQUIRED IN A PROSPECTUS

Home Office:
1876 Waycross Road
P.O. Box 40888
Cincinnati, Ohio 45240
Telephone: 1-800-999-1840

                         PROSPECTUS
           Flexible Premium Deferred Variable Annuity

                      CARILLON ACCOUNT
                             of
            THE UNION CENTRAL LIFE INSURANCE COMPANY

This prospectus describes an annuity contract ("the Contract") offered by The Union Central Life Insurance Company ("we" or "us" or "Union Central"). The Contract is a flexible premium, combination fixed and variable annuity contract. The Contract is designed for use in connection with all types of retirement plans.

Your Contract's premiums may be allocated in whole or in part:

* to our general account, and accumulate on a guaranteed, fixed basis, or

* to the Carillon Account, one of our variable annuity separate accounts where accumulation values are not guaranteed and vary with the performance of one or more underlying mutual funds.

Carillon Account is divided into twenty-seven "Subaccounts," each of which invests in shares of a single investment portfolio
("Portfolio") of an underlying mutual fund ("Fund"). We will provide you with a prospectus for each Portfolio with this Prospectus. The available Portfolios consist of:

*    seven Portfolios of Summit Mutual Funds, Inc. Pinnacle
     Series ("Summit Fund"),
*    two Portfolios of AIM Variable Insurance Funds ("AIM Fund"),
*    two portfolios of The Alger American Fund ("Alger American
     Fund"),
* two Portfolios of American Century Variable Portfolios, Inc. ("American Century Fund"),
*    five Portfolios of MFS Variable Insurance Trust ("MFS
     Fund"),
* one Portfolio of Neuberger Berman Advisers Management Trust ("Neuberger Berman Fund"),
*    two Portfolios of Oppenheimer Variable Account Fund
     ("Oppenheimer Fund"),
*    three Portfolios of Scudder Variable Series I ("Scudder
     Fund"),
*    two portfolios of Seligman Portfolios, Inc. ("Seligman
     Fund"),
* one Portfolio of Franklin Templeton Variable Insurance Products Trust ("Franklin Templeton Fund").

Premiums that you allocate to Carillon Account will vary with the investment performance of the Portfolio(s) you select.
Similarly, the amount of any variable annuity benefit payments will vary with the investment performance of the Portfolio(s) you select. This Prospectus generally describes only the variable portion of the Contract.

Additional information about Carillon Account and the variable portion of the Contracts has been filed with the Securities and Exchange Commission ("SEC") in the form of a Statement of Additional Information ("SAI"). The SAI is dated May 1, 2000, and is incorporated herein by reference. You may obtain the SAI without charge by writing us at the address given above or by calling the listed telephone number.

THE SEC HAS NOT APPROVED OR DISAPPROVED THE CONTRACTS.  NEITHER
THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS
TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

Please Read This Prospectus Carefully and Retain It for Future
Reference.

            The date of this prospectus is May 1, 2001.

                       TABLE OF CONTENTS

DISCLAIMERS.....................................................3

DEFINITIONS.....................................................4

SUMMARY.........................................................5

SUMMARY OF SEPARATE ACCOUNT EXPENSES............................7

THE UNION CENTRAL LIFE INSURANCE COMPANY AND CARILLON ACCOUNT..12
  The Union Central Life Insurance Company............. .......12
  Carillon Account............ ............ ..........        .12
  The Funds............ ............ ............ ........ ....12
  Additions, Deletions or Substitutions of Investments.........15

THE CONTRACT ...........                                      .16
  Purchasing a Contract............ ............ .....  .......16
  Premiums............ ............ ............ ..............16
  Crediting of Accumulation Units............ .................16
  Value of Accumulation Units............ .....................17
  Transfers............ ............ ............ .............17
  Special Transfers - Dollar Cost Averaging....................19
  Portfolio Rebalancing Plan...................................19
  Interest Sweep.................................. ............19
  Surrenders............ ............ ............ ............20
  Personal Income Plan............ ............................20

CHARGES AND OTHER DEDUCTIONS...................................21
  Administration Fees............ .............................21
  Mortality and Expense Risk Charge............................21
  Surrender Charge (Contingent Deferred Sales Charge)
      for VA1 Contracts........................................21
  Premium Taxes............ ...................................23
  Fund Expenses................................................23

BENEFITS UNDER THE CONTRACT....................... ............24
  Death Benefits....................... .......................24
  Annuity Benefit Payments............ ........................24

THE GUARANTEED ACCOUNT.........................................26
  General Description..........................................26
  Guaranteed Account Accumulations.............................26
  Fixed Annuity Benefit Payments...............................27
  Surrenders........... ............ ............ .............27
  Transfers............ ............ ............ .............27

GENERAL MATTERS................................................27
  Designation of Beneficiary...................................27
  20-Day Right to Examine Contract.............................28
  Contract Owner's Inquiry........................ ............28

FEDERAL TAX MATTERS............ ...............................28
  Introduction............ ....................................28
  Tax Status of Contracts............ ............ ............28
  Qualified Plans................................. ............29

TEXAS OPTIONAL RETIREMENT PROGRAM RESTRICTIONS.................30

DISTRIBUTION OF THE CONTRACTS..................................30

VOTING RIGHTS............ ............ ........................30

PERFORMANCE DATA...............................................31

FINANCIAL STATEMENTS...........................................31

APPENDIX A - ACCUMULATION UNIT VALUES..........................32

APPENDIX B - IRA DISCLOSURE STATEMENT..........................36

                STATEMENT OF ADDITIONAL INFORMATION
                         TABLE OF CONTENTS

DISTRIBUTION OF CONTRACTS...................................B-2
DETERMINATION OF ANNUITY PAYMENTS...........................B-2
PERFORMANCE DATA ADVERTISING................................B-3
FEDERAL TAX MATTERS.........................................B-4
MISCELLANEOUS CONTRACT PROVISIONS...........................B-6
CUSTODY OF CARILLON ACCOUNT'S ASSETS........................B-7
EXPERTS.....................................................B-7
FINANCIAL STATEMENTS OF CARILLON ACCOUNT AND OF UNION CENTRAL

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

DISCLAIMERS

The Russell 2000 Index is a trademark/service mark of the Frank Russell Company. Russell is a trademark of the Frank Russell Company. Summit Mutual Funds and the Russell 2000 Small Cap Index Portfolio are not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell is not responsible for and has not reviewed the Prospectus, and Frank Russell makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise.
Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its Index. Frank Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Index.

Frank Russell Company's publication of the Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of the investment in any or all securities upon which the Index is based. Frank Russell Company makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the index or data included in the index. Frank Russell Company makes no representation or warranty regarding the use, or the results of use, of the index or any data included therein, or any security (or combination thereof) comprising the index. Frank Russell Company makes no other express or implied warranty, and expressly disclaims any warranty of any kind, including, without means of limitation, any warranty of merchantability or fitness for a particular purpose with respect to the index or any data or any security (or combination thereof) included therein.

"Standard & Poor's(R)", "S&P(R), "S&P 500(R)", "Standard & Poor's 500(R)", "500," "S&P MidCap 400 Index," and "Standard & Poor's Midcap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Summit Fund. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's. See further discussion in the Summit Fund prospectus.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc.(including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to The Union Central Life Insurance Company (Licensee) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

DEFINITIONS

accumulation unit-A unit of measure used to calculate the value of your Variable Account during the Pay-in Period.

accumulation value-The sum of the values of your Contract's
Guaranteed Account and Variable Account.

Annuitant-A person whose life determines the duration of annuity benefit payments involving life contingencies.

annuity unit-A unit of measure used to calculate variable annuity benefit payments (during the Pay-out Period).

Beneficiary-The person you designate to receive the Contract's death benefit.

Carillon Account-One of our variable annuity separate accounts.
Carillon Account currently is divided into twenty-seven
Subaccounts, each of which invests exclusively in one Portfolio of a Fund.

Contract Date-The date we issue your Contract.

Contract Owner ("You")-During the Annuitant's lifetime and prior to the Maturity Date, the person designated as the owner in the Contract or as subsequently changed. During the Pay-out Period, the Annuitant is the Contract Owner. After the Annuitant's death, the beneficiary is the Contract Owner. If a Contract has been absolutely assigned, the assignee is the Contract Owner. A collateral assignee is not a Contract Owner.

Contract Year-A period of 12 consecutive months beginning on the Contract Date or any anniversary thereof.

Due Proof of Death-One of the following:

*  A certified copy of a death certificate;
* A certified copy of a decree of a court of competent jurisdiction as to the finding of death;
* A written statement by a medical doctor who attended the deceased; or
*  Any other proof satisfactory to us.

fixed annuity benefit payments- Annuity benefit payments that are fixed in amount throughout the Pay-out Period.

The Funds-Mutual funds, one or more investment portfolios of which are purchased by Carillon Account. Currently the eight Funds are: Summit Fund, AIM Fund, Alger American Fund, American Century Fund, MFS Fund, Neuberger Berman Fund, Oppenheimer Fund, Scudder Fund, Seligman Fund, and Franklin Templeton Fund.

Guaranteed Account-The portion (if any) of your Contract's accumulation value that is held in our general account and accumulates at a guaranteed rate of at least 3%.

Investment Options-The Guaranteed Account and the twenty-seven
Subaccounts of Carillon Account.

Maturity Date-The date on which the Pay-out Period commences
(i.e., when you stop making premium payments to us and we start making annuity benefit payments to you).

Nonqualified Contracts-Contracts that do not qualify for special federal income tax treatment.

Pay-in Period-The period during which you may make payments to us and accumulate Contract values on a fixed or variable basis (referred to in the Contract as the "Accumulation Period"). The Pay-in Period commences on the Contract Date and lasts until the Maturity Date.

Pay-out Period-The period after the Maturity Date during which we make annuity benefit payments to you (referred to in the Contract as the "Annuity Period").

Portfolio-A separate investment portfolio of one of the Funds.

Qualified Contracts-Contracts issued in connection with plans that qualify for special federal income tax treatment.

Subaccount-A part of Carillon Account. Each Subaccount invests exclusively in shares of a different Portfolio.

VA1 Contract-A Contract available for purchase with a minimum of $25 for a Qualified Contract ($50 for a Nonqualified Contract), subject to surrender charges, the $30 annual administrative charge (waived for Contracts worth more than $25,000), a 1.00% mortality and expense charge, a limit on annual transfers out of the Guaranteed Account, and a higher current rate of interest paid on the Guaranteed Account than a VA2 Contract.

VA2 Contract-A Contract available at an initial premium level of at least $25,000, subject to a 1.20% mortality and expense charge, and a lower current rate of interest paid on the Guaranteed Account than a VA2 Contract, but not subject to surrender charges, the $30 annual administrative charge, or a limit on annual transfers out of the Guaranteed Account.

Variable Account-The portion of your Contract's accumulation value that is invested in one or more Subaccounts of Carillon Account. Your Variable Account is divided into one or more subdivisions, one for each Subaccount to which you have allocated your accumulation value.

variable annuity benefit payments-Annuity benefit payments that vary in amount in relation to the investment performance of the Subaccount(s) you select during the Pay-Out Period.

SUMMARY

The Contract and the Investment Options

The Contract is designed and offered to aid in the accumulation of funds on a tax-deferred basis for retirement in connection with a broad range of retirement plans, including:

* plans established by persons entitled to the benefits of the Self-Employed Individuals Tax Retirement Act of 1962, as amended ("H.R. 10 plans");
* qualified employee pension and profit-sharing trusts or plans described in Section 401(a) and tax-exempt under Section 501(a) of the Internal Revenue Code of 1986, as amended (the "Code");
* qualified annuity plans described in Section 403(a) of the Code;
* annuity purchase plans adopted by public school systems and certain tax-exempt organizations under Section 403(b) of the Code;
* Individual Retirement Annuities purchased by or on behalf of individuals pursuant to Sections 408 (traditional and Simple
   IRAs) and 408A (Roth IRA) of the Code;
* government deferred compensation plans pursuant to Section 457 of the Code;
*  other qualified plans; and
*  nonqualified plans.

Qualified plans provide special tax treatment to participating employees and self-employed individuals and their beneficiaries.

You may allocate your Contract's accumulation value among the Contract's 28 Investment Options, which consist of the Guaranteed
Account and the 27 Subaccounts of Carillon Account.  Each
Subaccount of Carillon Account invests in one of the following
Portfolios:

*  Summit Pinnacle Balanced Index Portfolio
*  Summit Pinnacle Bond Portfolio
*  Summit Pinnacle Nasdaq-100 Index Portfolio
*  Summit Pinnacle Russell 2000 Small Cap Index Portfolio
*  Summit Pinnacle S&P MidCap 400 Index Portfolio
*  Summit Pinnacle S&P 500 Index Portfolio
*  Summit Pinnacle Zenith Portfolio

*  AIM V.I. Capital Appreciation Fund
*  AIM V.I. Growth Fund

*  Alger American Leveraged AllCap Portfolio
*  Alger American MidCap Growth Portfolio

*  American Century VP Income & Growth Portfolio
*  American Century VP Value Portfolio

*  MFS VIT Emerging Growth Series
*  MFS VIT Investors Trust Series (formerly Growth With Income)
*  MFS VIT High Income Series
*  MFS VIT New Discovery Series
*  MFS VIT Total Return Series

*  Neuberger Berman AMT Guardian Portfolio

*  Oppenheimer Global Securities Fund/VA
*  Oppenheimer Main Streetr Growth & Income Fund/VA

*  Scudder VSI Capital Growth Portfolio Class A
*  Scudder VSI International Portfolio Class A
*  Scudder VSI Money Market Portfolio

*  Seligman Communications and Information Portfolio (Class 2)
*  Seligman Small-Cap Value Portfolio (Class 2)

*  FTVIP Franklin Templeton International Securities Fund Class 2

Your Contract's accumulation value will vary according to the investment experience of the Portfolio(s) you select. Similarly, the dollar amount of variable annuity benefit payments will vary according to the investment experience of the Portfolio(s) selected. You bear the entire investment risk for all amounts you allocate to any of the 27 variable investment options. Allocations to the Guaranteed Account accumulate at a guaranteed rate of at least 3% on an annual basis.

Premiums

Each premium payment must be at least $25 for Qualified Contracts and $50 for Nonqualified Contracts. The initial premium for a VA2 Contract is $25,000. You may pay premiums at any time and in any amount, subject to the $25/$50 minimum and a maximum (which we may waive) of $10,000 per Contract Year. However, if you own a VA1 Contract and pay no premiums for two consecutive Contract Years (three in New York), then under certain circumstances we may pay you your Contract's accumulation value (minus the administration fee and surrender charge, if applicable) and cancel your Contract.

Surrenders

You may totally or partially surrender your Contract and be paid all or part of its accumulation value at any time during the Pay-in Period (unless your Contract was issued in connection with a plan adopted pursuant to Section 403(b) of the Code -- see page
29). Certain surrenders of a VA1 Contract may be subject to a surrender charge and a penalty tax may be imposed. In addition, you may return your Contract for a refund within 20 days after receiving it.

Transfers

During the Pay-in Period, you may transfer your accumulation values among the subdivisions of your Variable Account or between those subdivisions and your Guaranteed Account, as frequently as desired. Transfers generally must be at least $300. Up to six transfers may be made each Contract Year without charge.
However, a transaction charge (currently $10) is imposed for each transfer in excess of that number. During the Pay-in Period, if you own a VA2 Contract, you may transfer the entire amount of the value of your Guaranteed Account at any time; however, if you own a VA1 Contract, you may only transfer up to the greater of 20% of the value of your Guaranteed Account (as of the first day of the Contract Year), or $1,000 to one or more subdivisions of your Variable Account each Contract Year.

During the Pay-out Period, you may, once each year, change the investment options upon which the amount of your variable annuity benefit payments are calculated by requesting that we transfer annuity reserves among the Portfolios.

Annuity Benefit Payments

You can choose among a variety of types of fixed and variable annuity benefit payments to be made during the Pay-out Period.

If the Annuitant dies before the Maturity Date and the Annuitant was the Contract Owner or the Contract Owner is still living, then we will pay the beneficiary a death benefit equal to the greater of:

  *  the Contract's accumulation value, or
  * the sum of all premiums paid less any amounts deducted in connection with partial surrenders.

Charges

No sales charge is deducted from your premiums. However, we will deduct a surrender charge upon certain early surrenders or withdrawals of a VA1 Contract. This surrender charge depends on how long your VA1 Contract has been in force. During the first two Contract Years the surrender charge is 7% of the amount surrendered. This charge is reduced by 1% on each subsequent Contract anniversary until the eighth anniversary, when it becomes zero. Notwithstanding the charges described above, partial surrenders totaling not more than 10% of your VA1 Contract's accumulation value (as of the date of the first partial surrender in the Contract Year) may be made each Contract Year without the imposition of the surrender charge. Also, where permitted by state law, the surrender charge will be waived in the event of the Contract Owner's hospital confinement or terminal illness as defined in the Contract. The total surrender charge assessed over the life of the Contract will not exceed 9% of premiums paid. There are no surrender charges for a VA2 Contract.

We deduct an administration fee of $30 per year from your VA1 Contract's accumulation value during the Pay-in Period. We will waive the annual administration fee for any year in which the accumulation value of your Contract is $25,000 or more on the last day of that Contract Year. We also reserve the right to waive this fee for Contracts sold to select classes of employer-sponsored retirement plans. There is no administration fee for a VA2 Contract. We also deduct a daily administrative charge at the rate of 0.25% of net assets per year during both the Pay-in and Pay-out Periods.

As compensation for our assumption of mortality and expense risks, we deduct a charge from Carillon Account that is currently 1.00% of net assets per year for VA1 Contracts and 1.20% of net assets per year for VA2 Contracts, and will never exceed 1.70% per year. In accordance with state laws, premium taxes will be deducted from some Contracts.

The Funds in which Carillon Account invests pay an investment advisory fee and other expenses which are described in the Fund prospectuses.


              SUMMARY OF SEPARATE ACCOUNT EXPENSES


VARIABLE ANNUITY VA1

Contract Owner Transaction Expenses

Sales Load Imposed on Purchases
(as a percentage of purchase payments)                   None
Surrender Charge (Contingent Deferred Sales Charge)
(as a percentage of amount surrendered)

Contract Year of surrender   1   2   3   4   5   6   7   8   Thereafter

Applicable Charge*           7%  7%  6%  5%  4%  3%  2%  1%  Free

  Transfer Fee                                   $10 **
  Annual Administration Fee                      $30***

Separate Account Annual Expenses (as a percentage of average account value)
   Mortality and Expense Risk Charge...........1.00%
   Administration Fee............................25%
   Total Separate Account Annual Expenses......1.25%

VARIABLE ANNUITY VA2

Contract Owner Transaction Expenses

Sales Load Imposed on Purchases
(as a percentage of purchase payments)....................None
Surrender Charge (Contingent Deferred Sales Charge)
(as a percentage of amount  surrendered)..................None

Transfer Fee                                           $10 **
Annual Administration Fee..............................None

Separate Account Annual Expenses (as a percentage of average account value)
   Mortality and Expense Risk Charge              1.20%
   Administration Fee                              .25%
   Total Separate Account Annual Expenses         1.45%

------------

* Partial surrenders totaling up to 10% of a Contract's accumulation value may be made each Contract Year without the surrender charge being assessed.
** During the Pay-in Period, up to six transfers may be made each Contract Year without charge.
*** Waived for any year in which the Contract's accumulation value is $25,000 or more on the last day of the Contract Year.

                    Fund Portfolio Expenses

Portfolio Name                                        Management  Other     12b-1     Total
                                                         Fees    Expenses    fees    Expenses
Summit Mutual Funds, Inc. Pinnacle Series
Balanced Index Portfolio (1) (9)                         0.30%     0.30%               0.60%
Bond Portfolio(8)>                                       0.50%     0.31%               0.81%
Nasdaq-100 Index Portfolio(6) (9)                        0.35%     0.29%               0.64%
Russell 2000 Small Cap Index Portfolio(6) (9)            0.35%     0.39%               0.74%
S&P MidCap 400 Index Portfolio(1) (9)                    0.30%     0.30%               0.60%
S&P 500 Index Portfolio(8)                               0.30%     0.14%               0.44%
Zenith Portfolio(8)                                      0.65%     0.16%               0.81%
AIM Variable Insurance Funds (1)
Capital Appreciation Fund                                0.61%     0.21%               0.82%
Growth Fund                                              0.61%     0.22%               0.83%
Alger American Fund (1)
Leveraged AllCap Portfolio                               0.85%     0.05%               0.90%
MidCap Growth Portfolio                                  0.80%     0.04%               0.84%
American Century Variable Portfolios, Inc. (1)
Income & Growth                                          0.70%      (4)                0.70%
Value                                                    1.00%      (4)                1.00%
MFS Variable Insurance Trust (1)(2)
Emerging Growth Series                                   0.75%     0.10%               0.85%
Investors Trust Series (formerly Growth with Income)     0.75%     0.12%               0.87%
High Income Series(3)                                    0.75%     0.24%               0.99%
New Discovery Series(3)                                  0.90%     0.19%               1.09%
Total Return Series                                      0.75%     0.15%               0.90%
Neuberger Berman Advisers Management Trust (1)
Guardian Portfolio                                       0.55%     0.45%               1.00%
Oppenheimer Variable Account Fund (1)
Global Securities Fund                                   0.64%     0.04%               0.68%
Main Street Growth & Income Fund                         0.70%     0.03%               0.73%
Scudder Variable Series 1 (1)
Capital Growth Portfolio Class A                         0.46%     0.03%               0.49%
International Portfolio Class A                          0.82%     0.14%               0.96%
Money Market Portfolio                                   0.37%     0.09%               0.46%
Seligman Portfolios, Inc.
Communications and Information Portfolio Class 2(1)(5)   0.75%     0.12%     0.25%     1.12%
Small-Cap Value Portfolio Class 2(5) (7)                 1.00%     0.20%     0.19%     1.39%
Franklin Templeton Variable Insurance Products Trust(5)
Templeton International Securities Fund Class 2          0.67%     0.20%     0.25%     1.12%

Fund Portfolio Expense Table Footnotes

(1) Figures are based on the actual expenses incurred by the Portfolio for the year ended December 31, 2000. Actual Portfolio expenses may vary.

(2) Each Series has an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Series' expense). Any such fee reductions are not reflected under "Other Expenses." Had these fee reductions been taken into account, "Total Expenses" would be lower and would equal 0.84% for Emerging Growth Series, 0.86% for Investors Trust Series (formerly Growth with Income), 1.05% for New Discovery Series, 0.89% for Total Return Series, and 0.90% for High Income Series.

(3) The adviser has contractually agreed, until at least May 1, 2002, subject to reimbursement, to bear expenses for New Discovery Series and High Income Series such that their "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed 0.15% for New
Discovery Series and High Income Series.   Had these fee
reductions been taken into account, "Total Expenses" would be lower and would equal 1.06% for New Discovery Series and 0.91% for High Income Series. These Total Expense figures do not reflect the effect of the expense offset arrangement discussed in note 2 above, which would result in lower expenses.

(4) All expenses except brokerage, taxes, interest and fees and expenses of non-interested person directors are paid by the investment adviser.

(5) Class 2 of the Fund has a distribution plan or "Rule 12b-1 plan" which is described in the Fund's prospectus.

(6) This Class commenced operations on April 27, 2000. The actual expenses figures are annualized.

(7) This Portfolio commenced operations on May 1, 2001;
therefore, the expense figures for this Portfolio are estimated.

(8) Expenses have been restated to reflect current fees.

(9) Actual expenses would be higher for the period shown above if the Adviser had not reimbursed expenses. The S&P MidCap 400 Index, Balanced Index, Russell 2000 Small Cap Index, and Nasdaq-100 Index would have been 0.17%, 0.08%, 0.61%, and 0.24% higher, respectively.

VA1 Example# - If you surrender your VA1 Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                                     1 Year   3 Years   5 Years  10 Years
Balanced Index Portfolio                              $92      $127      $151      $226
Bond Portfolio                                        $94      $133      $162      $249
Nasdaq-100 Index Portfolio                            $92      $128      $153      $231
Russell 2000 Small Cap Index Portfolio                $93      $131      $158      $241
S&P MidCap 400 Index Portfolio                        $92      $127      $151      $226
S&P 500 Index Portfolio                               $90      $122      $143      $209
Zenith Portfolio                                      $94      $133      $162      $249
Capital Appreciation Fund                             $94      $133      $162      $250
Growth Fund                                           $94      $133      $163      $251
Leveraged AllCap Portfolio                            $95      $135      $166      $258
MidCap Growth Portfolio                               $94      $134      $163      $252
Income & Growth                                       $93      $129      $156      $237
Value                                                 $96      $138      $171      $268
Emerging Growth Series                                $94      $134      $164      $253
Investors Trust Series (formerly Growth With Income)  $94      $134      $165      $255
High Income Series                                    $96      $138      $170      $267
New Discovery Series                                  $97      $141      $175      $277
Total Return Series                                   $95      $135      $166      $258
Guardian Portfolio                                    $96      $138      $171      $268
Global Securities Fund                                $93      $129      $155      $235
Main Street Growth & Income Fund                      $93      $130      $158      $240
Capital Growth Portfolio Class A                      $91      $123      $146      $214
International Portfolio Class A                       $95      $137      $169      $264
Money Market Portfolio                                $90      $122      $144      $211
Communications and Information Portfolio (Class 2)    $97      $142      $177      $280
Small-Cap Value Portfolio (Class 2)                   $99      $149      $190      $308
Templeton International Securities Fund Class 2       $97      $142      $177      $280

If you annuitized at the end of the applicable time period or if you do not surrender your VA1 Contract, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                                     1 Year   3 Years   5 Years  10 Years
Balanced Index Portfolio                              $20      $61      $105      $226
Bond Portfolio                                        $22      $67      $116      $249
Nasdaq-100 Index Portfolio                            $20      $62      $107      $231
Russell 2000 Small Cap Index Portfolio                $21      $65      $112      $241
S&P MidCap 400 Index Portfolio                        $20      $61      $105      $226
S&P 500 Index Portfolio                               $18      $56       $96      $209
Zenith Portfolio                                      $22      $67      $116      $249
Capital Appreciation Fund                             $22      $68      $116      $250
Growth Fund                                           $22      $68      $117      $251
Leveraged AllCap Portfolio                            $23      $70      $120      $258
MidCap Growth Portfolio                               $22      $68      $117      $252
Income & Growth                                       $21      $64      $110      $237
Value                                                 $24      $73      $125      $268
Emerging Growth Series                                $22      $69      $118      $253
Investors Trust Series (formerly Growth With Income)  $22      $69      $119      $255
High Income Series                                    $24      $73      $125      $267
New Discovery Series                                  $25      $76      $130      $277
Total Return Series                                   $23      $70      $120      $258
Guardian Portfolio                                    $24      $73      $125      $268
Global Securities Fund                                $21      $63      $109      $235
Main Street Growth & Income Fund                      $21      $65      $111      $240
Capital Growth Portfolio Class A                      $19      $58       $99      $214
International Portfolio Class A                       $23      $72      $123      $264
Money Market Portfolio                                $18      $57       $97      $211
Communications and Information Portfolio (Class 2)    $25      $77      $132      $280
Small-Cap Value Portfolio (Class 2)                   $28      $85      $145      $308
Templeton International Securities Fund Class 2       $25      $77      $132      $280


The purpose of this table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The table reflects expenses of Carillon Account as well as those of the Funds. The table does not reflect any deduction made for premium taxes that may be applicable (see page
23). THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND THE ACTUAL EXPENSES THAT WILL BE PAID MAY BE GREATER OR LESSER THAN THOSE SHOWN.

VA2 Example - If you annuitized at the end of the applicable time period or if you surrender your VA2 Contract, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                                     1 Year   3 Years   5 Years  10 Years
Balanced Index Portfolio                              $21      $65      $111      $240
Bond Portfolio                                        $23      $71      $122      $262
Nasdaq-100 Index Portfolio                            $21      $66      $113      $244
Russell 2000 Small Cap Index Portfolio                $22      $69      $119      $254
S&P MidCap 400 Index Portfolio                        $21      $65      $111      $240
S&P 500 Index Portfolio                               $19      $60      $103      $223
Zenith Portfolio                                      $23      $71      $122      $262
Capital Appreciation Fund                             $23      $72      $123      $263
Growth Fund                                           $23      $72      $123      $264
Leveraged AllCap Portfolio                            $24      $74      $127      $271
MidCap Growth Portfolio                               $23      $72      $124      $265
Income & Growth                                       $22      $68      $117      $250
Value                                                 $25      $77      $132      $281
Emerging Growth Series                                $24      $73      $124      $266
Investors Trust Series (formerly Growth With Income)  $24      $73      $125      $268
High Income Series                                    $25      $77      $131      $280
New Discovery Series                                  $26      $80      $137      $290
Total Return Series                                   $24      $74      $127      $271
Guardian Portfolio                                    $25      $77      $132      $281
Global Securities Fund                                $22      $67      $115      $248
Main Street Growth & Income Fund                      $22      $69      $118      $253
Capital Growth Portfolio Class A                      $20      $61      $106      $228
International Portfolio Class A                       $25      $76      $130      $277
Money Market Portfolio                                $20      $61      $104      $225
Communications and Information Portfolio (Class 2)    $26      $81      $138      $293
Small-Cap Value Portfolio (Class 2)                   $29      $89      $152      $320
Templeton International Securities Fund Class 2       $26      $81      $138      $293


The purpose of this table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The table reflects expenses of Carillon Account as well as those of the Funds. The table does not reflect any deduction made for premium taxes that may be applicable (see page
23). THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND THE ACTUAL EXPENSES THAT WILL BE PAID MAY BE GREATER OR LESSER THAN THOSE SHOWN.

#In the VA1 example above, the $30 annual administration fee has been reflected in the calculation of annual expenses by converting the fee to a percent of average net assets attributable to the Contracts, adding it to the Total Separate Account Annual Expenses and the Fund Annual Expenses shown above and multiplying the resulting percentage figure by the average annual assets of the hypothetical account. The fee has been converted to a percent by dividing the total amount of the fee collected during 2000 by the total average net assets attributable to the Contracts. Net assets attributable to the Contracts includes amounts allocated to both Carillon Account and the Guaranteed Account except for such amounts as are held as reserves for annuity benefit payments.

            THE UNION CENTRAL LIFE INSURANCE COMPANY
                     AND CARILLON ACCOUNT


            The Union Central Life Insurance Company

(The following sentence appears in a box to the left of the next paragraph.)
We are a mutual insurance company.

We are a mutual insurance company, organized in 1867 under the laws of Ohio. We are primarily engaged in the sale of life and disability insurance and annuities and are currently licensed to operate in all states and the District of Columbia. The VA1 Contract is available in all states; the VA2 Contract is not available in New Jersey, Oregon or Texas as of May 1, 2001.

Carillon Account

(The following sentence appears in a box to the left of the next paragraph.)
Carillon Account is one of our separate accounts.

Carillon Account is one of our separate accounts. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. Such registration does not mean that the SEC supervises the management or investment practices or policies of Carillon Account. Our Board of Directors established Carillon Account on February 6, 1984.

Although the assets of Carillon Account belong to us, those assets are held separately from our other assets, and are not chargeable with our liabilities incurred in any other business operations (except to the extent that assets in Carillon Account exceed our liabilities under the variable portion of the Contracts). Accordingly, the income, capital gains, and capital losses incurred on the assets of Carillon Account are credited to or charged against the assets of Carillon Account, without regard to the income, capital gains or capital losses arising out of any other business we may conduct. Therefore, the investment performance of Carillon Account is entirely independent of both the investment performance of our general assets and the performance of any other of our separate accounts.

(The following sentence appears in a box to the left of the next paragraph.)
Each Subaccount of Carillon Account invests in a different Fund
Portfolio.

Carillon Account has been divided into twenty-seven Subaccounts, each of which invests in a different Portfolio of the Funds. We may add additional Subaccounts at our discretion.

The Funds

The Funds are mutual funds registered with the SEC. Such registration does not mean that the SEC supervises the management or investment practices or policies of the Funds. The Funds and their investment advisers are:

Fund                           Investment Adviser

Summit Fund..............Summit Investment Partners, Inc.
AIM Fund.................A I M Advisors, Inc.
Alger American Fund......Fred Alger Management, Inc.
American Century Fund....American Century Investment Management, Inc.
MFS Fund.................Massachusetts Financial Services Company
Neuberger Berman Fund....Neuberger Berman Management, Inc.
Oppenheimer Fund.........OppenheimerFunds, Inc.
Scudder Fund.............Zurich Scudder Investments, Inc.
Seligman Fund............J. & W. Seligman & Co. Incorporated
Franklin Templeton Fund..Templeton Investment Counsel, Inc.

(The following sentence appears in a box to the left of the next paragraph.)
Twenty-seven Portfolios currently are available.

Carillon Account invests in the:

* Balanced Index, Bond, Nasdaq-100 Index, Russell 2000 Small Cap Index, S&P MidCap 400 Index, S&P 500 Index, and Zenith Portfolios of Summit Fund;
* AIM V.I. Capital Appreciation Fund and Growth Fund of AIM Fund;
* Leveraged AllCap and MidCap Growth Portfolios of Alger American
  Fund;
* VP Income & Growth and Value Portfolios of American Century
  Fund;
* VIT Emerging Growth, Investors Trust (formerly Growth With Income), High Income, New Discovery and Total Return Series of MFS Fund;
* AMT Guardian Portfolio of Neuberger Berman Fund;
* Global Securities Fund/VA and Main Street Growth & Income Fund/ VA of Oppenheimer Fund;
* Capital Growth and International Portfolios (Class A), and Money Market Portfolio, of Scudder Fund;
* Communications and Information Portfolio (Class 2) and Small-Cap Value Portfolio (Class 2) of Seligman Fund; and
* Templeton International Securities Class 2 Portfolio of
  Franklin Templeton Fund.

Each Fund has one or more additional Portfolios that are not available through the Contract. The assets of each Portfolio are separate from the others and each Portfolio has different investment objectives and policies. As a result, each Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

The Summit Pinnacle Balanced Index Portfolio seeks investment results, with respect to 60% of its assets, that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index and, with respect to 40% of its assets, that correspond to the total return performance of investment grade bonds, as represented by the Lehman Brothers Aggregate Bond Index.

The Summit Pinnacle Bond Portfolio seeks as high a level of current income as is consistent with reasonable investment risk by investing primarily in investment-grade corporate bonds.

The Summit Pinnacle Nasdaq-100 Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index. The Portfolio invests primarily in stocks of companies listed in the Nasdaq-100 Index, as well as futures contracts and options relating to those stocks.

The Summit Pinnacle Russell 2000 Small Cap Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index.
 The Portfolio invests primarily in stocks of companies listed in the Russell 2000 Index, as well as futures contracts and options relating to those stocks.

The Summit Pinnacle S&P MidCap 400 Index Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P
MidCap 400 Index.

The Summit Pinnacle S&P 500 Index Portfolio seeks investment results that correspond to the total return performance of U.S.
common stocks, as represented by the Standard & Poor's 500
Composite Stock Index.

The Summit Pinnacle Zenith Portfolio seeks primarily long-term appreciation of capital by investing primarily in common stocks and other equity securities.

The AIM V.I. Capital Appreciation Fund seeks growth of capital through investment in common stocks the portfolio managers believe are likely to benefit from new or innovative products, services, or processes, as well as those that have experienced above-average, long-term growth in earnings.

The AIM V.I. Growth Fund seeks growth of capital primarily by investing in established and large companies considered to have strong earnings momentum.

The Alger American Leveraged All Cap Portfolio seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Alger American MidCap Growth Portfolio seeks long-term capital appreciation by focusing on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.

The American Century VP Income & Growth Fund seeks dividend growth, current income and capital appreciation by investing in common stocks. The Portfolio selects its investments primarily from the largest 1,500 publicly traded U.S. companies.

The American Century VP Value Fund seeks long-term capital growth, with income being a secondary objective. The Portfolio invests primarily in stocks of medium to large companies that the portfolio managers believe are undervalued at the time of purchase.

The MFS VIT Emerging Growth Series seeks to provide long-term growth of capital. The Series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies.

The MFS VIT Investors Trust Series (formerly Growth With Income Series) seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income. The Series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities and seeks to generate 90% of the dividend yield on the Standard & Poor's 500 Composite Index.

The MFS VIT High Income Series seeks high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. The MFS High Income Portfolio may invest up to 100% of its assets in lower-rated bonds commonly known as junk bonds. BEFORE ALLOCATING ANY PORTION OF NET PREMIUMS TO THE SUBDIVISION CORRESPONDING TO THIS PORTFOLIO, OWNERS SHOULD READ THE RISK DISCLOSURE IN THE ACCOMPANYING PROSPECTUS FOR THE MFS HIGH INCOME SERIES.

The MFS VIT New Discovery Series seeks capital appreciation by, under normal market conditions, investing at least 65% of its total assets in equity securities of emerging growth companies.
Its focus is on small emerging growth companies.

The MFS VIT Total Return Series seeks primarily to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income. The series is a "balanced fund" and invests in a combination of equity and fixed income securities.

The Neuberger Berman AMT Guardian Portfolio seeks long-term growth of capital; current income is a secondary goal. The
Portfolio invests mainly in common stocks of large companies.

The Oppenheimer Global Securities Fund/VA seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

The Oppenheimer Main Street Growth & Income Fund/VA seeks high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. It invests mainly in common stocks of U.S. companies, with an emphasis on large-capitalization companies.

The Scudder VSI Capital Growth Portfolio Class A seeks to maximize long-term capital growth through a broad and flexible investment program. The Portfolio invests in marketable securities, principally common stocks and, consistent with its objective of long-term capital growth, preferred stocks.

The Scudder VSI International Portfolio Class A seeks long-term growth of capital principally from a diversified portfolio of foreign equity securities.

The Scudder VSI Money Market Portfolio seeks stability and current income from a portfolio of money market instruments.
Money market funds are neither insured nor guaranteed by the U.S.
Government, and there can be no assurance that this Portfolio will maintain a stable net asset value per share.

The Seligman Communications and Information Portfolio (Class 2) seeks capital gain by investing primarily in securities of companies operating in the communications, information and related industries.

The Seligman Small-Cap Value Portfolio (Class 2) seeks long-term capital appreciation by investing primarily in the common stocks of companies with small market capitalization (up to $2 billion) believed to be undervalued either historically, by the market, or by other investment managers.

The FTVIP Templeton International Securities Fund (Class 2) seeks long-term capital growth. The fund invests in equity securities of companies located outside the United States, including emerging markets.

(The following sentence appears in a box to the left of the next paragraph.)
Portfolio performance is NOT guaranteed.

There is no assurance that any Portfolio will achieve its stated
objective.   Additional information about the investment
objectives and policies of the Portfolios can be found in the current Fund prospectuses which are attached to this prospectus. You should read the Fund prospectuses carefully before making any decision about the allocation of your premiums to a particular Subaccount of Carillon Account.

Additions, Deletions or Substitutions of Investments

(The following sentence appears in a box to the left of the next paragraph.)
We may add, delete or modify the Portfolios available under the Contract.

We retain the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Portfolio shares purchased by any Subaccount of Carillon Account. We reserve the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio, or of another open-end, registered investment company, if the shares of the Portfolio are no longer available for investment, or if in our judgment investment in any Portfolio would become inappropriate. To the extent required by applicable law, substitutions of shares attributable to your interest in a Subaccount will not be made until you have been notified of the change, and until the SEC has approved the change. In the case of such a substitution, affected Contract Owners will have the right, within 30 days after notification, to surrender the Contract without the imposition of any withdrawal charge. Nothing contained in this Prospectus shall prevent Carillon Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We may also establish additional Subaccounts of Carillon Account. Each additional Subaccount would purchase shares in a new Portfolio or in another Fund. New Subaccounts may be established when, in our discretion, marketing needs or investment conditions warrant, and any new Subaccounts will be made available to existing Contract Owners, if at all, only on a basis we determine. We may also eliminate one or more Subaccounts if we believe that marketing, tax or investment conditions so warrant.

In the event of any such substitution or change, we may, by appropriate endorsement, make corresponding changes in the Contracts. If we deem it to be in the best interests of persons having voting rights under the Contracts, Carillon Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under that Act in the event such registration is no longer required, or it may be combined with one or more other separate accounts.


                       THE CONTRACT

Purchasing a Contract

(The following sentence appears in a box to the left of the next paragraph.)
Minimum premium payments, after the initial premium, are $25 for Qualified Contracts and $50 for Nonqualified Contracts.

You can purchase a VA1 Contract by completing an application and having it and a premium of at least $25 for Qualified Contracts or $50 for Nonqualified Contracts sent to us by one of our registered representatives; a VA2 Contract requires an initial premium of $25,000. Acceptance of an application is subject to our underwriting rules and we reserve the right to reject any application. If we cannot credit an initial premium to the Contract within five business days of our receipt of it, then we will return the premium immediately unless the applicant consents to our holding the premium for a longer period. We will credit initial premiums accompanied by completed applications to the Contract not later than two business days following receipt.

Premiums

(The following sentence appears in a box to the left of the next paragraph.)
Subsequent premiums may be made at any time.

After the first premium has been paid and accepted, you have flexibility (within the limits of your retirement plan, if any) in determining the size and frequency of subsequent premiums. Premiums may be paid at any time and in any amount, subject only to the $25/$50 minimum and to a maximum of $10,000 per Contract Year. We may waive the maximum but a waiver in one instance does not constitute a waiver for any additional premiums.

If you own a VA1 Contract and pay no premiums for two consecutive
Contract Years (three if you live in New York), we may cancel your Contract and return its accumulation value (minus the administration fee and surrender charge, if applicable) but only if:

(The following sentence appears in a box to the left of the next paragraph.)
If you own a VA1 Contract and stop making premium payments and have a small accumulation value, we may terminate your Contract.

  * the accumulation value is less than $2,000 at the end of the two-year period (three in New York);

  * the total premium paid, less any partial surrenders, is less than $2,000; and

  * we have given you at least 30 days notice to pay an additional premium to prevent cancellation.

Your premiums will be allocated among the twenty-eight Investment Options in accordance with the instructions specified in your application for the Contract or as you may subsequently change them. You may allocate any portion of your premiums (subject to a $10 minimum) to any of the Investment Options. You may change your payment allocation instructions at any time, without charge, by providing us new instructions in a form acceptable to us.

Crediting of Accumulation Units

(The following sentence appears in a box to the left of the next paragraph.)
Accumulation units are used to measure the value of your Variable
Account subdivisions.

We credit premiums that you allocate to your Variable Account to your Contract in the form of Accumulation Units. The number of Accumulation Units credited to your Contract is determined by dividing the amount you allocate to each subdivision of the Variable Account by the Accumulation Unit value for the corresponding Subaccount of Carillon Account for the Valuation Period during which your premium is received. (In the case of the initial premium, units are credited when the application is accepted.) The value of the Accumulation Units will vary in accordance with investment experience and expenses of the Portfolio in which the Subaccount invests.

During the Pay-in Period, your Contract's accumulation value equals the sum of the Variable Account and the Guaranteed Account credited to your Contract. The Variable Account is the sum of the value of all subdivisions of the Variable Account. The value in a subdivision equals the number of Accumulation Units credited to that subdivision times the value of the Accumulation Units for the corresponding Subaccount. For the value of the Guaranteed Account, see page 26.


Value of Accumulation Units

(The following sentences appear in a box to the left of the next paragraph.)
The values of accumulation units vary with the performance of corresponding Portfolios. The values of accumulation units are computed at the close of business on each "valuation date."

The value of Accumulation Units is expected to change every valuation period, and will depend upon the investment performance and expenses of the Portfolio in which each Subaccount invests. The Accumulation Units in each Subaccount are valued separately.

A valuation period is the period between successive valuation dates, commencing at the close of business of each valuation date and ending at the close of business of the next succeeding valuation date. A valuation date is each day, Monday through Friday, when there are purchases or redemptions of Fund shares, except:

* when the New York Stock Exchange is closed (currently, New
  Year's Day, Martin Luther King, Jr. Day, Presidents' Day,
  Good Friday, Memorial Day, Independence Day (observed), Labor
  Day, Thanksgiving Day, and Christmas Eve); and

* any day on which changes in the value of the portfolio securities of a Portfolio will not materially affect the current net asset value of the shares of that Portfolio.

The value of each Accumulation Unit was initially set at $10. Thereafter, the value of an Accumulation Unit for any valuation period equals the value of such a unit as of the immediately preceding valuation period, multiplied by the "Net Investment Factor" for the current valuation period.

The Net Investment Factor for each Subaccount for any Valuation
Period is determined by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is:
* the net asset value per Portfolio share held in the Subaccount determined as of the end of the current valuation period; plus

* the per share amount of any dividend or capital gains
  distributions   made by the Portfolio on shares held in the
  Subaccount if the "ex-dividend" date occurs during the current valuation period; plus or minus

* a per share charge or credit for any taxes incurred by or provided for in the Subaccount, which we determine to have resulted from the maintenance of the Subaccount (we do not believe that currently any taxes are incurred by Carillon Account); and

(B) is:
* the net asset value per Portfolio share held in the Subaccount determined as of the end of the immediately preceding valuation period (adjusted for an "ex-dividend"); plus or minus

* the per share charge or credit for any taxes provided for
  during   the immediately preceding valuation period; and

(C) is:
* a factor representing the daily charges we deduct from Carillon
  Account for administrative expenses and assumption of the mortality and expense risks under the Contract. The factor is equal to 0.00003% for a one-day valuation period.

Transfers

(The following sentences appear in a box to the left of the next paragraph.)
During the Pay-in Period, you may make 6 free transfers per Contract Year from or among the Variable Account subdivisions. Additional transfers cost $10 each. Transfers from the Guaranteed Account in VA1 Contracts are subject to restrictions.

During the Pay-in Period, you may transfer amounts among subdivisions of your Contract's Variable Account or between the Guaranteed Account and subdivisions of the Variable Account. If you own a VA2 Contract, your transfer right is unrestricted. If you own a VA1 Contract, you may transfer up to the greater of:

 * 20% of the value of the Guaranteed Account (as of the first day of the Contract Year), or

 * $1,000

to one or more subdivisions of the Variable Account each Contract Year. For both VA1 and VA2 Contracts, there is no maximum on amounts that may be transferred out of a subdivision of the Variable Account. The minimum amount that may be transferred is $300, or if less, the entire amount in the Investment Option.

During the Pay-in Period, you may make up to six free transfers each Contract Year. However, we will impose a transfer fee (currently $10 and guaranteed not to exceed $15) for each transfer in excess of six. If after a transfer the amount remaining in any Investment Option is less than $25, then the entire amount will be transferred instead of the requested amount.

Your transfer requests must be made by written or telephone instructions which specify in detail the requested changes. Transfers from subdivisions of the Variable Account will be made based on the Accumulation Unit values at the end of the valuation period during which we receive the transfer request at our Home Office (address and phone number on the first page of this prospectus).

During the Pay-out Period, the Annuitant can change the reserve basis (contract reserves for the specific variable annuity contract involved) for the variable annuity benefit payments he or she is receiving once in each 12 months after the first 12 months. Such a change in reserve basis for variable annuity benefit payments will result in subsequent annuity benefit payments being based on the investment performance of the Subaccount to which annuity reserves have been transferred.

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Subaccount on any one day to 1% of the previous day's total net assets of that Subaccount if we or the Subaccount in our discretion, believe that the Subaccount might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone requests in the order received. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not made. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Certain third parties may offer you asset allocation or timing services for your contract. Fees you pay for such asset allocation or timing services are in addition to any contract charges. WE DO NOT ENDORSE, APPROVE OR RECOMMEND THESE SERVICES.

Telephone Transfers: You are eligible to make transfers pursuant to telephone instructions unless you tell us in writing that you do not want to make transfers by telephone.

(The following sentence appears in a box to the left of the next paragraph.)
You may make transfers by telephone.

Telephone transfer instructions may be made by calling 1-800-456-9319 between 9:00 a.m. and 3:30 p.m. (Eastern Time) on days when we are open for business. Each telephone exchange request must include a precise identification of your Contract and your "Personal Security Code" or other designated identifiers. We may accept telephone exchange requests from any person who properly identifies the correct Contract Number and Personal Security Code or other designated identifiers. Thus, you risk possible loss of interest, capital appreciation and principal in the event of an unauthorized telephone exchange. Neither we nor the Funds nor Carillon Investments, Inc. (the principal underwriter of the Contracts) will be liable for complying with telephone instructions we reasonably believe to be authentic, nor for any loss, damage, cost or expense in acting on such telephone instructions, and you will bear the risk of any such loss. We will employ reasonable procedures to confirm that telephone instructions are genuine. If we do not employ such procedures, we may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of such transactions to Contract Owners, and/or tape recording of telephone transfer request instructions received from Contract Owners. We may record all or part of any telephone conversation relating to transfer instructions without prior disclosure.

Telephone instructions apply only to previously invested amounts and do not change the investment of any future premiums paid under the Contract. You may change allocations of future premium payments by providing us new instructions in a form acceptable to us.

Note: During periods of drastic economic or market changes, telephone transfers may be difficult to implement. At such times, requests may be made by regular or express mail and we will process them pursuant to the terms and restrictions already described in this section.
We reserve the right to modify, suspend or discontinue the telephone transfer privilege at any time and without prior notice.

Special Transfers - Dollar Cost Averaging

(The following sentence appears in a box to the left of the next paragraph.)
You may pre-arrange certain types of transfers, including ones in connection with Dollar Cost Averaging, Portfolio Rebalancing and
Interest Sweep programs.

We administer a dollar cost averaging ("DCA") program that enables you to pre-authorize a periodic exercise of your right to transfer amounts among subdivisions of the Variable Account. By entering into a DCA agreement, you instruct us to transfer monthly (as of the first business day of the month) a predetermined dollar amount from the Money Market subdivision to other subdivisions of your Variable Account until the amount in your Money Market subdivision is exhausted. The minimum amount of a DCA transfer is $100. You may terminate your DCA agreement at any time by notifying us in writing at least five business days prior to the next scheduled transfer date.

Transfers made pursuant to the DCA program are not subject to a transfer charge and do not affect your Contract right during the Pay-in Period to make up to six transfers each Contract Year without charge.

By allocating specific amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations.
 There is no guarantee, however, that such an investment method will result in profits or prevent losses.

If you are interested in the DCA program, you may elect to participate in it by separate application.

Portfolio Rebalancing Plan

If you have at least $5,000 in your Variable Account, you may elect to establish a Portfolio Rebalancing Plan. Under such a plan, you may tell us (in your application or by separate application) the percentage levels you would like to maintain among the subdivisions of your Variable Account. On a quarterly, semi-annual or annual basis (as you select), we will automatically rebalance the subdivisions of your Variable Account to maintain the indicated percentages by transfers among the subdivisions. The entire value of the subdivisions of your Variable Account must be included in your Portfolio Rebalancing Plan. Other investment programs, such as the DCA program, Interest Sweep Plan (see below), or other transfers or withdrawals may not be appropriate in concert with the Portfolio Rebalancing Plan. Transfers made pursuant to the Portfolio Rebalancing Plan are not subject to a transfer charge and do not affect your right to make up to six free transfers each Contract Year during the Pay-in Period. You may terminate your Portfolio Rebalancing Plan at any time by notifying us in writing at least five business days prior to the date of the next rebalancing.

The Portfolio Rebalancing Plan is not available for amounts in the Guaranteed Account. We reserve the right to alter the terms or suspend or eliminate the availability of the Portfolio
Rebalancing Plan at any time.

Interest Sweep Plan

If you have at least $5,000 in the Guaranteed Account, you may elect (in your application or by separate application) to have the interest credited to the Guaranteed Account periodically transferred (or "swept") into specified subdivisions of the Variable Account. The sweep may be done on a quarterly, semi-annual or annual basis. You may terminate your Interest Sweep Plan at any time by notifying us in writing at least five business days prior to the date of the next periodic sweep. Transfers made pursuant to the Interest Sweep Plan are not subject to a transfer charge and do not affect your right to make up to six free transfers each Contract Year during the Pay-in Period. We reserve the right to alter the terms or suspend or eliminate the availability of the Interest Sweep Plan at any time.

Surrenders

(The following sentences appear in a box to the left of the next paragraph.)
Full or partial surrenders give you access to your Contract's accumulation values. Surrender charges and penalty taxes may apply to some surrenders.

You may make cash withdrawals (surrenders) of all or part of your Contract's accumulation value at any time during the Pay-in Period prior to the death of the Annuitant (subject to any restrictions imposed in connection with your retirement plan). Surrender requests must be made in writing according to our procedures. Surrenders cannot be made by telephone. Surrenders include, but are not limited to, transactions commonly referred to as withdrawals, external transfers, rollovers and exchanges under Section 1035 of the Code. The amount available is your Contract's accumulation value at the end of the valuation period during which we receive the proper written request, minus any surrender charges, administration fee and premium taxes not previously deducted. Surrenders from a VA2 Contract are not subject to surrender charges or annual administration fees. Surrenders from the Variable Account generally will be paid within seven days of receipt of the written request. For surrenders from the Guaranteed Account, see page 27. For restrictions applicable to certain surrenders under Contracts issued in connection with plans adopted pursuant to Section 403(b) of the Code, see "Qualified Plans," page 29.

The minimum partial surrender is $100 or the entire amount in the Investment Option, whichever is less. If the amount remaining in the Investment Option would be less than $25 after the surrender (and deduction of the surrender charge, if any), then the request will be considered to be a request for surrender of the entire amount held in the Investment Option. If a partial surrender plus any surrender charge would reduce the Contract's accumulation value to less than $100, then a request for a partial surrender will be treated as a total surrender of the Contract and the entire accumulation value, less any charges, will be paid out.

Under certain circumstances, surrenders of VA1 Contracts will be subject to surrender charges described below (at page 21). Under certain circumstances, surrenders of VA1 and VA2 Contracts may be subject to a 10% tax penalty.

The full administration fee will also be deducted from a VA1
Contract at the time of total surrender regardless of the date of surrender. For total surrenders, any surrender charge and administration fee will be deducted from the amount paid.

We will implement partial surrenders by canceling Accumulation Units in an amount equal to the withdrawal and any applicable surrender charge. You should designate the Investment Option from which your surrender should be made. If you make no designation, your requested amount will be withdrawn from each of your Investment Options (in the proportion the Investment Option bears to your accumulation value). The surrender charge, if any, will be deducted from the value remaining after payment of the requested amount, or from the amount paid if the entire amount in an Investment Option is surrendered.

Since you assume the investment risk with respect to amounts allocated to your Variable Account (and because there are certain charges), the total amount paid upon total surrender of your Contract (including any prior surrenders) may be more or less than the total premiums that you paid.

Personal Income Plan

(The following sentence appears in a box to the left of the next paragraph.)
Personal Income Plans allow you to pre-arrange surrenders.

We administer a Personal Income Plan ("PIP") that enables you to pre-authorize periodic surrenders by entering into a PIP agreement with us that instructs us to withdraw a level dollar amount or percentage of your Contract's accumulation value on a monthly, quarterly, semi-annual or annual basis. To the extent that the total of PIP surrenders in a Contract Year exceeds 10% of your accumulation value in a VA1 Contract (in the initial year, as of the date we approve the PIP agreement; in subsequent years, as of the first day of that Contract Year), a surrender charge may be applicable. PIP surrenders may also be subject to the 10% federal tax on early withdrawals.

CHARGES AND OTHER DEDUCTIONS

Administration Fees

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paragraph.)
You pay a $30 administration fee each Contract Year during the Pay-in Period for a VA1 Contract if your accumulation value is less than $25,000.

During the Pay-in Period, if you own a VA1 Contract, we will deduct an administration fee of $30 from your Contract's accumulation value on the last day of each Contract Year for our expenses related to administration of your Contract and Variable Account. The annual administration fee will be waived for: (1) any year in which the accumulation value of your VA1 Contract is $25,000 or more on the last day of that Contract Year, and (2) all VA2 Contracts without regard to accumulation value. We reserve the right to waive this fee for Contracts sold to select classes of employer-sponsored retirement plans. We guarantee that the amount of this fee will not increase over the life of the Contract. This annual administration fee is not deducted during the Pay-out Period.

(The following sentences appear in a box to the left of the next paragraph.)
We deduct daily asset-based charges of 0.25% for administering the Contracts and Carillon Account and 1.00% (VA1) or 1.20% (VA2) for assuming certain mortality and expense risks. We may increase the mortality and expense risk charge to as much as 1.70%.

The fee will be deducted pro rata from all Investment Options in the same proportion that your interest in each bears to your Contract's total accumulation value. The full administration fee will also be deducted at the time of total surrender, regardless of the date of surrender. However, in the case of a total surrender, the annual administration fee will also be waived if the accumulation value of your VA1 Contract is $25,000 or more on the date of surrender.

We also deduct a daily administrative expense charge at an annual rate of 0.25% of the assets of your Variable Account to help defray our expenses of administering Carillon Account and the Contract. This deduction also is guaranteed not to increase over the life of the Contract.

Mortality and Expense Risk Charge

A "mortality and expense risk" charge will be deducted daily at a rate equal, on an annual basis, to 1.00% of each Contract's Variable Account for a VA1 Contract, and 1.20% of each Contract's Variable Account for a VA2 Contract. THIS CHARGE MAY INCREASE BUT WE GUARANTEE THAT IT WILL NEVER BE MORE THAN 1.70%.

The mortality risk arises from our guarantees to make annuity benefit payments in accordance with the annuity tables in the Contract, regardless of how long the Annuitant lives and regardless of any improvement in life expectancy generally. This relieves Annuitants of the risk that they might outlive the funds that have been accumulated for retirement. The mortality risk also arises from our guarantee to pay death benefits equal to the total of all premiums paid under the Contract, with adjustments for any partial surrenders (including surrender charges), should an Annuitant die during the Pay-in Period.

Our expense risk arises from the possibility that the amounts realized from the administration fees and surrender charge (which are guaranteed not to increase) will be insufficient to cover our actual administrative and distribution expenses. If these charges are insufficient to cover the expenses, the deficiency will be met from our general corporate funds, including amounts derived from the mortality and expense risk charge.

If amounts derived from the mortality and expense risk charge are insufficient to cover mortality costs and excess expenses, we will bear the loss. If the charge is more than sufficient, we will retain the balance as profit. We currently expect a profit from this charge.

Surrender Charge (Contingent Deferred Sales Charge) for VA1
Contracts

(The following sentences appear in a box to the left of the next paragraph.)
Surrender charges may be deducted upon surrenders of VA1
Contracts. 10% of your accumulation value may be withdrawn each Contract Year without a surrender charge. Aggregate surrender charges will never exceed 9% of aggregate premiums paid.

If you surrender your VA1 Contract in the first eight Contract
Years, then a surrender charge will be imposed on the amount withdrawn as shown below:

Contract Year                                         There-
 of Surrender         1   2   3   4   5   6   7   8   after
                      -   -   -   -   -   -   -   -   -----
Applicable Surrender
    Charge            7%  7%  6%  5%  4%  3%  2%  1%    0%


Notwithstanding the charges described above, partial surrenders totaling not more than 10% of your VA1 Contract's accumulation value (as of the date of the first partial surrender in the Contract Year) may be made each Contract Year without the imposition of the surrender charge. The cumulative total of all surrender charges is guaranteed never to exceed 9% of premiums. Also, VA1 Contract PIP surrenders in a Contract Year totaling not more than 10% of the accumulation value (in the initial year, as of the date we approve the PIP agreement; in subsequent years, as of the first day of that Contract Year) may be made without the imposition of the surrender charge.

Surrender charges on partial surrenders of VA1 Contracts will be deducted pro rata from the value remaining in the Investment Option(s) from which the amount paid was withdrawn. However, if insufficient value remains to pay the surrender charges or if the entire amount in an Investment Option is withdrawn, then to the extent necessary, any surrender charge will be deducted from the amount to be paid. Any surrender charge on a total surrender of a Contract will be deducted from the amount paid.

The amounts we obtain from the surrender charge will be used to offset the distribution fee we pay to Carillon Investments, Inc.
 The surrender charge is not expected to recover all of the distribution costs associated with the Contracts. We will pay any shortfall out of our general surplus, which may include profits derived from the mortality and expense risk charge.

Certain surrenders of Contracts may also be subject to federal tax penalties. See Federal Tax Matters, page 28.

Terminal Illness/Confinement

(The following sentence appears in a box to the left of the next paragraph.)
If state law allows, we will waive surrender charges if your sur-render is because you have a terminal illness or are confined to a "qualified" health care institution.

Also, where permitted by state law, we will waive the surrender charge upon a full surrender or one or more partial surrenders of a VA1 Contract in the event of (1) or (2) below:

(1) The Contract Owner becomes confined in a qualified institution for a period of at least 30 consecutive days after the Contract Date, subject to the following:

    * The Contract Owner must be a natural person (not a trust, corporation, or other legal entity).
    * The Contract Owner must have been an owner of the Contract continuously since the Contract Date.
    * The Contract Owner was not confined in a qualified institution at any time during the 60 day period just prior to the Contract Date.
    * We receive a written request for full or partial surrender along with due proof of confinement within 12 months following such confinement.

    * A "qualified institution" means any licensed hospital or licensed skilled or intermediate care nursing facility at which:
        - medical treatment is available on a daily basis; and
        - daily medical records are kept for each patient.

(2) The Contract Owner contracts a terminal illness after the Contract Date, subject to the following:

    * The Contract Owner must be a natural person (not a Trust, Corporation, or other legal entity).
    * The Contract Owner must have been an owner of the Contract continuously since the Contract Date.
    * The Contract Owner has less than 12 months to live.
    * We must receive a written request for full or partial surrender together with a certificate from the Contract Owner's attending physician stating the Contract Owner's life expectancy and any other proof we may require.

    * "Physician" means a medical doctor licensed in the United
      States who:
         - is operating within the scope of that license; and
         - is not the Contract Owner and is not related to the Contract Owner.

Other Waivers or Reductions of Surrender Charge

(The following sentences appear in a box to the left of the next paragraph.)
The surrender charge may be reduced in certain circumstances, including in connection with sales to groups or upon certain types of exchanges.

The surrender charge may be reduced in certain instances where a large number of VA1 Contracts are issued in connection with a single sale. For example, the charge may be reduced where a corporate pension plan funded by the VA1 Contracts results in the issuance of a number of VA1 Contracts to the same owner, or where an employer-sponsored salary-deduction plan results in VA1 Contracts being issued to a number of employees of one employer. Any reduction in the surrender charge will be nondiscriminating by class of purchaser and will be based on reduced selling and other expenses.

The surrender charge may be modified for VA1 Contracts where the premium is a result of a transfer to or from:

  * another VA1 Contract owned by the employer or another person for the benefit of the Contract Owner in connection with an employee benefit plan,
  * a certificate (account) under certain of our group retirement annuity contracts, or
  * certain of our life insurance policies or annuity contracts.

In addition, the surrender charge will be eliminated with respect to any amount payable in connection with the surrender of a VA1 Contract where such amount is forfeited by an employee under the terms of an employee benefit plan and credited to another VA1 Contract issued in connection with the plan. The reduction or elimination of the surrender charge in the foregoing circumstances recognizes the reduction of selling expense in such circumstances.

Premium Taxes

We will deduct any premium taxes imposed by state or local law when incurred, which could be:

  * at the Maturity Date,

  * when a total surrender occurs, or

  * when premiums are paid.

If the charge for premium taxes is deducted at the Maturity Date, it will be taken from each Investment Option in the proportion that your interest in the Investment Option bears to the Contract's total accumulation value. If the charge for premium taxes is deducted when premiums are paid, it will be deducted from the premium before the premium has been allocated to the Investment Option(s). Applicable premium tax rates depend upon such factors as your state of residency and the insurance laws and our status in that state when the premium taxes are incurred. Current premium tax rates range from 0 to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

Fund Expenses

(The following sentence appears in a box to the left of the next paragraph.)
The Funds pay investment advisory fees and other expenses.

There are deductions from and expenses paid out of the assets of the Funds that are fully described in the Fund prospectuses and summarized in the table on page 8.


BENEFITS UNDER THE CONTRACT

Death Benefits

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paragraph.)
A death benefit at least equal to premiums paid (less surrenders and related surrender charges) will be paid to the Beneficiary upon the death of the Annuitant during the Pay-in Period.

If the Annuitant is the Contract Owner and dies during the Pay-in Period, or if the Annuitant dies during the Pay-in Period while the Contract Owner is living, then a death benefit will be paid to the Beneficiary. Subject to state insurance law, the death benefit will be the greater of:

  * the sum of all premiums paid less any amounts deducted in connection with partial surrenders, including any surrender charge associated with those partial withdrawals; or

  * the Contract's accumulation value on the date we receive Due
    Proof of Death.

This formula guarantees that the death benefit will at least equal the sum of all premiums paid (less any partial surrenders and surrender charges on such partial withdrawals), independent of the investment experience of Carillon Account.

If a Contract Owner who is not the Annuitant dies during the Pay-in Period and while the Annuitant is living, we normally will pay the Contract's accumulation value (measured as of the date we receive Due Proof of Death) to the Contract Owner's estate or to a successor Contract Owner. However, if the Contract Owner's spouse is the designated beneficiary under the Contract, that spouse will become the Contract Owner and no distribution will be required as a result of the death of the original Contract Owner.

If the Annuitant dies during the Pay-out Period, we will provide the death benefit, if any, contained in the particular annuity benefit option elected. See page 24.

Annuity Benefit Payments

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paragraph.)
You select the Maturity Date (when you stop paying premiums and start receiving annuity benefit payments) and may change it subsequently by giving us 30 days written notice.

Maturity Date-You may specify at the time of application the day that annuity benefit payments will commence under the Contract (the "Maturity Date"). You may change your Maturity Date at any time, provided we receive written notice of the change at least 30 days before the previously specified Maturity Date. The Maturity Date must be:

  * at least one month after the Contract Date (one year after in New Jersey);

  * the first day of a calendar month; and

  * no later than the Annuitant's 95th (85th in New York and Pennsylvania) birthday (particular retirement plans may impose additional limitations).

Type of Income Payments-You may specify any proportion of your Contract's accumulation value (less premium taxes, if any) to be applied to a variable annuity or a fixed annuity. Variable annuity benefit payments will vary in accordance with the investment experience of the Subaccount(s) you select.

(The following sentence appears in a box to the left of the next paragraph.)
You select a fixed or variable annuity benefit payment option at least 30 days prior to the Maturity Date.

At least 30 days before the Maturity Date, you must select how your Contract's accumulation value will be used to provide the monthly annuity benefit payments. If no selection is made, we will provide a fixed annuity with the proceeds of the Guaranteed Account and a variable annuity with the proceeds of the Variable Account. The first variable annuity benefit payment will be based on the allocation of the Variable Account among the subdivisions.

If you select a variable annuity, the amount of the first monthly annuity benefit payment will be obtained from the appropriate Option Table in your Contract. Subsequent monthly income payments will vary based on the investment experience of the Subaccount(s) used to reserve for the annuity.

Amount of Variable Annuity Benefit Payments-The amount of variable annuity benefit payments will depend not only upon the investment experience of the Subaccount you select, but also upon the amount of any premium tax, the age (and possibly sex) of the Annuitant, and the annuity benefit option chosen. We guarantee that the annuity benefit payments:

  * will not be affected by any variation in the actual mortality experience of the Annuitants from what was assumed in determining the amount of the first monthly payment, and

  * will not be affected by the actual amount of expenses we incur in administering the Contract.

Because variable annuity benefit payments will vary with the investment results of the Subaccounts, the amounts of those payments cannot be predetermined.

If the total accumulation value to be applied to an annuity benefit option is less than $5,000 ($2,000 in Massachusetts, New York and Texas), we will have the option of paying the accumulation value in a lump sum. If the total first monthly payment (combined Fixed and Variable) determined under the annuity benefit option selected is less than $50 ($20 in New
York), we may change the payment frequency of annuity benefit payments to quarterly, semiannually or annually.

(The following sentence appears in a box to the left of the next paragraph.)
A variety of annuity benefit payment options are available, including ones in which you receive payments for life or for the longer of life or a specified number of years and ones based on a single life or on the joint lives of two or more people.

Annuity Benefit Payment Options-You may elect a fixed annuity, a variable annuity, or a combination fixed and variable annuity. All of the annuity benefit options listed below (except the alternate annuity option) are available as either fixed or variable annuities.

Up to 30 days before the Maturity Date, you may change the annuity benefit option. If an option is chosen which depends on the continuation of the life of the Annuitant or of a contingent Annuitant, proof of age will be required before annuity benefit payments begin. The annuity benefit options include:

Option 1: Life Annuity-

* Nonrefund. We will make payments during the lifetime of the Annuitant. No payments are due after the death of the Annuitant. It is possible under this option that only one payment will be made if the Annuitant dies before a second payment is due, or that only two payments will be made if the Annuitant dies before the third payment, and so forth.

* 5-Years Certain. We will make payments for at least five years, and after that during the lifetime of the Annuitant. No payments are due after the death of the Annuitant or, if later, the end of the five-year period certain.

* 10-Years Certain. We will make payments for at least 10 years, and after that during the lifetime of the Annuitant. No payments are due after the death of the Annuitant or, if later, the end of the 10-year period certain. (This option will apply unless you select a different option.)

* Installment Refund. We will make payments for a period certain and after that during the lifetime of the Annuitant. No payments are due after the death of the Annuitant or, if later, the end of the period certain. The number of period certain payments is equal to the amount applied under this option divided by the amount of the first annuity payment; provided, however, that the amount of the final period certain payment shall be multiplied by that part of the answer which is not a whole number.

Option 2: Joint and Survivor Life Annuity-

* Joint and Survivor Nonrefund. We will make payments during the joint lifetime of the Annuitant and contingent Annuitant. Payments will then continue during the remaining lifetime of the survivor of them. No payments are due after the death of the last survivor of the Annuitant and contingent Annuitant. It is possible under this option that only one monthly annuity payment will be made if the Annuitant and contingent Annuitant both die before the second payment is made, or that only two payments will be made if they both die before the third payment, and so forth.

* Joint and Survivor with 10-Year Certain. We will make payments for 10 years and after that during the joint lifetime of the Annuitant and contingent Annuitant. Payments will then continue during the remaining lifetime of the survivor of them. No payments are due after the death of the survivor of the Annuitant and contingent Annuitant or, if later, the end of the 10-year period certain.

Instead of the settlement in accordance with the annuity benefit options described above, you may choose an alternate type of fixed annuity payment. Such alternate annuity option shall be based on rates at least as favorable as those for fixed-dollar single-premium immediate annuities we are issuing on the Maturity Date. This alternate annuity option may only be elected within 30 days before the Maturity Date.

If the Annuitant dies on or after the Maturity Date, but before annuity benefit payments have been made for a guaranteed period, if any, we will continue payments to the beneficiary until the rest of the guaranteed payments have been made. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in the annuity option table from which the payments were determined) and pay that sum to the estate of the last to die of the Annuitant and the Beneficiary.

                   THE GUARANTEED ACCOUNT

(The following sentence appears in a box to the left of the next paragraph.)
Interests in the Guaranteed Account are not securities and Union
Central is not an investment company.

Premiums allocated to the Guaranteed Account and transfers to the Guaranteed Account become part of our general assets, which support our insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the Guaranteed Account have not been registered under the Securities Act of 1933 ("1933 Act") nor is Union Central registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither Union Central nor any interests in our general assets generally are subject to the provisions of the 1933 or 1940 Acts and it is understood that the SEC staff has not reviewed the disclosures in this prospectus which relate to the fixed portion of the Contract. Disclosures regarding the fixed portion of the Contract and Union Central, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. For complete details regarding the fixed portion, see the Contract itself.

General Description

The Guaranteed Account is the value of the Contract that is part of our general assets, other than those allocated to separate investment accounts such as Carillon Account. You may elect to allocate all or part of your premiums to the Guaranteed Account, and you may also transfer values from your Variable Account to the Guaranteed Account. We bear the full investment risk for all amounts allocated or transferred to the Guaranteed Account, whereas you bear the investment risk for amounts allocated or transferred to your Variable Account. We have sole discretion to invest our general assets, including assets funding the Guaranteed Account, subject to applicable law.

Guaranteed Account Accumulations

(The following sentences appear in a box to the left of the next paragraph.)
We guarantee that amounts you allocate to the Guaranteed Account will accumulate at a rate of at least 3.00% per year. We may credit more than 3.00% interest at our discretion

We guarantee that we will credit interest to the Guaranteed Account at an effective rate of at least 3.0% per year compounded annually. Interest in excess of the guaranteed rate may be used in the calculation of the Guaranteed Account at such increased rates and in such a manner as we may determine. Generally, the current interest rate paid on the Guaranteed Account of VA2 Contracts will be lower than the current rate paid on the Guaranteed Account of VA1 Contracts. Any interest credited to the guaranteed account in excess of the minimum guaranteed rate of 3.0% per year will be determined in our sole discretion.

We guarantee that, during the Pay-in Period, the Guaranteed
Account of the Contract will be at least equal to:

   * the total of all net premiums allocated to the Guaranteed
     Account; plus

   * the total of all amounts transferred to the Guaranteed
     Account from the Variable Account; minus

   * the total of all amounts transferred from the Guaranteed
     Account to the Variable Account (including the transfer fee); minus

   * the total of any administration fees attributable to the Guaranteed Account; minus

   * the total of all partial surrenders from the Guaranteed
     Account (including any surrender charge); plus

   * interest accumulated in the Guaranteed Account (the minimum guaranteed annual effective interest rate is 3.0%).

Fixed Annuity Benefit Payments

(The following sentence appears in a box to the left of the next paragraph.)
Fixed annuity benefit payments are based on interest credited at a guaranteed 4.00% rate.

A fixed annuity is an annuity with benefit payments that have a dollar amount that is fixed and guaranteed by the insurance company issuing the contract. The amount of the annuity benefit payments will be determined by applying the Guaranteed Account to rates at least as favorable as those in the applicable annuity option table in accordance with the annuity benefit option elected. This will be done at the Maturity Date. The annuity option tables contained in the Contract are based on a 4.0% interest rate.

We guarantee the amount of fixed annuity benefit payments. The payment depends only on the annuity benefit option elected, the age (and possibly sex) of the Annuitant, and the amount applied to purchase the fixed annuity.

Surrenders

(The following sentence appears in a box to the left of the next paragraph.)
You may surrender all or part of your Guaranteed Account during the Pay-in Period, but we may delay paying your surrender proceeds for up to 6 months.

You may surrender all or part of your Guaranteed Account value at any time during the Pay-in Period prior to the death of the Annuitant. We intend to pay surrender requests upon receipt but reserve the right to delay payment of all surrenders from the Guaranteed Account for up to six months. Surrenders from the Guaranteed Account generally are subject to the same provisions that apply to surrenders from the Variable Account, discussed under "Surrenders" on page 20.

Transfers

(The following sentences appear in a box to the left of the next paragraph.)
Transfers from the Guaranteed Account to the Variable Account may be made during the Pay-in Period. No more than the greater of 20% of your Guaranteed Account (as of the first day of the Contract Year) or $1,000 may be so transferred in a Contract Year in a VA1 Contract.

Amounts may be transferred among subdivisions of a Contract's
Variable Account, or between the Guaranteed Account and subdivisions of the Variable Account, at any time during the Pay-in Period. During the Pay-in Period, if you own a VA1 Contract, you may transfer up to the greater of

   * 20% of the value of your Guaranteed Account (as of the first day of the Contract Year), or
   * $1,000

to one or more subdivisions of your Variable Account each
Contract Year.  There are no limits on the amount you may
transfer out of the Guaranteed Account if you own a VA2 Contract.
The minimum amount that may be transferred is $300, or if less,
the entire amount in the Investment Option.   No transfers may be
made with respect to fixed annuity benefit payments.

                          GENERAL MATTERS

Designation of Beneficiary

(The following sentence appears in a box to the left of the next paragraph.)
You designate a Beneficiary to receive benefits upon the death of the Annuitant.

The Beneficiary is the person you designate as such in your application and is the person or persons to whom benefits will be paid upon the death of the Annuitant. Subject to the terms of any existing assignment or the rights of any irrevocable Beneficiary, you may change the Beneficiary while the Annuitant is living by providing us with written notice. Any change will be effective at the time you signed it, whether or not the Annuitant is living when we receive the change. We will not, however, be liable as to any payment or settlement made prior to receiving the written notice.


20-Day Right to Examine Contract

(The following sentence appears in a box to the left of the next paragraph.)
In the first 20 days after you receive your Contract, you may return it and receive a refund from which surrender charges are not deducted.

If you are not satisfied with the Contract, you may void it by returning it to us or our agent from which it was purchased within 20 days of receipt. You will then receive a full refund of any premium paid or in certain states the Contract's accumulation value.

Contract Owner's Inquiry

You may make inquiries concerning your Contract by calling us at
(513) 595-2728, or writing c/o Annuity Administration, P.O. Box
40888, Cincinnati, Ohio 45240.

                    FEDERAL TAX MATTERS

Introduction

The following discussion is general and is not intended as tax advice. This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). We make no representation about the likelihood of continuation of these federal income tax laws or of the current interpretations by the IRS. Moreover, we have made no attempt to consider any applicable state or other tax laws.

The Contract may be used in connection with retirement plans that are qualified for special tax treatment under Sections 401, 403, 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the Contract's accumulation value, on annuity benefit payments, and on the economic benefit to the Contract Owner, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Contract is purchased, on the tax and employment status of the individual concerned, on our tax status, and on other factors. Any person concerned about these tax implications should consult a competent tax adviser.

Tax Status of Contracts

The following discussion assumes that the Contracts will be treated as annuities under Section 72 of the Code.

(The following sentences appear in a box to the left of the next paragraph.)
Gains inside an annuity contract are usually tax-deferred (if the contract owner is a natural person) until there is a surrender or receipt of annuity benefit payments or a death benefit payment. When taxed, those gains are taxed as ordinary income.

We believe that an annuity owner generally is not taxed on increases in the value of an annuity contract until distribution occurs either in the form of a lump sum received by withdrawing all or part of the cash value (i.e., surrenders), as annuity benefit payments under the annuity option elected, or as a death benefit payment. The exception to this rule is the treatment afforded to owners that are not natural persons. Generally, an owner of any deferred annuity contract who is not a natural person must include in income any increase in the excess of the owner's cash value over the owner's investment in the contract during the taxable year. However, there are some exceptions to this exception and you may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity benefit payment or lump-sum payment) is taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the cash value (and in the case of a Qualified Contract, any portion of an interest in the qualified employer plan) generally will be treated as a distribution.

The following discussion applies generally to Contracts owned by natural persons.

In the case of a surrender under Qualified Contracts, amounts received are treated as taxable income to the extent that they exceed the "investment in the contract." Any additional amount withdrawn is not taxable. The "investment in a contract" generally equals the portion, if any, of any premium paid by or on behalf of an individual under a contract which is not excluded from the individual's gross income. For contracts issued in connection with tax-qualified plans, the "investment in the contract" can be zero. A special rule may apply to surrenders under Qualified Contracts with respect to the "investment in the contract" as of December 31, 1986. In the case of a surrender under Nonqualified Contracts, amounts received are first treated as taxable income to the extent that the cash value of the contract immediately before the surrender exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. For purposes of determining amounts treated as taxable income, all annuity contracts issued by the same company to the same person during any calendar year are treated as a single contract.

The recipient of an annuity benefit payment under the Contract is generally taxed on the portion of that payment that exceeds the investment in the Contract. For variable annuity benefit payments, the taxable portion is determined by a formula which establishes a specific dollar amount of each payment that is not taxed until the investment in the Contract is recovered. The dollar amount is determined by dividing the "investment in the Contract" by the total number of expected periodic payments. For fixed annuity benefit payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the Contract until the investment in the Contract is recovered; the remainder of each payment is taxable. Once the investment in the Contract is recovered, the entire amount of each payment is taxable.

(The following sentence appears in a box to the left of the next paragraph.)
A 10% penalty tax may apply to gains distributed in a surrender prior to age 59-1/2.

For Nonqualified Contracts, there may be imposed a penalty tax on surrenders equal to 10% of the amount treated as taxable income.
In general, there is no penalty tax on surrenders

   * made on or after age 59-1/2,
   * made as a result of death or disability, or
   * received in substantially equal installments as a life annuity.

For some Qualified Contracts, there may be imposed a penalty tax on certain surrenders.

A transfer of ownership of an annuity contract, or designation of an annuitant or other beneficiary who is not also the owner, may result in certain tax consequences to the owner that are not discussed herein. If you are contemplating any such transfer or assignment of your Contract, you should contact a competent tax adviser with respect to its potential tax effects.

(The following sentence appears in a box to the left of the next paragraph.)
Federal income tax withholding provisions may apply to certain distributions.

Distributions from tax-deferred annuities or qualified pension or profit sharing plans that are eligible for "tax-free rollover" will be subject to an automatic 20% federal income tax withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement permitted under the Code. Withholding for federal income taxes on annuity payments is required unless the recipient elects not to have any such amounts withheld and properly notifies us of that election. Failure to provide your taxpayer identification number will automatically subject any payments under the Contract to withholding.

Qualified Plans

(The following sentence appears in a box to the left of the next paragraph.)
You should seek legal and tax advice prior to purchasing the Contract for use in a qualified plan.

The Contract may be used with several types of qualified plans. The tax rules applicable to participants in qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Purchasers of Contracts for use with any qualified plan should seek competent legal and tax advice regarding the suitability of the Contract.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax-exempt organizations to purchase annuity contracts for their employees, directly or through voluntary salary reductions, are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. In addition, effective January 1, 1989, cash distributions from a Section 403(b) annuity may not begin before the employee attains age 59-1/2, separates from his or her employer's service, dies or becomes disabled, except that cash distributions limited to the amount of premiums may be paid in the event of the employee's hardship. These restrictions apply to distributions attributable to contributions made after December 31, 1988 pursuant to a salary reduction agreement, earnings on those contributions, and earnings on amounts attributable to contributions held as of December 31, 1988 and made pursuant to a salary reduction agreement.

Individual Retirement Annuities. Sections 219, 408 and 408A of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into an Individual Retirement Annuity on a tax-deferred basis.

Corporate Pension and Profit-Sharing Plans.  Sections 401(a) and
403(a) of the Code permit corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the Contracts to provide benefits under the plans.

H.R. 10 Plans. The Self-Employed Individuals Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10," permits self-employed individuals to establish tax-qualified plans for themselves and their employees. These plans are limited by law to maximum permissible contributions, distribution dates, and nonforfeitability of interests. In order to establish such a plan, a plan document, usually in a form approved in advance by the IRS, is adopted and implemented by the employer.

State and Local Government Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, certain tax-exempt organizations, political subdivisions, agencies, instrumentalities and certain affiliates of such entities which enjoy special treatment. The Contracts can be used with such plans.

        TEXAS OPTIONAL RETIREMENT PROGRAM RESTRICTIONS

Section 36.105 of the Texas Education Code permits participants in the Texas Optional Retirement Program ("ORP") to redeem their interest in a variable annuity contract issued under the ORP only upon:

  * termination of employment in the Texas public institutions of higher education,

  * retirement, or

  * death.

Accordingly, a participant in the ORP, or the participant's estate if the participant has died, will be required to obtain a certificate of termination from the employer before the Contract can be surrendered.

                DISTRIBUTION OF THE CONTRACTS

(The following sentence appears in a box to the left of the next paragraph.)
We pay brokers to sell the Contracts.

Carillon Investments, Inc. ("Carillon Investments," a wholly-owned subsidiary of Union Central whose principal business address is 1876 Waycross Road, Cincinnati, Ohio 45240), is the principal underwriter of the Contracts. Carillon Investments is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. For VA1 Contracts, we will pay Carillon Investments an amount no more than 5% of premiums received over the duration of the Contract, from which Carillon Investments will pay commissions to its own registered representatives or pay a reallowance to other broker-- dealers who distribute the Contracts. When the surrender charges are reduced, the amount paid to Carillon Investments will be less than 5% of premiums. For VA2 Contracts, we will pay Carillon Investments an amount no more than .90% of premiums received over the duration of the Contract, from which Carillon Investments will pay commissions to its own registered representatives or pay a reallowance to other broker-dealers who distribute the Contracts.

                         VOTING RIGHTS

(The following sentence appears in a box to the left of the next paragraph.)
You instruct us how to vote Fund shares.

To the extent required by law, we will vote the Portfolio shares held by Carillon Account at shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccounts of Carillon Account. However, if legal requirements should change, and as a result, we determine that we are allowed to vote the Portfolio shares in our own right, we may elect to do so.

The number of votes which a person has the right to instruct will be calculated separately for each Subaccount. During the Pay-in Period, the number of votes for which you have a right to give instructions will be determined by dividing your Contract's accumulation value attributable to a subdivision by the net asset value per share of the corresponding Portfolio. During the Pay-out Period, the Annuitant has the voting interest. The number of votes during the Pay-out Period will be determined by dividing the reserve for that Contract held in a Subaccount by the net asset value per share of the corresponding Portfolio. During the Pay-out Period, the votes attributable to a Contract decrease as the reserves underlying the Contract decrease. In determining the number of votes, fractional shares will be recognized. Voting instructions will be solicited prior to a Fund's shareholder
meeting.   We will vote Fund shares held in Carillon Account as
to which we receive no timely instructions in proportion to the voting instructions received. Each person having a voting interest in a Subaccount will receive proxy material, reports and other materials relating to the appropriate Portfolio.

                        PERFORMANCE DATA

From time to time we may publish advertisements containing total return performance data relating to the Subaccounts of Carillon Account (including graphs, charts, tables and examples depicting that data). All performance data quoted represents only historical performance and is not intended to indicate future performance of the Subaccounts.

Total return for a Subaccount is the sum of all the Subaccount's earnings plus any changes in the value of its assets, reduced by all expenses accrued during a measuring period, expressed as a percentage of the amount invested for a one-year period. The total return figures advertised are average annual total returns for periods of one year and, when applicable, five years and ten years, and since inception of the Subaccounts. Total return omitting the effect of surrender charges may also be advertised for the same and other periods, to illustrate VA2 Contract returns, as well as change in the value of the Variable Account of a VA1 Contract during times when there is no surrender. Total return omitting the effect of charges not reflected in Accumulation Unit Values (surrender charges and the portion of the annual administration fee attributable to the Subaccount whose return is shown) may also be advertised for the same and other periods, usually in comparison with certain unmanaged market indices. Total return (whether including or excluding the effects of the charges described above) also may be shown in some advertisements on a cumulative basis.

FINANCIAL STATEMENTS

Financial statements of Carillon Account and Union Central are included in the SAI which may be obtained without charge by writing us at: P.O. Box 40409, Cincinnati, Ohio 45240-0409 or telephoning us at: 1-800-999-1840.

                          APPENDIX A
                    ACCUMULATION UNIT VALUES
         (for a unit outstanding throughout the period)*

                                                     Year ended December 31,
                                          2000       1999       1998       1997       1996
SUMMIT MUTUAL FUNDS, INC.
ZENITH SUBACCOUNT
Accumulation unit value-VA1               $50.18     $41.397    $49.527    $41.682    $33.969
Accumulation unit value at end of period             $41.72     $41.397    $49.527    $41.682
Number of accumulation units outstanding,
   end of period-VA1                      962,488    1,334,722  2,575,127  2,907,000  2,723,705
Payout unit value-VA1                     $50.18     $41.72     $41.397    $49.527    $41.682
Number of payout units outstanding,
   end of period-VA1                      6,766      7,689      8,295      8,952      9,142
Accumulation unit value-VA2               $11.42(7)
Number of accumulation units outstanding,
   end of period-VA2                      1,604


                                                       Year ended December 31,
                                          1995       1994       1993       1992       1991
ZENITH SUBACCOUNT
Accumulation unit value-VA1               $27.147    $26.628    $23.676    $21.491    $14.979
Accumulation unit value at end of period   $33,969   $27.147    $26.628    $23.676    $21.491
Number of accumulation units outstanding,
   end of period-VA1                      2,337,986  1,981,958  1,723,790  1,312,947  1.057,669
Payout unit value-VA1                     $33.969    $27.147
Number of payout units outstanding,
   end of period-VA1                      9,796      10,476
Accumulation unit value-VA2
Number of accumulation units outstanding,
   end of period-VA2


                                                       Year ended December 31,
                                          2000       1999       1998       1997       1996
BALANCED INDEX SUBACCOUNT
Accumulation unit value-VA1               $10.18     $10.00(1)
Accumulation unit value at end of period             $10.44
Number of accumulation units outstanding,
   end of period-VA1                      1,363,063  1,590,562
Accumulation unit value-VA2               $9.67(7)
Number of accumulation units outstanding,   10,426
   end of period-VA2


                                                       Year ended December 31,
                                          2000       1999       1998       1997       1996
BOND SUBACCOUNT
Accumulation unit value-VA1                $30.05     $29.003    $27.584    $25.210    $23.865
Accumulation unit value at end of period               $28.33    $29.003    $27.584    $25.210
Number of accumulation units outstanding,
   end of period, VA1                       722,402    840,552  1,011,680    766,722    672,511
Accumulation unit value-VA2               $10.41(7)
Number of accumulation units outstanding,   22,865
   end of period-VA2
                                                       Year ended December 31,
                                          1995       1994       1993       1992       1991
BOND SUBACCOUNT
Accumulation unit value-VA1               $20.341    $20.977    $19.014    $17.921    $15.424
Accumulation unit value at end of period  $23.865    $20.341    $20.977    $19.014    $17.921
Number of accumulation units outstanding,
   end of period, VA1                     574,421    508,398    513,613    348,420    283,493
Accumulation unit value-VA2
Number of accumulation units outstanding,
   end of period-VA2


                                                       Year ended December 31,
                                          2000       1999       1998       1997       1996
S&P 500 INDEX SUBACCOUNT
Accumulation unit value-VA1                  $20.12    $18.876    $14.878    $11.375  $10.00(2)
Accumulation unit value at end of period                $22.47    $18.876    $14.878    $11.375
Number of accumulation units outstanding,
   end of period-VA1                      4,914,336  4,969,188  3,469,857  2,041,455    869,681
Accumulation unit value-VA2                $9.05(7)
Number of accumulation units outstanding,    33,307
   end of period-VA2

S&P MIDCAP 400 INDEX SUBACCOUNT
Accumulation unit value-VA1                  $12.62   $10.00(3)
Accumulation unit value at end of period                $11.02
Number of accumulation units outstanding,
   end of period-VA1                        706,111    264,810
Accumulation unit value-VA2               $10.65(7)
Number of accumulation units outstanding,    33,010
   end of period-VA2

NASDAQ-100 INDEX SUBACCOUNT
Accumulation unit value-VA1                $6.15(6)
Number of accumulation units outstanding,
   end of period-VA1                        342,818
Accumulation unit value-VA2                $6.17(7)
Number of accumulation units outstanding,    24,943
   end of period-VA2

                 ACCUMULATION UNIT VALUES
       (for a unit outstanding throughout the period)*

                                                       Year ended December 31,
                                          2000       1999       1998       1997       1996
RUSSELL 2000 SMALL CAP INDEX SUBACCOUNT
Accumulation unit value-VA1                $9.54(6)
Number of accumulation units outstanding,
   end of period-VA1                        122,306
Accumulation unit value-VA2                $9.36(7)
Number of accumulation units outstanding,    10,306
   end of period-VA2

AIM VARIABLE INSURANCE FUND, INC.
CAPITAL APPRECIATION SUBACCOUNT
Accumulation unit value-VA1                 $12.27   $10.00(3)
Accumulation unit value at end of period              $13.95
Number of accumulation units outstanding,
   end of period-VA1                      1,124,278  610,330(6)
Accumulation unit value-VA2                $8.17(7)
Number of accumulation units outstanding,   36,622
   end of period-VA2

GROWTH SUBACCOUNT
Accumulation unit value-VA1                $7.43(6)
Number of accumulation units outstanding,
   end of period-VA1                        117,890
Accumulation unit value-VA2                $7.52(7)
Number of accumulation units outstanding,    15,626
   end of period-VA2

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
INCOME & GROWTH SUBACCOUNT
Accumulation unit value-VA1                $9.03(6)
Number of accumulation units outstanding,
   end of period-VA1                         37,261
Accumulation unit value-VA2                $9.20(7)
Number of accumulation units outstanding,         0
   end of period-VA2

VALUE SUBACCOUNT
Accumulation unit value-VA1               $12.03(6)
Number of accumulation units outstanding,
   end of period-VA1                         35,931
Accumulation unit value-VA2               $12.22(7)
Number of accumulation units outstanding,   6,794
   end of period-VA2

MFS VARIABLE INSURANCE TRUST
INVESTORS TRUST SUBACCOUNT
(FORMERLY GROWTH WITH INCOME SUBACCOUNT)
Accumulation unit value-VA1                  $18.22   $17.531    $14.521    $11.352    $10.000(2)
Accumulation unit value at end of period               $18.48    $17.531    $14.521    $11.352
Number of accumulation units outstanding,
   end of period-VA1                      2,253,751  2,643,372  1,960,448  1,002,705    425,068
Accumulation unit value-VA2                $9.86(7)
Number of accumulation units outstanding,   14,024
   end of period-VA2

                          ACCUMULATION UNIT VALUES
                (for a unit outstanding throughout the period)

                                                       Year ended December 31,
                                          2000       1999       1998       1997       1996
HIGH INCOME SUBACCOUNT
Accumulation unit value-VA1                  $11.60   $11.961    $12.139    $10.841   $10.000(2)
Accumulation unit value at end of period               $12.58    $11.961    $12.139    $10.841
Number of accumulation units outstanding,
   end of period-VA1                        546,223   569,104    442,315    269,398    108,723
Accumulation unit value-VA2                $9.24(7)
Number of accumulation units outstanding,    15,706
   end of period-VA2

EMERGING GROWTH SUBACCOUNT
Accumulation unit value-VA1                  $22.77   $16.431    $12.409   $10.000(5)
Accumulation unit value at end of period               $28.68    $16.431     $12.409
Number of accumulation units outstanding,
   end of period-VA1                      2,203,282  1,778,952    855,018    224,193
Accumulation unit value-VA2                $8.17(7)
Number of accumulation units outstanding,   39,042
   end of period-VA2

TOTAL RETURN SUBACCOUNT
Accumulation unit value-VA1                  $11.19  $10.00(3)
Accumulation unit value at end of period               $9.76
Number of accumulation units outstanding,
   end of period-VA1                        196,353   141,613
Accumulation unit value-VA2               $11.22(7)
Number of accumulation units outstanding,    3,736
   end of period-VA2

NEW DISCOVERY SUBACCOUNT
Accumulation unit value-class1             $9.55(6)
Number of accumulation units outstanding,
   end of period-VA1                        108,257
Accumulation unit value-VA2                $8.98(7)
Number of accumulation units outstanding,    20,704
   end of period-VA2

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
GUARDIAN SUBACCOUNT
Accumulation unit value-VA1               $9.60(6)
Number of accumulation units outstanding,
   end of period-VA1                        47,444
Accumulation unit value-VA2               $9.68(7)
Number of accumulation units outstanding,    1,893
   end of period-VA2

OPPENHEIMER VARIABLE ACCOUNT FUND
GLOBAL SECURITIES SUBACCOUNT
Accumulation unit value-VA1               $9.62(6)
Number of accumulation units outstanding,
   end of period-VA1                      47,115
Accumulation unit value-VA2               $9.42(7)
Number of accumulation units outstanding,   4,488
   end of period-VA2

                     ACCUMULATION UNIT VALUES
         (for a unit outstanding throughout the period)

                                                       Year ended December 31,
                                          2000       1999       1998       1997       1996
MAIN STREET GROWTH & INCOME SUBACCOUNT
Accumulation unit value-VA1               $9.06(6)
Number of accumulation units outstanding,
   end of period-VA1                       107,667
Accumulation unit value-VA2               $9.04(7)
Number of accumulation units outstanding,   27,100
   end of period-VA2

                                                       Year ended December 31,
                                          2000       1999       1998       1997       1996
SCUDDER VARIABLE SERIES I
CAPITAL GROWTH SUBACCOUNT
Accumulation unit value-VA1                  $32.96   $27.733    $22.803    $17.041   $14.394
Accumulation unit value at end of period               $37.04    $27.733    $22.803   $17.041
Number of accumulation units outstanding,
   end of period-VA1                      2,478,523  2,505,505  2,278,985  1,896,320  1,593,634
Accumulation unit value-VA2                $8.65(7)
Number of accumulation units outstanding,   17,322
   end of period-VA2


                                                       Year ended December 31,
                                          1995       1994       1993       1992       1991
CAPITAL GROWTH SUBACCOUNT
Accumulation unit value-VA1                 $11.351   $12.749    $10.700    $10.000
Accumulation unit value at end of period    $14.394   $11.351    $12.749    $10.700
Number of accumulation units outstanding,
   end of period-VA1                      1,162,999   906,428    439,914     70,218
Accumulation unit value-VA2
Number of accumulation units outstanding,
   end of period-VA2


                                                       Year ended December 31,
                                          2000       1999       1998       1997       1996
INTERNATIONAL SUBACCOUNT
Accumulation unit value-VA1                 $23.82     $20.18    $17.256   $16.054    $14.192
Accumulation unit value at end of period               $30.80    $20.180   $17.256    $16.054
Number of accumulation units outstanding,
   end of period-VA1                      1,741,435  1,683,640  1,695,187  1,669,242  1,564,591
Accumulation unit value-VA2                $8.72(7)
Number of accumulation units outstanding,   30,783
   end of period-VA2


                                                       Year ended December 31,
                                          1995       1994       1993       1992       1991
INTERNATIONAL SUBACCOUNT
Accumulation unit value-VA1                 $12.958   $13.259     $9.760    $10.000
Accumulation unit value at end of period    $14.192   $12.958    $13.259     $9.760
Number of accumulation units outstanding,
   end of period-VA1                      1,220,160  1,095,214    362,172     43,624
Accumulation unit value-VA2
Number of accumulation units outstanding,
   end of period-VA2


                                                       Year ended December 31,
                                          2000       1999       1998       1997       1996
MONEY MARKET SUBACCOUNT
Accumulation unit value-VA1                  $18.80   $17.28    $16.627    $16.028    $15.468
Accumulation unit value at end of period              $17.92    $17.280    $16.627    $16.028
Number of accumulation units outstanding,
   end of period-VA1                      1,050,647    695,976   489,588    433,296    477,679
Accumulation unit value-VA2               $10.24(7)
Number of accumulation units outstanding,   114,460
   end of period-VA2


                                                       Year ended December 31,
                                          1995       1994       1993       1992       1991
MONEY MARKET SUBACCOUNT
Accumulation unit value-VA1                $14.850    $14.526    $14.369   $14.122     $13.576
Accumulation unit value at end of period   $15.468    $14.850    $14.526   $14.369     $14.122
Number of accumulation units outstanding,
   end of period-VA1                       368,444    280,575    119,598    120,547     83,623
Accumulation unit value-VA2
Number of accumulation units outstanding,
   end of period-VA2


                                                       Year ended December 31,
                                          2000       1999       1998       1997       1996
FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON INTERNATIONAL SUBACCOUNT
Accumulation unit value-VA1                 $13.76    $11.727    $10.893   $10.000(5)
Accumulation unit value at end of period               $14.27    $11.727    $10.893
Number of accumulation units outstanding,
   end of period-VA1                       515,425    516,736    466,880    266,657
Accumulation unit value-VA2                $9.65(7)
Number of accumulation units outstanding,   3,300
   end of period-VA2

*Due to changes in accounting practices, values are no
 longer calculated to the thousandth place, and "accumulation unit values at end of period" are no longer separately provided.

(1) Commencement of operations was May 3, 1999.
    Assets of Carillon Capital subaccount were transferred to the Carillon Balanced Index
    Subaccount on October 29, 1999.
(2) Commencement of operations was May 1, 1996.
(3) Commencement of operations was May 3, 1999.
(4) Commencement of operations was May 1, 1997.
(5) Commencement of operations was May 3, 1999.
    Assets of American Century Capital Appreciation subaccount were transferred to the AIM Capital
    Appreciation subaccount on October 29, 1999.
(6) Commencement of operations was May 1, 2000.
(7) Commencement of operations was July 3, 2000.

APPENDIX B
IRA DISCLOSURE STATEMENT

Part I of this statement is designed to help you understand the requirements, as they exist for tax years beginning on and after January 1, 2001, of federal tax law which apply to your traditional Individual Retirement Annuity (traditional IRA), your Simplified Employee Pension IRA (SEP-IRA for employer contributions), or to one purchased by your spouse (see Spousal IRAs below). Part II describes the requirements for your SIMPLE-IRA, and Part III describes the requirements for your Roth IRA. You can obtain more information regarding your IRA either from your sales representative or from any district office of the IRS, or by obtaining Publication 590 from IRS.

Seven-day Review Period

You have seven days after you sign your application to review this statement and the prospectus without obligation. If you notify us or your sales representative either orally or in writing within the seven-day period that you want to revoke your application, your entire purchase payment will be refunded to you. Our address and telephone number are as follows:

          The Union Central Life Insurance Company
          P.O. Box 40888
          Cincinnati, Ohio 45240
          Telephone: (513) 595-2728-8:15 a.m.- 4:30 p.m.
                                     (Eastern Time Zone)

Part I.  Traditional IRA and SEP-IRA

Eligibility Requirements

If neither you, nor your spouse, is an active participant (see A. below) you may make a contribution of up to the lesser of $2,000 or 100% of compensation and take a deduction for the entire amount contributed. (Combined contributions to a traditional IRA and Roth IRA may not exceed $2,000 for the taxable year.) If you or your spouse is an active participant but have a combined adjusted gross income (AGI) below a certain level (see B. below), you may make a fully deductible contribution. If, however, you or your spouse is an active participant and your combined AGI is above the specified level, the amount of the deductible contribution you may make to an IRA is scaled down and eventually eliminated.

A. Active Participant

You are an "active participant" for a year if you are covered by a retirement plan during any part of that year. You are covered by a "retirement plan" for a year if your employer or union has a retirement plan under which money is added to your account or you are eligible to earn retirement credits. For example, if you are covered under a profit-sharing plan, certain government plans, a salary-reduction arrangement (such as a tax-sheltered annuity arrangement or a 401(k) plan), a simplified employee pension plan
(SEP), a SIMPLE plan, or a pension plan which promises you a retirement benefit which is based upon the number of years of service you have with the employer, you are likely to be an active participant. (This includes Keogh/H.R. 10 plans.) Your Form W-2 for the year should indicate your participation status.

You are an active participant for a year even if you are not yet vested in your retirement benefit. Also, if you make required contributions or voluntary employee contributions to a retirement plan, you are an active participant. In certain plans you may be an active participant even if you were only with the employer for part of the year.

You are not considered an active participant if you are covered in a plan only because of your service as

  * an Armed Forces Reservist, for less than 90 days of active service; or
  * a volunteer firefighter covered for firefighting service by a government plan, which will not provide more than $1,800 per year at age 65.

Of course, if you are covered in any other plan, these exceptions do not apply.

If your spouse is an active participant, by employing similar rules as above to his or her situation, but you are not, deductibility for your traditional IRA will be phased out as described below, unless you file separately and do not live together at any time during the tax year.

B. Adjusted Gross Income (AGI)

If you are an active participant, you must look at your Adjusted Gross Income for the year (if you and your spouse file a joint tax return you use your combined AGI) to determine whether you can make a deductible IRA contribution. Your tax return will show you how to calculate your AGI for this purpose. If you are at or below a certain AGI level, called the "Threshold Level," you are treated as if you were not an active participant and can make a deductible contribution under the same rules as a person who is not an active participant.

If you are single, your Threshold Level is $33,000 for taxable years beginning in 2001. The Threshold Level if you are married and file a joint tax return is $53,000 for taxable years beginning in 2001, and if you are married but file a separate tax return, the Threshold Level is $0. If you are married but file separately and you live apart from your spouse for the entire year, the IRS will treat you as not being married for purposes of active participant status and the Threshold Level. Thus, your Threshold Level is $33,000 for 2001. The Threshold Level is established for future years as follows:



Joint Returns
                                            The applicable
     For taxable years beginning in:        Threshold Level
     ------------------------------------------------------
                      2001                  $53,000
                      2002                  $54,000
                      2003                  $60,000
                      2004                  $65,000
                      2005                  $70,000
                      2006                  $75,000
               2007 and thereafter          $80,000

                       "Single" Returns
                                            The applicable
     For taxable years beginning in:        Threshold Level

                      2001                  $33,000
                      2002                  $34,000
                      2003                  $40,000
                      2004                  $45,000
              2005 and thereafter           $50,000

If your AGI is less than $10,000 above your Threshold Level, you will still be able to make a deductible contribution but it will be limited in amount. The amount by which your AGI exceeds your Threshold Level (AGI--Threshold Level) is called your Excess AGI.
 The Maximum Allowable Deduction is $2,000. You can estimate your Deduction Limit or calculate it as follows:

$10,000 - Excess AGI         Maximum
-------------------- X Allowable Deduction = Deduction Limit
     $10,000

You must round up the result to the next highest $10 level (the next highest number which ends in zero). For example, if the result is $1,524, you must round it up to $1,530. If the final result is below $200 but above zero, your Deduction Limit is $200. Your Deduction Limit cannot, in any event, exceed 100% of your compensation.

If you and your spouse file a joint tax return, and only one of you is an active participant, the applicable Threshold Level for the one who is not an active participant is $150,000 and the denominator of the fraction given above remains at $10,000.

Deductible Contributions

If you satisfy the eligibility requirements described above, contributions to your IRA will be deductible up to the deduction limit whether or not you itemize deductions on your federal income tax return. IRA or SEP-IRA contributions must be made by no later than the time you file your income tax return for that year (i.e., April 15 if you are a calendar-year taxpayer) with no extensions.

Under certain circumstances an employee may elect to have the employer make up to $10,500 (as adjusted for inflation) in salary-reduction contributions to a SEP. Under a SEP-IRA agreement, the maximum annual contribution which your employer may make to a SEP-IRA contract is 15% of your compensation. Compensation is limited to $170,000 in 2001 ( as adjusted for inflation.) Employer contributions to a SEP-IRA are excludable from the employee's gross income rather than being deductible.

If you or your employer should contribute more than the maximum contribution amount of your IRA or SEP-IRA, the excess amount will be considered an "excess contribution." You are permitted to withdraw an excess contribution from your IRA or SEP-IRA before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is:

* withdrawn before the end of the following year, or

* treated as a current contribution for the following year.

No contribution may be made to your traditional IRA or no independent contribution by you to your SEP-IRA during or after the tax year in which you attain age 70-1/2.

Nondeductible Contributions

Even if you are above the Threshold Level and thus may not make a deductible contribution of $2,000, you may still contribute up to the lesser of 100% of compensation or $2,000 to a traditional IRA. The amount of your contribution which is not deductible will be a nondeductible contribution to the IRA. You may also choose to make a contribution nondeductible even if you could have deducted part or all of the contribution. Interest or other earnings on your IRA contribution, whether from deductible or nondeductible contributions, will not be taxed until taken out of your IRA and distributed to you.

If you make a nondeductible contribution to an IRA you must report the amount of the nondeductible contribution to the IRS by including Form 8606 as a part of your tax return for the year. There is a $50 penalty for failure to file Form 8606, entitled Nondeductible IRA Contributions, IRA Basis, and Nontaxable IRA Distributions.

You may make a $2,000 contribution at any time during the year, if your compensation for the year will be at least $2,000, without having to know how much will be deductible. When you fill out your tax return you may then figure out how much is deductible.

You may withdraw an IRA contribution made for a year any time before April 15 of the following year. If you do so, you must also withdraw the earnings attributable to that portion and report the earnings as income for the year for which the contribution was made. If some portion of your contribution is not deductible, you may decide either to withdraw the nondeductible amount, or to leave it in the IRA and designate that portion as a nondeductible contribution on your tax return.

Spousal IRAs

Your spouse may make a contribution to a spousal IRA if he or she files a joint tax return with you and his or her gross income (if any) for the taxable year is less than yours. The maximum amount allowable as a contribution to the spousal IRA is limited to the lesser of (a) $2,000, and (b) the total of both spouses' gross income reduced by the amount contributed for your own IRA and your own Roth IRA. This means that the total contributions that can be made to your and your spouse's IRAs can be as much as $4,000 for the taxable year.

The amount which your spouse may deduct for a spousal IRA is limited by application of the rules for active participation as described in "Eligibility Requirements," above.

You may not make a contribution to your IRA for any tax year during which and after you attain age 70-1/2. Your spouse, however, may make contributions to his or her spousal IRA until the tax year in which he or she reaches age 70-1/2 if the other conditions mentioned in the previous paragraphs are met.

Rollover Contributions

Once every year, you are permitted to withdraw any portion of the value of your traditional IRA or SEP-IRA and reinvest it in another traditional IRA. Withdrawals may also be made from other traditional IRAs and contributed to this IRA. This transfer of funds from one traditional IRA to another is called a "rollover" IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another traditional IRA within 60 days after the date it is received. You will not be allowed a tax deduction for the amount of any rollover contribution. A direct transfer of funds from one IRA to another IRA is permitted. Such direct transfers are not limited to one per year.

A similar type of rollover can be made with the proceeds of a qualified distribution from a qualified retirement plan (including TDA and HR-10 plans). Distributions from tax-deferred annuities or qualified pension or profit sharing plans that are eligible for "tax-free rollover" will be subject to an automatic 20% federal income tax withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement permitted under the Internal Revenue Code.
 Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. Unless you were a self-employed participant in the distributing plan, you may later rollover such a contribution to another qualified retirement plan as long as you have not mixed it with IRA or SEP-IRA contributions.

Premature Distributions

At no time can interest in your IRA or SEP-IRA be forfeited. To insure that your contributions will be used for your retirement, the federal tax law does not permit you to use your IRA or SEP-IRA as a security for a loan or borrow on your IRA or SEP-IRA. Furthermore, as a general rule, you may not sell or assign your interest in your IRA or SEP-IRA to anyone. Use of an IRA or SEP-IRA as security or assignment of it to another will invalidate the entire annuity. The portion attributable to your deductible contributions and all earnings will be includible in your income in the year it is invalidated and will be subject to a 10% penalty if you are not at least age 59-1/2 or totally disabled, or if you do not meet certain other limited exceptions. (You may, however, assign your IRA or SEP-IRA without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may surrender any portion of the value of your IRA or SEP-IRA. In the case of a surrender which does not qualify as a rollover, the amount withdrawn which is attributable to your deductible contributions and all earnings will be includible in your income and subject to the 10% penalty if you are not at least age 59-1/2 or totally disabled, or if you do not meet certain other limited exceptions described in the following sentences. The 10% penalty does not apply to:

* an amount equal to unreimbursed medical expenses in excess of 7.5% of your Adjusted Gross Income (AGI), or
* amounts withdrawn to pay for medical insurance for you and your spouse and dependents if you have separated from employment and received unemployment compensation for at least 12 consecutive weeks, and the withdrawal is made in the year unemployment compensation is received or in the following year, or
* surrenders for "qualified higher education expenses," or
* a withdrawal up to $10,000 which is a "qualified first-time home distribution."

Qualified higher education expenses include tuition, as well as room and board, fees, books, supplies and equipment required for enrollment or attendance at a post-secondary education institution. Such qualified higher education expenses may be incurred by you or your spouse, or any child or grandchild of you or your spouse. A qualified first-time home distribution is one which is used within 120 days to rebuild, build or buy your principal residence or the principal residence of your spouse, child, grandchild or ancestor in a situation in which you or your spouse did not have any ownership interest in a principal residence in the two years ending on the date of acquisition of the residence at issue.

There is no 10% penalty if the IRA distributions are in substantially equal amounts (at least annually) over your life or life expectancy, or the joint lives or life expectancies of you and your beneficiary, and there is no 10% penalty for payments due to your death.

The 10% penalty tax does not apply to the distribution of excess contributions if you receive such distribution on or before the due date (including extensions of time) for filing your tax return, you did not deduct such excess contribution, and you also received the net income attributable to such excess contribution. However, the net income must be reported and may be subject to the 10% penalty tax. Unless you are 59-1/2, totally disabled, or meet the limited exceptions mentioned in the previous paragraph, a 10% penalty tax will be imposed on the part of an excess contribution greater than $2,000 which is withdrawn after your tax filing date.

Because nondeductible IRA contributions are made using income which has already been taxed (that is, they are not deductible contributions), the portion of the IRA distributions consisting of nondeductible contributions will not be taxed again when received by you. If you make any nondeductible IRA contributions, each distribution from your IRAs will consist of a nontaxable portion (return of nondeductible contributions) and a taxable portion (return of deductible contributions, if any, and account earnings).

The following formula is used to determine the nontaxable portion of your distributions for a taxable year:

Remaining Nondeductible
  Contributions                   Total            Nontaxable
------------------------  X   Distributions   =   Distribution
  Year-end total of          (for the year)      (for the year)
  traditional IRA
  account balances

To compute the year-end total of traditional IRA account balances you treat all of your traditional IRAs as a single IRA. This includes all traditional IRAs, as well as SEP-IRAs, and Rollover IRAs. You also add back the distributions taken during the year.

Distributions

A. Inadequate or Underdistributions-50% Tax

Your IRA or SEP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either receive a lump-sum distribution of your IRA or start to receive distribution payments by the April 1 following the end of the calendar year in which you attain age 70-1/2. If you elect other than a lump-sum distribution, the distribution must begin not later than the commencement date previously stated, and for each succeeding year a distribution must be made on or before December
31. If the payments are not sufficient to meet the requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

B. Distribution Forms

By the required beginning date, you may elect to have the balance in the account disbursed in one of the following forms:
* a single sum payment;
* equal or substantially equal payments over your life;
* equal or substantially equal payments over the lives of you and your designated beneficiary;
* equal or substantially equal payments over a specified period that may not be longer than your life expectancy; or
* equal or substantially equal payments over a specified period that may not be longer than the joint life and last survivor expectancy of you and your designated beneficiary.

C. Death Benefits

If you die before your entire interest is distributed, the entire remaining interest will be disbursed as follows:

* If you die on or after disbursements have begun under B., the entire remaining interest must be disbursed at least as rapidly as provided under B.

* If you die before disbursements have begun under B., the entire remaining interest must be disbursed as elected by you or, if you have not so elected, as elected by the beneficiary or beneficiaries, as follows:

* by December 31st of the year containing the fifth anniversary of your death; or

* in equal or substantially equal payments over a period no longer than the life or life expectancy of the designated beneficiary or beneficiaries starting by December 31st of the year following the year of your death. If, however, the beneficiary is your surviving spouse, then this disbursement is not required to begin before December 31st of the year in which you would have turned 70-1/2.

Unless you otherwise elect prior to the commencement of disbursements under B or, if applicable, by the surviving spouse where you die before disbursements have commenced, life expectancies of you or your spouse beneficiary shall be recalculated annually for purposes of disbursements under B and
C. An election not to recalculate shall be irrevocable and shall apply to all subsequent years. The life expectancy of a non-spouse beneficiary shall not be recalculated.

Prototype Status

The IRS reviewed the format of your IRA, and issued an opinion letter to us on May 19, 1986, stating that your IRA qualifies as a prototype IRA.

Reporting to the IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions, or 50% for distribution underpayments), you must file Form 5329 with the IRS. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

Part II.  SIMPLE-IRA

A SIMPLE-IRA is one that is issued in conjunction with your employer's "savings incentive match plan for employees" (SIMPLE-IRA plan) which meets the requirements of Section 408 (p) of the Internal Revenue Code (Code). You should consult with your employer concerning the actual provisions of the SIMPLE-IRA plan pertaining to participation requirements, the amount of employee and employer contributions and other SIMPLE-IRA plan provisions.
 The following discussion concerns your SIMPLE-IRA in place of the discussion concerning a traditional IRA or SEP-IRA in Part I, above or the discussion in Part III of Roth IRA, unless otherwise noted.

Contributions

Your SIMPLE-IRA will accept only a cash contribution made by an employer on your behalf under a SIMPLE-IRA plan that meets the requirements of Section 408(p) of the Code, and a rollover contribution or a transfer of assets from another SIMPLE-IRA of yours. No other contributions will be accepted.

Any refund of premiums (other than those attributable to excess contributions) will be applied, before the close of the calendar year following the year of the refund, toward the payment of future premiums or the purchase of additional benefits.

Rollovers and Transfers

Prior to the expiration of the two-year period beginning on the date you first participated in any SIMPLE-IRA plan maintained by your employer, any rollover or transfer by you of funds from this SIMPLE-IRA must be made to another SIMPLE-IRA of yours. Any distribution of funds to you during this two-year period may be subject to a 25% additional tax as a premature distribution if you do not roll over the amount distributed into a SIMPLE-IRA. After the expiration of this two-year period, you may roll over or transfer funds to any of your IRAs that are qualified under
Section 408(a), (b) or (p) of the Code.

Premature Distributions, Distributions and Reporting to the IRS

Rules similar to those pertaining to SEP-IRAs as discussed in
Part I, above, in relation to premature distributions and distributions generally apply to your SIMPLE-IRA. See the section entitled "Reporting to the IRS" in Part I for an appropriate discussion of those requirements.

Prototype Status

The IRS reviewed the format of your SIMPLE-IRA and issued an opinion letter to us on September 26, 1997, stating that your Contract qualifies as a prototype SIMPLE-IRA.

Part III.  Roth IRA

A Roth IRA must meet the requirements of Section 408A of the Code. The following discussion concerns your Roth IRA in place of the discussion concerning a traditional IRA or SEP-IRA in Part I, or the discussion of the SIMPLE-IRA in Part II, above, unless otherwise noted.

Contributions

If your Roth IRA is not designated as a Roth Conversion IRA, then, except in the case of a rollover contribution described in
Section 408A(e) of the Code, it will accept only cash contributions and only up to a maximum amount of $2,000 for any of your tax years. (The aggregate amount of contributions for all of your Roth IRAs and traditional IRAs may not exceed $2,000.) If this Roth IRA is designated as a Roth Conversion IRA, no contributions other than IRA Conversion Contributions made during the same tax year will be accepted. Contributions may be made even after you attain age 70-1/2.

A Roth Conversion IRA is a Roth IRA that accepts only IRA
Conversion Contributions made during the same tax year.

IRA Conversion Contributions are amounts rolled over, transferred, or considered transferred from a non-Roth IRA to a Roth IRA. A non-Roth IRA is an individual retirement account or annuity described in Section 408(a) or 408(b) of the Code, other than a Roth IRA.

Any refund of premiums (other than those attributable to excess contributions) will be applied, before the close of the calendar year following the year of the refund, toward the payment of future premiums or the purchase of additional benefits.

Limitations on Contributions

The $2,000 limit described in the previous section is gradually reduced to $0 between certain levels of Adjusted Gross Income ("AGI"). If you are single, the $2,000 annual contributions is phased out between AGI of $95,000 and $110,000; if you are married and file jointly, between AGI of $150,000 and $160,000; and if you are married and file separately, between $0 and $10,000. You may not make an IRA Conversion Contribution during a tax year if your AGI for that year exceeds $100,000 or if you are married and file a separate return for that tax year. Roth IRA contributions must be made no later than the time you file your income tax return for that year (i.e., April 15, if you are a calendar year taxpayer) with no extensions.

If you should contribute more than the maximum contribution amount to your Roth IRA, the excess amount will be considered an "excess contribution." You are permitted to withdraw an excess contribution from your Roth IRA before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution. (See Reporting to the IRS in Part I, above.).

Tax Treatment of Contributions

No federal tax deduction is allowed for your contributions to a Roth IRA.

Required Distribution on Benefits (Required Only Upon Your Death)

(The term "designated beneficiary" means any individual designated as beneficiary by you.)

A. If you die before your entire interest is distributed and your surviving spouse is not your sole designated beneficiary, the entire remaining interest will at your election, or if you have not so elected, at the election of the designated beneficiary, either:

   (1) be distributed by December 31 of the year containing the fifth anniversary of your death; or
   (2) be distributed over the life expectancy of the designated beneficiary starting no later than December 31 of the year following your death. If distributions do not begin by the date described in (2) above, distribution method (1) will apply.

B. In the case of distribution method (A)(2) above, to determine the minimum annual payment for each year, divide your entire interest as of the close of business on December 31 of the preceding year, by the life expectancy of the designated beneficiary, using the attained age of the designated beneficiary as of the beneficiary's birthday in the year distributions are required to commence, and subtract one for each subsequent year.

C. If your spouse is your sole designated beneficiary on your death, such spouse may elect to be treated as you, the person originally establishing this Roth IRA, or delay distributions until you would have reached age 70-1/2.

Taxation of Distributions.

A distribution from your Roth IRA is not includible in income if it is a "qualified distribution." A "qualified distribution" is one that is not made within the first five years beginning with the first tax year in which you made a contribution to your Roth IRA, and which is made when you are at least age 59-1/2 or totally disabled or to your estate upon your death or due to a qualified first-time home distribution. (See the discussion under the Premature Distributions section of Part I, above, concerning what a qualified first-time home distribution is.)

If a distribution from your Roth IRA is not a qualified distribution as described in the previous paragraph, it will be ineludible in your income to the extent that it is not treated as made from a contribution. This is determined by adding your current distribution to the total amount of all previous distributions and comparing this total with the amount of your contributions to your Roth IRA.

If, within the 5 year period starting with the year of a Conversion Contribution, any part of a withdrawal from this Roth
IRA is from the taxable part of an amount converted, the 10% tax on premature distributions applies, unless one of the exceptions applies.

For purposes of determining the correct tax treatment of withdrawals (other than the withdrawal of excess contributions and the earnings on them), the following rule sets forth the order of withdrawal:

1. regular contributions;
2. Conversion Contributions, on a first-in-first-out basis, and then taken account of as the taxable portion first and then the nontaxable portion;
3. earnings on contributions.

As with a Traditional IRA, you may not use your Roth IRA as a security for a loan or borrow on your Roth IRA.

Prototype Status

Your Roth IRA is deemed to meet the statutory requirement for a Roth IRA pursuant to IRS guidelines.

Part IV.  Recharacterizations

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA, for example, going from a Roth IRA to a traditional IRA. This is called recharacterizing the contribution.

To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA.
It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. The contribution will not be treated as having been made to the second IRA unless the transfer includes any net earnings allocable to the contribution. After the transfer has taken place, you cannot change your election to recharacterize.

You must report the recharacterization, and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made. No deduction is allowed for the contribution to the first IRA and any net earnings transferred with the recharacterized contribution are treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent that any deduction was allowed with respect to the contribution to the first IRA.

                         PART B


              INFORMATION REQUIRED IN A
         STATEMENT OF ADDITIONAL INFORMATION



                    CARILLON ACCOUNT

                          of

        THE UNION CENTRAL LIFE INSURANCE COMPANY

1876 Waycross Road . Cincinnati, Ohio 45240 . 513-595-2600



         STATEMENT OF ADDITIONAL INFORMATION


May 1, 2001

     This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Accordingly, this Statement should be read in conjunction with Carillon Account's ("CA") current Prospectus, dated May 1, 2001, which may be obtained by calling The Union Central Life Insurance Company ("Union Central") at (513) 595-2600, or writing to P.O. Box 40409, Cincinnati, Ohio 45240-0409.


                     __________________________



                        TABLE OF CONTENTS


                                                            Page

Distribution of Contracts....................................B-2
Determination of Annuity Payments............................B-2
Performance Data Advertising.................................B-3
Federal Tax Matters..........................................B-4
Miscellaneous Contract Provisions............................B-6
Custody of CA's Assets.......................................B-7
Experts.......................... ...........................B-7
Financial Statements of CA and of Union Central







                    DISTRIBUTION OF CONTRACTS

     Contracts are offered on a continuous basis through life insurance agents of Union Central who are also registered representatives of Carillon Investments, Inc., or another broker-dealer member of the National Association of Securities Dealers, Inc.

     As underwriter of the Contracts, the following distribution fees were paid to Carillon Investments, Inc., by Union Central:

                     Year          Amount
                     2000         $3,034,333
                     1999         $3,015,423
                     1998         $3,313,196


               DETERMINATION OF ANNUITY PAYMENTS

     The amount of the first Variable Annuity payment is calculated by applying the Accumulation Value (less any premium tax charge deducted at this time), measured as of a date not more than 10 business days prior to the Maturity Date, to the Annuity Tables in the Contract. This is done separately for each amount to be used to provide an annuity reserved for in a different Subaccount.

     The first Variable Annuity payment is divided by the appropriate Annuity Unit value (as of the same date that the amount of the first payment was determined) to determine the number of Annuity Units upon which later annuity payments will be based. This number of Annuity Units will not change. Variable Annuity payments after the first will be equal to the number of Annuity Units determined in this manner times the Annuity Unit value for each respective Subaccount calculated on a uniform basis not more than 10 business days before each annuity payment is due.

     Annuity Unit Value - The value of an Annuity Unit in each
Subaccount of CA was initially set at $10. Annuity Units of each Subaccount are valued separately and will vary with the investment experience of the particular Subaccount.

     The value of the Annuity Unit for each Subaccount at the end of any valuation period is calculated by: (a) multiplying the prior Annuity Unit value by the Subaccount's Net Investment Factor for the period; and then (b) adjusting the result to compensate for the interest rate assumed in the annuity tables used to determine the dollar amount of the first Variable Annuity payment. In this manner, the Annuity Unit values will most likely change (except when the investment performance exactly equals the assumed interest rate) for each annuity payment (although the number of Annuity Units will remain fixed) and therefore the amount of the Variable Annuity payments will most likely vary.



                  Performance Data Advertising

As noted in the Prospectus, CA occasionally may publish advertisements that contain total return performance data relating to its Subaccounts. Tables of historical Accumulation Unit Values for each Subaccount may be included in advertising or sales literature that contains total return calculations as described below. The following table sets forth the performance data for each of the Subaccounts of the type that will be used in advertising, in each case for the period ended December 31, 2000.

                   VARIABLE ANNUITY CLASS 1

                                                Average Annual Total Return
                                            (Based on Accumulation Unit Values)
                                        ----------------------------------------------
Subaccounts                             Inception   One      Five    Ten     Since
                                        Date        Year     Years   Years   Inception
Balanced Index Portfolio                05/03/1999   -2.49%     --      --     1.10%
Bond Portfolio                          08/26/1985    6.08%   4.72%   6.92%    7.43%
Nasdaq-100 Index Portfolio              05/01/2000      --      --      --   -38.53%
Russell 2000 Small Cap Index Portfolio  05/01/2000      --      --      --    -4.63%
S&P MidCap 400 Index Portfolio          05/03/1999   14.46%     --      --    14.97%
S&P 500 Index Portfolio                 05/01/1996  -10.45%     --      --    16.15%
Zenith Portfolio                        06/07/1985   20.28%   8.12%  12.93%   10.91%
Capital Appreciation Fund               05/03/1999  -12.01%     --      --    13.09%
Growth Fund                             05/01/2000      --      --      --   -25.73%
Income & Growth                         05/01/2000      --      --      --    -9.72%
Value                                   05/01/2000      --      --      --    20.27%
Emerging Growth Series                  05/01/1997  -20.60%     --      --    25.12%
Investors Trust Series
 (formerly Growth with Income)          05/01/1996   -1.39%     --      --    13.70%
High Income Series                      05/01/1996   -7.81%     --      --     3.22%
New Discovery Series                    05/01/2000      --      --      --    -4.46%
Total Return Series                     05/03/1999   14.58%     --      --     6.97%
Guardian Portfolio                      05/01/2000     --       --      --    -4.02%
Global Securities Fund                  05/01/2000     --       --      --    -3.78%
Main Street Growth & Income Fund        05/01/2000     --       --      --    -9.35%
Capital Growth Portfolio Class A        05/01/1992  -11.02%  18.02%     --    14.74%
International Portfolio Class A         05/01/1992  -22.67%  10.91%     --    10.52%
Money Market Portfolio*                 07/15/1985    4.89%   4.01%   3.35%    4.13%
International Securities Fund Class 2   05/01/1997   -3.58%     --      --     9.09%


                                               Average Annual Total Return
                                               (Standardized Total Return)
                                        ----------------------------------------------
Subaccounts                             Inception   One      Five    Ten     Since
                                        Date        Year     Years   Years   Inception
Balanced Index Portfolio                05/03/1999   -9.38%     --      --    -3.28%
Bond Portfolio                          08/26/1985   -1.41%   3.78%   6.80%    7.20%
Nasdaq-100 Index Portfolio              05/01/2000      --      --      --   -42.87%
Russell 2000 Small Cap Index Portfolio  05/01/2000      --      --      --   -11.35%
S&P MidCap 400 Index Portfolio          05/03/1999    6.37%     --      --     9.99%
S&P 500 Index Portfolio                 05/01/1996  -16.78%     --      --    15.04%
Zenith Portfolio                        06/07/1985   11.79%   7.15%  12.81%   10.67%
Capital Appreciation Fund               05/03/1999  -18.23%     --      --     8.19%
Growth Fund                             05/01/2000      --      --      --   -30.97%
Income & Growth                         05/01/2000      --      --      --   -16.08%
Value                                   05/01/2000      --      --      --    11.80%
Emerging Growth Series                  05/01/1997  -26.22%     --      --    23.30%
Investors Trust Series
 (formerly Growth with Income)          05/01/1996   -8.36%     --      --    12.62%
High Income Series                      05/01/1996  -14.33%     --      --     2.24%
New Discovery Series                    05/01/2000      --      --      --   -11.19%
Total Return Series                     05/03/1999    6.49%     --      --     2.33%
Guardian Portfolio                      05/01/2000      --      --      --   -10.79%
Global Securities Fund                  05/01/2000      --      --      --   -10.56%
Main Street Growth & Income Fund        05/01/2000      --      --      --   -15.74%
Capital Growth Portfolio Class A        05/01/1992  -17.31%  16.97%     --    14.63%
International Portfolio Class A         05/01/1992  -28.14%   9.92%     --    10.41%
Money Market Portfolio*                 07/15/1985   -2.52%   3.08%   3.24%    3.90%
International Securities Fund Class 2   05/01/1997  -10.40%     --      --     7.49%

                 VARIABLE ANNUITY CLASS 2

                                                     Average Annual Total Return **
                                                   (Based on Accumulation Unit Values)

                                                  Inception  One  Five   Ten   Since
Subaccounts                                       Date       Year Years Years  Inception
----------------------------------------------------------------------------------------
Balanced Index Portfolio                          07/03/2000   --   --   --      -3.34%
Bond Portfolio                                    07/03/2000   --   --   --       4.12%
Nasdaq-100 Index Portfolio                        07/03/2000   --   --   --     -38.29%
Russell 2000 Small Cap Index Portfolio            07/03/2000   --   --   --      -6.42%
S&P MidCap 400 Index Portfolio                    07/03/2000   --   --   --       6.53%
S&P 500 Index Portfolio                           07/03/2000   --   --   --      -9.47%
Zenith Portfolio                                  07/03/2000   --   --   --      14.22%
Capital Appreciation Fund                         07/03/2000   --   --   --     -18.28%
Growth Fund                                       07/03/2000   --   --   --     -24.75%
Income & Growth                                   07/03/2000   --   --   --      -7.97%
Value                                             07/03/2000   --   --   --      22.18%
Emerging Growth Series                            07/03/2000   --   --   --     -18.31%
Investors Trust Series
(formerly Growth With Income)                     07/03/2000   --   --   --      -1.37%
High Income Series                                07/03/2000   --   --   --      -7.58%
New Discovery Series                              07/03/2000   --   --   --     -10.19%
Total Return Series                               07/03/2000   --   --   --      12.23%
Guardian Portfolio                                07/03/2000   --   --   --      -3.21%
Global Securities Fund                            07/03/2000   --   --   --      -5.75%
Main Street Growth & Income Fund                  07/03/2000   --   --   --      -9.61%
Capital Growth Portfolio Class A                  07/03/2000   --   --   --     -13.47%
International Portfolio Class A                   07/03/2000   --   --   --     -12.77%
Money Market Portfolio                            07/03/2000   --   --   --       2.45%
Templeton International Securities Fund Class 2   07/03/2000   --   --   --      -3.51%

* Although the Class 1 Money Market Subaccount began investing in the Scudder Variable Series I Money Market Portfolio on November 12, 1993, the performance data quoted reflects the performance of the Scudder Fund Money Market Portfolio since the inception of the Money Market Subaccount.

** For the Class 2 Contract, accumulation unit values and standardized returns are the same, since there are no surrender charges or annual administration fees to deduct.


     Average annual total return is the average annual compounded rate of return that equates a purchase payment on the first day to the market value of that purchase payment on the last day of the period for which total return is calculated. For purposes of the calculation, it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated. Expenses and charges incurred by the Fund and charges measured as a percentage of Subaccount assets are reflected in changes in unit values. For Class 1 Contracts, the typical effect of the annual administration fee is included in the total return calculations, other than those measured by changes in Accumulation Unit Value, by multiplying $30 by the total number of contracts in CA and then dividing that total by the average net assets of CA (including contract assets allocated to the Guaranteed Account) for the year measured. The resulting percentage is then multiplied by the average value of the $1,000 investment during the year measured. For less than one year periods, 1/365 of the fee is assumed to be deducted for each day of the period. Total return figures for Class 1 Contracts that include the impact of surrender charges assume that the investment is withdrawn from the Subaccount at the end of the period for which return is calculated.

     From time to time, advertisements for CA may include comparisons of performance of the Subaccounts to that of various market indices, including, but not limited to: the Salomon Brothers Investment Grade Bond Index, the Salomon Brothers U.S. Treasury Bill Index, the Shearson Lehman Government/Corporate Bond Index, the S&P 500 Index, the S&P MidCap 400 Index, the Russell 2000 Index, the Nasdaq-100 Index, the Dow Jones Industrial Average, the Donoghue Money Fund 30-Day Average Yield, the Morgan Stanley Dean Witter EAFE Index, and the Lipper Variable Insurance Products Performance Analysis Service.

     CA advertisements may also include performance rankings (or information based on those rankings) compiled by various independent organizations, including but not limited to: Lipper Analytical Services Mutual Funds Survey, Lipper Variable Insurance Products Performance Analysis Service, The VARDS Report, Sylvia Porter Personal Finance, Financial Services Week, Consumer Reports, Money Magazine, Forbes Magazine, and Fortune Magazine.


FEDERAL TAX MATTERS

Taxation of Union Central

     Union Central is taxed as a life insurance company under
Part I of Subchapter L of the Internal Revenue Code ("Code"). Since CA is not an entity separate from Union Central, and its operations form a part of Union Central, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of CA are reinvested and taken into account in determining the Accumulation and Annuity Unit values. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a Contract issued in connection with CA.
 Accordingly, Union Central does not anticipate that it will incur any federal income tax liability attributable to CA, and therefore Union Central does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in Union Central being taxed on income or gains attributable to CA or certain types of Contracts, then Union Central may impose a charge against CA (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

Tax Status of the Contracts

     Section 817(h) of the Code provides that separate account investments (or the investments of a mutual fund the shares of which are owned by separate accounts of insurance companies) underlying the Contract must be "adequately diversified" in accordance with Treasury regulations in order for the Contract to qualify as an annuity contract under Section 72 of the Code. The Separate Account, through each Portfolio of the Funds, intends to comply with the diversification requirements prescribed in regulations, which affect how the assets in each Portfolio of the Funds in which the Separate Account invests may be invested. Union Central does not have control over the Funds or their investments. However, Union Central believes that each Portfolio in which the Separate Account owns shares will meet the diversification requirements and that therefore the Contracts will be treated as annuities under the Code.

     The Treasury has stated that regulations on diversification requirements do not provide guidance concerning the extent to which contract holders may direct their investments to the Portfolios of the Funds. Regulations in this regard may be issued in the future. It is possible that when regulations are issued the Funds may not be in compliance with such regulations.
 Although Union Central can provide no assurances that any such regulations will not adversely affect the tax treatment of existing Contracts in all events, based upon a private letter ruling Union Central has received on the Contracts, Union Central believes that any such regulations would be applied only on a prospective basis. For these reasons, Union Central reserves the right to modify the Contract as necessary to prevent the contract holder from being considered the owner of the assets of the Funds or otherwise to qualify the contract for favorable tax treatment.

     In addition, Nonqualified Contracts will not be treated as annuity contracts for purposes of Section 72 unless such contracts provide: (a) that if the contract holder dies on or after the annuity starting date but prior to the time before the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution in effect at the time of the contract holder's death; and (b) if the contract holder dies prior to the annuity starting date, the entire interest must be distributed within five years after the death of the contract holder. These requirements should be considered satisfied if any portion of the contract holder's interest which is payable to or for the benefit of a "designated beneficiary" is distributed over the life of such designated beneficiary (or over a period that does not extend beyond the life expectancy of the designated beneficiary) and such distributions begin within one year of the contract holder's death. (A contract holder's designated beneficiary is the person to whom ownership of the Contract passes by reason of death and must be a natural person.)
 However, if the contract holder's designated beneficiary is the surviving spouse of the contract holder, the contract may be continued in the name of the spouse as the contract holder.
Union Central believes that the Contracts described in this Prospectus meet these requirements. However, no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to assure that they comply with the Code requirements. Other rules may apply to Qualified Contracts.

     For a discussion of the tax treatment of the contracts as annuities under Section 72, see "Tax Status of the Contracts" in the Prospectus.


MISCELLANEOUS CONTRACT PROVISIONS

Delay of Payments

     Union Central will pay all amounts due from the Variable
Account under the Contract within seven days, unless:

  (1) The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

  (2) An emergency exists as defined by the Securities and Exchange Commission; or

  (3) The Securities and Exchange Commission permits delay for the protection of the security holders.

Participating

     The Contract is issued on a participating basis, and as such is eligible to share in Union Central's profits and surplus to the extent determined by Union Central's Board of Directors in its sole discretion. Union Central anticipates that such participation, if at all, will be small in amount and will occur only in later years of the Contract.

Misstatement and Proof of Age, Sex or Survival

     Proof of age, sex, or survival of the Annuitant and any contingent Annuitant may be required prior to making annuity payments under any Annuity Option which depends on the continuation of life. If any age or sex has been misstated, Union Central will pay the amounts which would have been provided at the correct age and sex. After the annuity payments begin, Union Central will make up any underpayments in a lump sum with the next annuity payment. Any overpayments will be deducted from future annuity payments until the overpayment is made up.

Settlements

     Union Central may require the return of the Contract prior to any settlement. Due proof of the Annuitant's death must be received prior to settlement of a death claim.

Assignments

     The Contract Owner may assign the Contract prior to the Maturity Date and during the Annuitant's lifetime, subject to the rights of any irrevocable Beneficiary, although the ability to assign certain Qualified Contracts may be restricted. An assignment will not be binding until received in writing by Union Central, and Union Central will not be responsible for the validity of an assignment. An assignment or pledge of the Contract may result in income tax liability to the owner.


     No Beneficiary may assign benefits under the Contract until they are due, and to the extent permitted by law, payments are not subject to the debts of any Beneficiary or to any judicial process for payment of the Beneficiary's debts.

Modification

     Union Central may not modify the Contract without the consent of the Contract Owner except to make the Contract meet the requirements of the Investment Company Act of 1940, or to make the Contract comply with any changes in the Internal Revenue Code or as required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity.


CUSTODY OF CA'S ASSETS

     Title to the assets of CA is held by Union Central. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts.

                           EXPERTS

     The financial statements of CA at December 31, 2000 and 1999 and for the periods then ended, and of The Union Central Life Insurance Company at December 31, 2000 and 1999 and for the years then ended, appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

CARILLON ACCOUNT

Period Ended December 31, 2000

                Report of Independent Auditors
===============================================================

To the Contract holders of Carillon
Account and the Board of Directors of
The Union Central Life Insurance Company

We have audited the accompanying statement of assets and liabilities of the Carillon Account (comprised of the Summit Mutual Funds, Inc.=s Zenith, Balanced Index, Bond, S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Small Cap Index, and Nasdaq-100 Index Subaccounts, the Scudder Variable Life Investment Fund=s Money Market, Capital Growth, and International Subaccounts, the AIM Variable Insurance Funds, Inc.=s Capital Appreciation and the Growth Subaccounts, the MFS Variable Insurance Trust=s Growth with Income, High Income, Emerging Growth, Total Return, and New Discovery Subaccounts, the American Century Variable Portfolios, Inc.=s Income & Growth and Value Subaccounts, the Oppenheimer Variable Account Fund=s Main Street Growth & Income and Global Securities Subaccounts, the Templeton Variable Insurance Products Trust=s International Securities Subaccount, and the Neuberger Berman Advisers Management Trust=s Guardian Subaccount) as of December 31, 2000, and the related statement of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Company=s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the applicable custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Carillon Account at December 31, 2000, the results of their operations and changes in their net assets for the respective stated periods in conformity with accounting principles generally accepted in the United States.

February 16, 2001                        /s/ Ernst & Young LLP

CARILLON ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

                                                           Summit Mutual Funds, Inc.
                                                             (affiliated issuers)
                              -----------------------------------------------------------------------------------
                                                                                           Russell
                                                                               S&P         2000
                                           Balanced                S&P         MidCap      Small Cap   Nasdaq-100
                               Zenith      Index       Bond        500 Index   400 Index   Index       Index
                               Subaccount  Subaccount  Subaccount  Subaccount  Subaccount  Subaccount  Subaccount
                               ----------  ----------  ----------  ----------  ----------  ----------  ----------
ASSETS
Investments in shares
of Summit Mutual Funds, Inc.,
at fair value
(cost $50,778,683;
$14,457,893; $24,611,122;
$88,888,322;  $8,657,142;
$1,310,432;  $3,340,970)       48,657,015  13,981,215  21,948,126  99,183,264   9,259,500   1,262,730   2,261,268
                               ----------  ----------  ----------  ----------  ----------  ----------  ----------
   Total Invested Assets       48,657,015  13,981,215  21,948,126  99,183,264   9,259,500   1,262,730   2,261,268

OTHER ASSETS & (LIABILITIES)           23         431         551       (668)         257          86          53
                               ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSETS
(Contract Owners' Equity)      48,657,038  13,981,646  21,948,677  99,182,596   9,259,757   1,262,816   2,261,321
                               ==========  ==========  ==========  ==========  ==========  ==========  ==========




                                                     Scudder Variable Life                   AIM Variable
                                                    (unaffiliated issuers)             (unaffiliated issuers)
                                              ------------------------------------     ------------------------
                                              Money        Capital                       Capital
                                              Market       Growth     International    Appreciation  Growth
                                              Subaccount   Subaccount   Subaccount      Subaccount   Subaccount
                                              ----------   ----------   ----------      ----------   ----------
ASSETS
Investments in securities of unaffiliated
issuers, at fair value (cost $20,926,526;
$74,464,956; $41,005,998;  $15,814,203;
$1,223,139)                                   20,926,526   81,843,186   41,744,865      14,098,443      993,120
                                              ----------   ----------   ----------      ----------   ----------
      Total Invested Assets                   20,926,526   81,843,186   41,744,865      14,098,443      993,120

OTHER ASSETS & (LIABILITIES)                       (546)        (371)        (807)            (83)           32
                                              ----------   ----------   ----------      ----------   ----------
NET ASSETS (Contract Owners' Equity)          20,925,980   81,842,815   41,744,058      14,098,360      993,152
                                              ==========   ==========   ==========      ==========   ==========





                                                    MFS Variable                             American Century
                                                  Insurance Trust                      Variable Portfolios, Inc.
                                               (unaffiliated issuers)                     (unaffiliated issuers)
                               ----------------------------------------------------------  ---------------------
                               Growth      High        Emerging    Total       New         Income
                               with Income Income      Growth      Return      Discovery   & Growth    Value
                               Subaccount  Subaccount  Subaccount  Subaccount  Subaccount  Subaccount  Subaccount

                               ----------  ----------  ----------  ----------  ----------  ----------  ----------
ASSETS
Investments in securities
of unaffiliated issuers,
at fair value
(cost $37,904,395;
$7,528,666; $46,559,618;
$2,041,254;  $1,284,783;
$359,012; $464,222;
$1,324,252; $504,987;
$7,538,678; $490,725)          41,201,239   6,478,839  50,483,215   2,238,507   1,220,250     336,386     515,147
                               ----------  ----------  ----------  ----------  ----------  ----------  ----------
   Total Invested Assets       41,201,239   6,478,839  50,483,215   2,238,507   1,220,250     336,386     515,147

OTHER ASSETS & (LIABILITIES)      (1,652)         277         937          69          24          16          26
                               ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSETS
(Contract Owners' Equity)      41,199,587   6,479,116  50,484,152   2,238,576   1,220,274     336,402     515,173
                               ==========  ==========  ==========  ==========  ==========  ==========  ==========



                                                                                            Neuberger Berman
                                        Oppenheimer Variable       Templeton Variable      Advisers Management
                                            Account Funds       Insurance Products Trust          Trust
                                       (unaffiliated issuers)    (unaffiliated issuers)   (unaffiliated issuers)
                                   ----------------------------  -----------------------  ----------------------
                                      Main Street      Global         International
                                   Growth & Income   Securities        Securities               Guardian
                                      Subaccount     Subaccount        Subaccount              Subaccount
                                      ----------     ----------        ----------              ----------

ASSETS
Investments in securities
of unaffiliated issuers,
at fair value (cost $37,904,395;
$7,528,666; $46,559,618;
$2,041,254; $1,284,783;
$359,012; $464,222;
$1,324,252; $504,987;
$7,538,678; $490,725)                  1,220,884        495,602         7,125,267
 473,663
                                      ----------     ----------        ----------              --
--------
  Total Invested Assets                1,220,884        495,602         7,125,267
 473,663

OTHER ASSETS & (LIABILITIES)                  37             29             (160)
      11
                                      ----------     ----------        ----------              --
--------
NET ASSETS (Contract Owners' Equity)   1,220,921        495,631         7,125,107
 473,674
                                      ==========     ==========        ==========
==========


The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000 (A)


                                                            Summit Mutual Funds, Inc.
                                                               (affiliated issuers)
                                ----------------------------------------------------------------------
-------------
                                                                                           Russell
2000
                                            Balanced                S&P          S&P MidCap  Small Cap
  Nasdaq-100
                                Zenith      Index       Bond        500 Index    400 Index   Index
   Index
                                Subaccount  Subaccount  Subaccount  Subaccount   Subaccount
Subaccount  Subaccount
                                ----------  ----------  ----------  ----------   ----------  ---------
-  ----------
INVESTMENT INCOME
Dividend income                    753,456     969,413   3,222,420   1,909,023      280,703
3,697        $---


EXPENSES
Mortality and expense
  risk charge                      465,168     151,178     212,629   1,086,245       59,359
3,949      11,175
Administration fee                 116,292      37,795      53,157     271,561       14,840
987       2,794
                                ----------  ----------  ----------  ----------   ----------  ---------
-  ----------
                                   581,460     188,973     265,786   1,357,806       74,199
4,936      13,969
                                ----------  ----------  ----------  ----------   ----------  ---------
-  ----------
NET INVESTMENT INCOME (LOSS)       171,997     780,440   2,956,634     551,217      206,504
(1,239)    (13,969)
                                ----------  ----------  ----------  ----------   ----------  ---------
-  ----------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on
 investments                    (6,356,085)    30,507    (756,642)    4,906,746      96,136
4,314     32,844

Net unrealized appreciation
(depreciation) of investments   14,558,729  (1,172,733)  (944,054)  (17,178,011)    368,381
(47,702)  (1,079,701)
                                ----------  ----------  ----------  -----------  ----------  ---------
-  ----------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS       8,202,644 ( 1,142,226) (1,700,696) (12,271,265)    464,517
(43,388)  (1,046,857)
                                ----------  ----------  ----------  -----------  ----------  ---------
-  ----------

NET INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS           8,374,641   (361,786)   1,255,938  (11,720,048)    671,021
(44,627)  (1,060,826)
                                ==========  ==========  ==========  ===========  ==========
==========  ==========








                                              Scudder Variable Life                      AIM
Variable
                                                Investment Funds                    Insurance
Funds, Inc.
                                             (unaffiliated issuers)                 (unaffiliated
issuers)
                                     ---------------------------------------       --------------
----------
                                     Money        Capital                            Capital
                                     Market       Growth         International       Appreciation
  Growth
                                     Subaccount   Subaccount     Subaccount          Subaccount
   Subaccount
                                     ----------   ----------     ----------          ----------
   ----------
INVESTMENT INCOME
Dividend income                         906,498   11,282,315      5,804,336             397,842
       30,294

EXPENSES
Mortality and expense
    risk charge                         151,505      916,070        498,624             133,780
        3,712
Administration fee                       37,876      229,018        124,656              33,445
          928
                                     ----------   ----------     ----------          ----------
   ----------
                                        189,381    1,145,088        623,280             167,225
        4,640
                                     ----------   ----------     ----------          ----------
   ----------
NET INVESTMENT INCOME (LOSS)             717,117  10,137,227      5,181,056             230,617
       25,654
                                     ----------   ----------     ----------          ----------
   ----------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on
     investments                            ---     4,061,685       -921,007            322,404
     (20,061)
Net unrealized appreciation
(depreciation) of investments               ---   (24,438,519)   (14,345,461)        (3,179,029)
    (230,018)
                                     ----------   -----------    -----------         ----------
   ----------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS                  ---   (20,376,834)   (15,266,468)        (2,856,625)
    (250,079)
                                     ----------   -----------    -----------         ----------
   ----------
NET INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                  717,117   (10,239,607)   (10,085,412)        (2,626,008)
    (224,425)
                                     ==========   ===========    ===========         ==========
   ==========



(A) Year ended December 31, 2000 for the Summit Mutual Funds, Inc.'s Zenith, Balanced Index, Bond, S&P 500 Index, and S&P MidCap 400 Index Subaccounts, the Scudder Variable Life Investment Fund's Money Market, Capital Growth, and International Subaccounts, AIM Variable Insurance
Fund, Inc.'s Capital Appreciation Subaccount, MFS Variable Insurance Trust's Growth with Income, High Income, Emerging Growth, and Total Return Subaccounts, and the Templeton Variable Insurance ProductsTrust's International Securities Subaccount. Period from May 1, 2000 to December 31, 2000 for the Summit Mutual Funds, Inc.'s Russell 2000 Small Cap Index and Nasdaq-100 Index Subaccounts, AIM Variable Insurance Fund, Inc.'s Growth Subaccount, MFS Variable Insurance Trust's New Discovery Subaccount, American Century Variable Portfolios, Inc.'s Income & Growth and Value Subaccounts, Oppenheimer Variable Account Fund's Main
Street Growth & Income and Global Securities Subaccounts, and the Neuberger Berman Advisers Management Trust's
Guardian Subaccount.

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000 (A)

                                                         MFS Variable
                                                       Insurance Trust
                                                   (unaffiliated issuers)
                              ----------------------------------------------------------------
                                 Growth        High       Emerging        Total        New
                               with Income    Income        Growth        Return     Discovery
                                Subaccount   Subaccount   Subaccount    Subaccount   Subaccount
                                ----------   ----------   ----------    ----------   ----------
INVESTMENT INCOME
  Dividend income                  557,881      553,656    3,185,937        76,908        $ ---

EXPENSES
Mortality and expense
    risk charge                    434,994       67,234      572,556        16,952        3,889
Administration fee                 108,748       16,809      143,139         4,238          972
                                ----------   ----------   ----------    ----------   ----------
                                   543,742       84,043      715,695        21,190        4,861
                                ----------   ----------   ----------    ----------   ----------
NET INVESTMENT INCOME (LOSS)        14,139      469,613    2,470,242       55,718        (4,861)
                                ----------   ----------   ----------    ----------   ----------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on
     investments                 2,490,432     (162,541)    2,085,268        1,826         (221)
Net unrealized appreciation
(depreciation) of investments   (3,252,236)    (840,631)  (17,905,253)     202,676      (64,533)
                                ----------   ----------   -----------   ----------   ----------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS        (761,804)  (1,003,172)  (15,819,985)     204,502      (64,754)
                                ----------   ----------   -----------   ----------   ----------
NET INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS            (747,665)    (533,559)  (13,349,743)     260,220      (69,615)
                                ==========   ==========   ===========   ==========   ==========


                                     American Century            Oppenheimer Variable
                                 Variable Portfolios, Inc.           Account Funds
                                  (unaffiliated issuers)         (unaffiliated issuers)
                                 -------------------------   ---------------------------
                                    Income                     Main Street      Global
                                   & Growth      Value       Growth & Income  Securities
                                  Subaccount   Subaccount        Subaccount   Subaccount
                                  ----------   ----------        ----------   ----------
INVESTMENT INCOME
  Dividend income                     $  ---       $  ---            $  ---       $  ---


EXPENSES
Mortality and expense
    risk charge                        1,331        1,335            3,954         1,799
Administration fee                       333          334               988          450
                                  ----------   ----------        ----------   ----------
                                       1,664        1,669             4,942        2,249
                                  ----------   ----------        ----------   ----------
NET INVESTMENT INCOME (LOSS)          (1,664)      (1,669)           (4,942)      (2,249)
                                  ----------   ----------        ----------   ----------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on
     investments                          62        8,020            (1,224)         160
Net unrealized appreciation
(depreciation) of investments        (22,627)      50,925          (103,368)      (9,386)
                                  ----------   ----------        ----------   ----------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS           (22,565)      58,945          (104,592)      (9,226)
                                  ----------   ----------        ----------   ----------
NET INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS             (24,229)      57,276          (109,534)     (11,475)
                                  ==========   ==========        ==========   ==========




                                          Templeton            Neuberger Berman
                                     Variable Insurance       Advisers Management
                                        Products Trust               Trust
                                   (unaffiliated issuers)    (unaffiliated issuers)
                                   ----------------------    ----------------------
                                         International
                                          Securities                Guardian
                                          Subaccount                Subaccount
                                          ----------                ----------
INVESTMENT INCOME
Dividend income                           $1,015,721                    $  ---

EXPENSES
Mortality and expense
   risk charge                                72,825                     1,585
Administration fee                            18,206                       396
                                          ----------                ----------
                                              91,031                     1,981
                                          ----------                ----------
NET INVESTMENT INCOME (LOSS)                 924,690                    (1,981)
                                          ----------                ----------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on
   investments                              (147,856)                      (88)
Net unrealized appreciation
(depreciation) of investments             (1,067,277)                  (17,061)
                                          ----------                ----------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS                (1,215,133)                  (17,149)
                                          ----------                ----------
NET INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                      (290,443)                  (19,130)
                                          ==========                ==========


(A) Year ended December 31, 2000 for the Summit Mutual Funds, Inc.'s Zenith, Balanced Index, Bond, S&P 500 Index, and S&P MidCap 400 Index Subaccounts, the Scudder Variable Life Investment Fund's Money Market, Capital Growth, and International Subaccounts, AIM Variable Insurance
Fund, Inc.'s Capital Appreciation Subaccount, MFS Variable Insurance Trust's Growth with Income, High Income, Emerging Growth, and Total Return Subaccounts, and the Templeton Variable Insurance Products Trust's International Securities Subaccount. Period from May 1, 2000 to December 31, 2000 for the Summit Mutual Funds, Inc.'s Russell 2000 Small Cap Index and Nasdaq-100 Index Subaccounts, AIM Variable Insurance Fund, Inc.'s Growth Subaccount, MFS Variable Insurance Trust's New Discovery Subaccount, American Century Variable Portfolios, Inc.'s Income & Growth and Value Subaccounts, Oppenheimer Variable Account Fund's Main
Street Growth & Income and Global Securities Subaccounts, and the Neuberger Berman Advisers Management Trust's
Guardian Subaccount.

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                   Summit Mutual Funds, Inc.

                                       Zenith Subaccount

                                   Period Ended December 31,
                                       2000          1999
                                   -----------    -----------
OPERATIONS
Net investment income                 $171,997    $12,262,265
Net realized loss on investments    (6,356,085)    (7,980,328)
Net unrealized appreciation
 (depreciation) of investments      14,558,729     (4,962,680)
                                   -----------    -----------
Net increase (decrease) in net
 assets resulting from operations    8,374,641       (680,743)
                                   -----------    -----------

EQUITY TRANSACTIONS
Contract purchase payments           2,115,050      3,450,589
Transfers between subaccounts
  (including fixed account), net    (9,318,236)   (37,133,280)
Surrenders                          (8,520,144)   (16,575,614)
                                   -----------    -----------
Net withdrawals from
 equity transactions               (15,723,330)   (50,258,305)
                                   -----------    -----------

NET DECREASE IN NET ASSETS          (7,348,689)   (50,939,048)
NET ASSETS (Beginning of year)      56,005,727    106,944,775
                                   -----------    -----------
NET ASSETS (End of year)           $48,657,038    $56,005,727
                                   ===========    ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                   Summit Mutual Funds, Inc.

                                   Balanced Index Subaccount

                                   Period Ended December 31,
                                       2000          1999
                                   -----------    -----------
OPERATIONS
Net investment income (loss)           780,440        (27,436)
Net realized gain on investments        30,507         27,767
Net unrealized appreciation
 (depreciation) of investments      (1,172,733)       696,055
                                   -----------    -----------
Net increase (decrease) in net
 assets resulting from operations     (361,786)       696,386
                                   -----------    -----------

EQUITY TRANSACTIONS
Contract purchase payments           1,404,230        380,386
Transfers between subaccounts
 (including fixed account), net       (747,264)    15,565,597
Surrenders                          (2,924,923)       (30,980)
                                   -----------    -----------
Net proceeds (withdrawals)
 from equity transactions           (2,267,957)    15,915,003
                                   -----------    -----------

NET INCREASE (DECREASE)
 IN NET ASSETS                      (2,629,743)    16,611,389

NET ASSETS (Beginning of year)      16,611,389)           ---
                                   -----------    -----------
NET ASSETS (End of year)           $13,981,646    $16,611,389
                                   ===========    ===========



The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                   Summit Mutual Funds, Inc.

                                       Bond Subaccount

                                    Year Ended December 31,
                                      2000            1999
                                   -----------    -----------
OPERATIONS
Net investment income                2,956,634      1,298,107
Net realized loss on investments      (756,642)       (58,191)
Net unrealized depreciation
 of investments                       (944,054)    (1,916,250)
                                   -----------    -----------
Net increase (decrease) in net
 assets resulting from operations    1,255,938       (676,334)
                                   -----------    -----------

EQUITY TRANSACTIONS
Contract purchase payments           1,808,202      3,121,882
Transfers between subaccounts
 (including fixed account), net     (1,829,693)    (4,019,177)
Surrenders                          (3,098,713)    (3,955,000)
                                   -----------    -----------
Net withdrawals from
 equity transactions                (3,120,204)    (4,852,295)
                                   -----------    -----------

NET DECREASE IN NET ASSETS          (1,864,266)    (5,528,629)

NET ASSETS (Beginning of year)      23,812,943     29,341,572
                                   -----------    -----------
NET ASSETS (End of year)            21,948,677     23,812,943
                                   ===========    ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS


                                   Summit Mutual Fund, Inc.

                                   S&P 500 Index Subaccount

                                    Year Ended December 31,
                                       2000           1999
                                   -----------    -----------
OPERATIONS
Net investment income                  551,217        284,329
Net realized gain on investments     4,906,746      3,440,311
Net unrealized appreciation
 (depreciation) of investments     (17,178,011)    12,670,376
                                   -----------    -----------
Net increase (decrease) in net
 assets resulting from operations  (11,720,048)    16,395,016
                                   -----------    -----------

EQUITY TRANSACTIONS
Contract purchase payments          10,439,182     16,476,245
Transfers between subaccounts
   (including fixed account), net     (504,642)    22,456,070
Surrenders                         (10,683,244)    (9,172,449)
                                   -----------    -----------
Net proceeds (withdrawals)
 from equity transactions             (748,705)    29,759,866
                                   -----------    -----------

NET INCREASE (DECREASE)
 IN NET ASSETS                     (12,468,753)    46,154,882

NET ASSETS (Beginning of year)     111,651,349     65,496,467
                                   -----------    -----------
NET ASSETS (End of year)            99,182,596    111,651,349
                                   ===========    ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                       Summit Mutual Fund, Inc.

                                 S&P MidCap 400 Index Subaccount

                                     Year Ended December 31,
                                       2000           1999
                                   -----------    -----------
OPERATIONS
Net investment income                  206,504          4,728
Net realized gain on investments        96,136          8,705
Net unrealized appreciation
 of investments                        368,381        233,977
                                   -----------    -----------
Net increase in net assets
 resulting from operations             671,021        247,410
                                   -----------    -----------

EQUITY TRANSACTIONS
Contract purchase payments           2,797,614      1,057,466
Transfers between subaccounts
   (including fixed account), net    3,134,996      1,686,033
Surrenders                            (262,634)       (72,149)
                                   -----------    -----------
Net proceeds from
 equity transactions                 5,669,976      2,671,350
                                   -----------    -----------

NET INCREASE IN NET ASSETS           6,340,997      2,918,760

NET ASSETS (Beginning of year)       2,918,760            ---
                                   -----------    -----------
NET ASSETS (End of year)             9,259,757      2,918,760
                                   ===========    ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS

                                  Summit Mutual Funds, Inc.

                         Russell 2000 Small Cap Index Subaccount

                                 Period from May 1, 2000 to
                                     December 31, 2000
                                     -----------------
OPERATIONS
Net investment loss                         (1,239)
Net realized gain on investments             4,314
Net unrealized depreciation
 on investments                            (47,702)
                                        ----------
Net decrease in net assets
 resulting from operations                 (44,627)
                                        ----------

EQUITY TRANSACTIONS
Contract purchase payments                 661,363
Transfers between subaccount
   (including fixed account), net          656,577
Surrenders                                 (10,497)
                                        ----------
Net proceeds from equity transactions    1,307,443
                                        ----------

NET INCREASE  IN NET ASSETS              1,262,816

NET ASSETS (Beginning of year)               ---
                                        ----------
NET ASSETS (End of year)                 1,262,816


The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS

                                Summit Mutual Funds, Inc.

                               Nasdaq-100 Index Subaccount

                                Period from May 1, 2000 to
                                     December 31, 2000
                                     -----------------
OPERATIONS
Net investment loss                        (13,969)
Net realized gain on investments            32,844
Net unrealized depreciation
 on investments                         (1,079,701)
                                        ----------

Net decrease in net assets
 resulting from operations              (1,060,826)
                                        ----------

EQUITY TRANSACTIONS
Contract purchase payments               1,397,449
Transfers between subaccounts
  (including fixed account), net         1,952,263
Surrenders                                 (27,565)
                                        ----------
Net proceeds from equity transactions    3,322,147
                                        ----------

NET INCREASE  IN NET ASSETS              2,261,321

NET ASSETS (Beginning of year)                 ---
                                        ----------
NET ASSETS (End of year)                 2,261,321
                                        ==========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                            Scudder Variable Life Investment Fund

                                   Money Market Subaccount

                                    Year Ended December 31,
                                      2000           1999
                                   -----------    -----------
OPERATIONS
Net investment income                  717,117        377,764
                                   -----------    -----------
Net increase in net assets
 resulting from operations             717,117        377,764
                                   -----------    -----------

EQUITY TRANSACTIONS
Contract purchase payments           7,516,561      7,228,619
Transfers between subaccounts
 (including fixed account), net      4,738,379     (1,180,137)
Surrenders                          (4,516,282)    (2,415,826)
                                   -----------    -----------
Net proceeds from
 equity transactions                 7,738,658      3,632,656
                                   -----------    -----------

NET INCREASE IN NET ASSETS           8,455,775      4,010,420

NET ASSETS (Beginning of year)      12,470,205      8,459,785
                                   -----------    -----------
NET ASSETS (End of year)            20,925,980     12,470,205
                                   ===========    ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                            Scudder Variable Life Investment Fund

                                  Capital Growth Subaccount

                                    Year Ended December 31,
                                       2000          1999
                                   -----------    -----------
OPERATIONS
Net investment income               10,137,227      6,260,760
Net realized gain on investments     4,061,685      3,154,191

Net unrealized appreciation
 (depreciation) of investments     (24,438,519)    13,586,758
                                   -----------    -----------
Net increase (decrease) in net
 assets resulting from operations  (10,239,607)    23,001,709
                                   -----------    -----------


EQUITY TRANSACTIONS
Contract purchase payments           7,436,325      8,411,261
Transfers between subaccounts
 (including fixed account), net        580,273      7,111,049
Surrenders                          (8,741,240)    (8,920,175)
                                   -----------    -----------
Net proceeds (withdrawals)
 from equity transactions             (724,642)     6,602,135
                                   -----------    -----------

NET INCREASE (DECREASE)
 IN NET ASSETS                     (10,964,249)    29,603,844

NET ASSETS (Beginning of year)      92,807,064     63,203,220
                                   -----------    -----------
NET ASSETS (End of year)            81,842,815     92,807,064
                                   ===========    ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                            Scudder Variable Life Investment Fund

                                   International Subaccount

                                     Year Ended December 31,
                                       2000          1999
                                   -----------    -----------
OPERATIONS
Net investment income                5,181,056      3,024,787
Net realized gain (loss)
 on investments                       (921,007)     4,845,697
Net unrealized appreciation
 (depreciation) of investments     (14,345,461)     9,841,902
                                   -----------    -----------
Net increase (decrease) in net
 assets resulting from operations  (10,085,412)    17,712,386
                                   -----------    -----------

EQUITY TRANSACTIONS
Contract purchase payments            11,182,422      4,612,737
Transfers between subaccounts
   (including fixed account), net   (6,408,474)        41,335
Surrenders                          (4,799,580)    (4,720,627)
                                   -----------    -----------
Net withdrawals from
 equity transactions                   (25,632)       (66,555)
                                   -----------    -----------

NET INCREASE (DECREASE)
 IN NET ASSETS                     (10,111,044)    17,645,831

NET ASSETS (Beginning of year)      51,855,102     34,209,271
                                   -----------    -----------
NET ASSETS (End of year)            41,744,058     51,855,102
                                   ===========    ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                               AIM Variable Insurance Fund, Inc.

                                Capital Appreciation Subaccount

                                    Year Ended December 31,
                                       2000          1999
                                   -----------    -----------
OPERATIONS
Net investment income                  230,617        144,126
Net realized gain on investments       322,404         86,702
Net unrealized appreciation
 (depreciation) of investments      (3,179,029)     1,463,269
                                   -----------    -----------
Net increase (decrease) in net
 assets resulting from operations   (2,626,008)     1,694,097
                                   -----------    -----------

EQUITY TRANSACTIONS
Contract purchase payments           3,602,101        684,389
Transfers between subaccounts
   (including fixed account), net    5,907,787      6,334,045
Surrenders                          (1,299,307)      (198,744)
                                   -----------    -----------
Net proceeds from
 equity transactions                 8,210,581      6,819,690
                                   -----------    -----------

NET INCREASE IN NET ASSETS           5,584,573      8,513,787

NET ASSETS (Beginning of year)       8,513,787            ---
                                   -----------    -----------
NET ASSETS (End of year)            14,098,360      8,513,787
                                   ===========    ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS

                              AIM Variable Insurance Fund, Inc.

                                     Growth Subaccount

                                 Period from May 1, 2000 to
                                     December 31, 2000
                                     -----------------
OPERATIONS
Net investment income                       25,654
Net realized loss on investments           (20,061)
Net unrealized depreciation
 on investments                           (230,018)
                                        ----------
Net decrease in net assets
 resulting from operations                (224,425)
                                        ----------

EQUITY TRANSACTIONS
Contract purchase payments                 706,050
Transfers between subaccounts
   (including fixed account), net          526,042
Surrenders                                 (14,515)
                                        ----------
Net proceeds from equity transactions    1,217,577
                                        ----------

NET INCREASE  IN NET ASSETS                993,152

NET ASSETS (Beginning of year)                 ---
                                        ----------
NET ASSETS (End of year)                   993,152
                                        ==========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                   MFS Variable Insurance Trust

                                  Growth with Income Subaccount

                                     Year Ended December 31,
                                        2000           1999
                                   -----------    -----------
OPERATIONS
Net investment income (loss)            14,139       (245,753)
Net realized gain on investments     2,490,432      2,208,459
Net unrealized appreciation
 (depreciation) of investments      (3,252,236)       499,828
                                   -----------    -----------
Net increase (decrease) in net
 assets resulting from operations     (747,665)     2,462,534
                                   -----------    -----------

EQUITY TRANSACTIONS
Contract purchase payments           3,561,955      8,668,879
Transfers between subaccounts
   (including fixed account), net   (6,158,855)     7,839,729
Surrenders                          (4,292,223)    (4,503,838)
                                   -----------    -----------
Net proceeds (withdrawals)
 from equity transactions           (6,889,123)    12,004,770
                                   -----------    -----------


NET INCREASE (DECREASE)
 IN NET ASSETS                      (7,636,788)    14,467,304

NET ASSETS (Beginning of year)      48,836,375     34,369,071
                                   -----------    -----------
NET ASSETS (End of year)            41,199,587     48,836,375
                                   ===========    ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                  MFS Variable Insurance Trust

                                      High Income Subaccount

                                      Year Ended December 31,
                                       2000           1999
                                   -----------    -----------
OPERATIONS
Net investment income                  469,613        366,914
Net realized gain (loss)
 on investments                       (162,541)         9,192
Net unrealized depreciation
 of investments                       (840,631)       (72,922)
                                   -----------    -----------
Net increase (decrease) in net
 assets resulting from operations     (533,559)       303,184
                                   -----------    -----------

EQUITY TRANSACTIONS
Contract purchase payments             915,053      1,791,039
Transfers between subaccounts
   (including fixed account), net     (300,660)       619,631
Surrenders                            (759,973)      (846,340)
                                   -----------    -----------
Net proceeds (withdrawals)
 from equity transactions             (145,580)     1,564,330
                                   -----------    -----------

NET INCREASE (DECREASE)
 IN NET ASSETS                        (679,139)     1,867,514

NET ASSETS (Beginning of year)       7,158,255      5,290,741
                                   -----------    -----------
NET ASSETS (End of year)             6,479,116      7,158,255
                                   ===========    ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                  MFS Variable Insurance Trust

                                   Emerging Growth Subaccount

                                     Year Ended December 31,
                                       2000           1999
                                   -----------    -----------
OPERATIONS
Net investment income (loss)         2,470,242       (325,927)
Net realized gain on investments     2,085,268        723,666
Net unrealized appreciation
 (depreciation) of investments     (17,905,253)    19,545,325
                                   -----------    -----------
Net increase (decrease) in net
 assets resulting from operations   (3,349,743)    19,943,064
                                   -----------    -----------

EQUITY TRANSACTIONS
Contract purchase payments          10,337,547      8,009,178
Transfers between subaccounts
   (including fixed account), net    7,218,586     11,282,279
Surrenders                          (4,736,163)    (2,269,028)
                                   -----------    -----------
Net proceeds from
 equity transactions                12,819,970     17,022,429
                                   -----------    -----------

NET INCREASE (DECREASE)
  IN NET ASSETS                       (529,773)    36,965,493

NET ASSETS (Beginning of year)      51,013,925     14,048,432
                                   -----------    -----------
NET ASSETS (End of year)            50,484,152     51,013,925
                                   ===========    ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                  MFS Variable Insurance Trust

                                     Total Return Subaccount

                                     Year Ended December 31,
                                       2000          1999
                                   -----------    -----------
OPERATIONS
Net investment income (loss)            55,718         (7,666)
Net realized gain (loss)
 on investments                          1,826         (2,890)
Net unrealized appreciation
 (depreciation) of investments         202,676         (5,423)
                                   -----------    -----------
Net increase (decrease) in net
 assets resulting from operations      260,220        (15,979)
                                   -----------    -----------

EQUITY TRANSACTIONS
Contract purchase payments             434,121        503,719
Transfers between subaccounts
 (including fixed account), net        249,590        958,683
Surrenders                             (87,981)       (63,797)
                                   -----------    -----------
Net proceeds from
 equity transactions                   595,730      1,398,605
                                   -----------    -----------

NET INCREASE IN NET ASSETS             855,950      1,382,626

NET ASSETS (Beginning of year)       1,382,626            ---
                                   -----------    -----------
NET ASSETS (End of year)             2,238,576      1,382,626
                                   ===========    ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS

                                MFS Variable Insurance Trust

                                  New Discovery Subaccount

                                 Period from May 1, 2000 to
                                     December 31, 2000
                                     -----------------
OPERATIONS
Net investment loss                         (4,861)
Net realized loss on investments              (221)
Net unrealized depreciation
 on investments                            (64,533)
                                        ----------
Net decrease in net assets
 resulting from operations                 (69,615)


EQUITY TRANSACTIONS
Contract purchase payments                 640,673
Transfers between subaccounts
   (including fixed account), net          658,394
Surrenders                                  (9,178)
                                        ----------
Net proceeds from equity transactions    1,289,889
                                        ----------

NET INCREASE  IN NET ASSETS              1,220,274

NET ASSETS (Beginning of year)                 ---
                                        ----------
NET ASSETS (End of year)                 1,220,274
                                        ==========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS

                      American Century Variable Portfolios, Inc.

                               Income & Growth Subaccount

                               Period from May 1, 2000 to
                                     December 31, 2000
                                     -----------------
OPERATIONS
Net investment loss                         (1,664)
Net realized gain on investments                62
Net unrealized depreciation
 on investments                            (22,627)
                                        ----------
Net decrease in net assets
 resulting from operations                 (24,229)
                                        ----------

EQUITY TRANSACTIONS
Contract purchase payments                 182,660
Transfers between subaccounts
   (including fixed account), net          184,426
Surrenders                                  (6,455)
                                        ----------
Net proceeds from equity transactions      360,631
                                        ----------

NET INCREASE  IN NET ASSETS                336,402

NET ASSETS (Beginning of year)                 ---
                                        ----------
NET ASSETS (End of year)                   336,402
                                        ==========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS

                      American Century Variable Portfolios, Inc.
                                    Value Subaccount

                                Period from May 1, 2000 to
                                     December 31, 2000
                                     -----------------
OPERATIONS
Net investment loss                        (1,669)
Net realized gain on investments            8,020
Net unrealized appreciation
 on investments                             50,925
                                        ----------
Net increase in net assets
 resulting from operations                  57,276
                                        ----------

EQUITY TRANSACTIONS
Contract purchase payments                 293,218
Transfers between subaccounts
   (including fixed account), net          186,205
Surrenders                                 (21,526)
                                        ----------
Net proceeds from equity transactions      457,897
                                        ----------
NET INCREASE  IN NET ASSETS                515,173

NET ASSETS (Beginning of year)                 ---
                                        ----------
NET ASSETS (End of year)                   515,173
                                        ==========


The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS


                            Oppenheimer Variable Account Funds
                          Main Street Growth & Income Subaccount

                                Period from May 1, 2000 to
                                     December 31, 2000
                                     -----------------
OPERATIONS
Net investment loss                         (4,942)
Net realized loss on investments            (1,224)
Net unrealized depreciation
 on investments                           (103,368)
                                        ----------
Net decrease in net assets
 resulting from operations                (109,534)
                                        ----------

EQUITY TRANSACTIONS
Contract purchase payments                 865,250
Transfers between subaccounts
   (including fixed account), net          507,856
Surrenders                                 (42,651)
                                        ----------

Net proceeds from equity transactions    1,330,455
                                        ----------

NET INCREASE  IN NET ASSETS              1,220,921

NET ASSETS (Beginning of year)                 ---
                                        ----------
NET ASSETS (End of year)                 1,220,921
                                        ==========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS

                             Oppenheimer Variable Account Funds

                                Global Securities Subaccount

                                 Period from May 1, 2000 to
                                     December 31, 2000
                                     -----------------
OPERATIONS
Net investment loss                         (2,249)
Net realized gain on investments               160
Net unrealized depreciation
 on investments                             (9,386)
                                        ----------
Net decrease in net assets
 resulting from operations                 (11,475)
                                        ----------

EQUITY TRANSACTIONS
Contract purchase payments                 266,662
Transfers between subaccounts
   (including fixed account), net          246,861
Surrenders                                  (6,417)
                                        ----------
Net proceeds from equity transactions      507,106
                                        ----------

NET INCREASE  IN NET ASSETS                495,631

NET ASSETS (Beginning of year)                 ---
                                        ----------
NET ASSETS (End of year)                   495,631
                                        ==========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                      Templeton Variable Insurance Products Trust

                             International Securities Subaccount

                                    Year Ended December 31,
                                       2000           1999
                                   -----------    -----------
OPERATIONS
Net investment income                  924,690        615,968
Net realized loss on investments      (147,856)       (98,240)
Net unrealized appreciation
 (depreciation) on investments      (1,067,277)       784,048
                                   -----------    -----------
Net increase (decrease) in net
 assets resulting from operations     (290,443)     1,301,776
                                   -----------    -----------

EQUITY TRANSACTIONS
Contract purchase payments             743,033      1,319,540
Transfers between subaccounts
   (including fixed account), net      (64,250)       (27,312)
Surrenders                            (638,732)      (693,517)
                                   -----------    -----------
Net proceeds from
 equity transactions                    40,051        598,711
                                   -----------    -----------

NET INCREASE (DECREASE)
 IN NET ASSETS                        (250,392)     1,900,487

NET ASSETS (Beginning of year)       7,375,499      5,475,012
                                   -----------    -----------
NET ASSETS (End of year)             7,125,107      7,375,499
                                   ===========    ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS

                       Neuberger Berman Advisers Management Trust

                                   Guardian Subaccount

                                Period from May 1, 2000 to
                                     December 31, 2000
                                     -----------------
OPERATIONS
Net investment loss                         (1,981)
Net realized loss on investments               (88)
Net unrealized depreciation
 on investments                            (17,061)
                                        ----------
Net decrease in net assets
 resulting from operations                 (19,130)
                                        ----------

EQUITY TRANSACTIONS
Contract purchase payments                 323,892
Transfers between subaccounts
   (including fixed account), net          172,923
Surrenders                                  (4,011)
                                        ----------
Net proceeds from equity transactions      492,804
                                        ----------
NET INCREASE  IN NET ASSETS                473,674

NET ASSETS (Beginning of year)                 ---
                                        ----------
NET ASSETS (End of year)                   473,674
                                        ==========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
NOTES TO FINANCIAL STATEMENTS

December 31, 2000

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Carillon Account of The Union Central Life Insurance Company (the Account) is a separate account registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on February 6, 1984 by resolution of the Board of Directors of The Union Central Life Insurance Company (Union Central) and commenced operations on June 7, 1985. The Account is comprised of twenty-three subaccounts, each of which invests in a corresponding Portfolio of Summit Mutual Funds, Inc. (formerly known as Carillon Fund, Inc.), Scudder Variable Life Investment Fund, AIM Variable Insurance Fund, Inc., MFS Variable Insurance Trust, American Century Variable Portfolios, Inc., Oppenheimer Variable Account Funds, Templeton Variable Insurance Products Trust, or Neuberger Berman Advisers Management Trust (the Funds). The Funds are no-load, diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended. The shares of Summit Mutual Funds, Inc. are sold to Union Central and its separate accounts and to other unaffiliated insurance companies to fund the benefits under certain variable life policies and variable annuity contracts. Carillon Investments, Inc., a broker-dealer registered under the Securities Exchange Act of 1934 and a wholly owned subsidiary of Union Central, serves as the distributor of variable life policies and variable annuity contracts issued by Summit Mutual Funds, Inc. The shares of Scudder Variable Life Investment Fund, AIM Variable Insurance Funds, Inc., MFS Variable Insurance Trust, American Century Variable Portfolios, Inc., Oppenheimer Variable Account Fund, Templeton Variable Insurance Products Trust, and Neuberger Berman Advisers Management Trust are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.
 Scudder Investor Services, Inc., a wholly owned subsidiary of Zurich Scudder Investments, Inc., serves as distributor of variable life insurance policies and variable annuity contracts issued by Scudder Variable Life Investment Fund. AIM Distributors, Inc. is the distributor of the shares issued by AIM Variable Insurance Fund, Inc. MFS Fund Distributors, Inc., a wholly owned subsidiary of Massachusetts Financial Services Company, is the distributor of the shares issued by the MFS Variable Insurance Trust. Franklin Templeton Distributors, Inc. serves as the distributor of variable annuity and variable life insurance contracts issued by Templeton Variable Insurance Products Trust. American Century Investment Services, Inc. is the distributor of the shares issued by American Century Variable Portfolios, Inc. Neuberger Berman Management, Inc. is the distributor of the shares issued by Neuberger Berman Advisers Management Trust. Oppenheimer Funds Distributor, Inc. is the distributor of the shares issued by Oppenheimer Variable Account Funds.

On May 1, 2000, the Account began operations in the Summit Mutual Funds, Inc.'s Nasdaq-100 Index and Russell 2000 Small Cap Index Subaccounts, the AIM Variable Insurance Fund, Inc.'s Growth Subaccount, the MFS Variable Insurance Trust's New Discovery Subaccount, American Century Variable Portfolios, Inc.=s Income & Growth and the Value Subaccounts, Oppenheimer Variable Accounts Fund=s Main Street Growth & Income and the Global Securities Subaccounts, and Neuberger Berman Advisers Management Trust=s Guardian Subaccount.

On July 3, 2000, Variable Annuity Class 2 shares became available to the Account. Class 2 contracts have a mortality and expense charge of 1.2%, no surrender charge, and do not pay a annual administration charge of $30. Minimum investment for a Class 2 contract is $25,000.

The assets of the Account are segregated from the other assets of Union Central, and the investment performance of the Account is independent of the investment performance of both Union Central=s general assets and other separate accounts.

Investment valuation - Assets of the Account are invested in shares of the Funds at the net asset value of the Funds= shares.
 Investments in the Funds= shares are subsequently valued at the net asset value of the Funds= shares held.

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Estimates also affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities transactions and investment income - Securities transactions are recorded on the trade date (the date the order to buy or sell is executed), and dividend income is recorded on the ex-dividend date. Gains and losses on sales of the Funds= shares are calculated on the first-in, first-out basis for financial reporting and tax purposes. All dividends and distributions from the Subaccount are reinvested in additional shares of the respective Subaccount at the net asset value per share.

Federal income taxes -    The operations of the Account form a
part of and are taxed with the operations of Union Central.
Union Central is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, seperate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes has been made in these financial statements.

Reclassifications - Previously reported amounts for 1999 have in some instances been reclassified to conform to the 2000 presentation.

NOTE 2 - INVESTMENT IN AFFILIATED AND NON-AFFILIATED FUNDS

The subaccount of the Account held the following investment in the corresponding Portfolios of Summit Mutual Funds, Inc., Scudder Variable Life Investment Fund, AIM Variable Insurance Fund, Inc., MFS Variable Insurance Trust, American Century Variable Portfolios, Inc., Oppenheimer Variable Account Funds, Templeton Variable Insurance Products Trust, and Neuberger Berman Advisers Management Trust as of December 31, 2000.



                                              Summit Mutual Funds, Inc.

                                         Balanced                  S&P 500      S&P MidCap
                            Zenith       Index        Bond         Index        400 Index
                            Subaccount   Subaccount   Subaccount   Subaccount   Subaccount
Net asset value per share       $15.12        $9.61        $9.46       $20.59       $11.90
Number of shares             3,218,057    1,454,861    2,320,098    4,817,060      778,109





                           Summit Mutual Funds, Inc.       Scudder Variable Life Insurance Fund
                         ---------------------------      --------------------------------------
                           Russell 2000  Nasdaq-100          Money       Capital
                         Small Cap Index   Index             Market       Growth   International
                            Subaccount   Subaccount        Subaccount   Subaccount   Subaccount
Net asset value per share        $9.99        $6.67             $1.00       $23.07       $14.26
Number of shares               126,399      339,021        20,926,526    3,547,602    2,927,410





                                               MFS Variable Insurance Trust
                              --------------------------------------------------------------
                                Growth        High       Emerging      Total         New
                              with Income    Income       Growth       Return     Discovery
                              Subaccount   Subaccount   Subaccount   Subaccount   Subaccount
Net asset value per share         $21.01        $9.84       $28.84       $19.59       $16.61
Number of shares               1,961,031      658,418    1,750,458      114,268       73,465




                                                                               Neuberger Berman
                                  AIM                   American Century      Advisers Management
                     Variable Insurance Fund, Inc.  Variable Portfolios, Inc.       Trust


                     -----------------------------  -------------------------  ------------------
                           Capital                       Income
                         Appreciation  Growth          & Growth      Value          Guardian
                          Subaccount  Subaccount      Subaccount   Subaccount       Subaccount
Net asset value per share    $30.84      $24.82           $7.11        $6.67           $15.93
Number of shares            457,148      40,013          47,312       77,233           29,734





                                                                   Templeton Variable
                            Oppenheimer Variable Account Funds   Insurance Products Trust
                            ----------------------------------   ------------------------
                                Main Street       Global              International
                              Growth & Income   Securities              Securities
                                 Subaccount     Subaccount              Subaccount
Net asset value per share           $21.26          $30.33                  $18.67
Number of shares                    57,426          16,340                 381,643


NOTE 3 - ACCOUNT CHARGE

Mortality and expense risk charge - A mortality and expense risk charge for Union Central at an annual rate of 1.0% for Variable Annuity Class 1 and 1.2% for Variable Annuity Class 2 of the net assets of the Account is determined daily. The charge may be increased or decreased by Union Central=s Board of Directors but cannot exceed a 1.7% annual rate. The mortality risk results from a provision in the contract in which Union Central agrees to make annuity payments in accordance with the annuity tables, regardless of how long a particular annuitant or other payee lives. The expense risk assumed by Union Central is the risk that deductions for administration fees and surrender charges will be insufficient to cover actual administrative and distribution expenses.

Administrative fee - An administrative fee for Union Central, at an annual rate of 0.25% of the net assets of the Account, is determined daily. This fee is intended to defray expenses incurred by Union Central in connection with premium billing and collection, record keeping, processing death benefit claims, cash surrenders and contract changes, calculating accumulation unit values, reporting and other communications to contract owners, and other similar expenses and overhead costs.

NOTE 4 - RELATED PARTY TRANSACTIONS

Investment advisory fees - The Portfolios within Summit Mutual Funds, Inc. (the SFI Funds) pay investment advisory fees to Summit Investment Partners, Inc. (the Adviser), under terms of an Investment Advisory Agreement (the Agreement). Certain officers and directors of the Adviser are affiliated with the SFI Funds. The SFI Funds pay the Adviser, as full compensation for all services and facilities furnished, a monthly fee computed separately for each Portfolio on a daily basis, at an annual rate, as follows:

   (a)   for the Zenith Portfolio - .65% of the first
         $50,000,000, .60% of the next $100,000,000, and
         .50% of all over $150,000,000 of the current net asset value:

   (b)   for the Bond Portfolio - .50% of the first $50,000,000,
         .45% of the next $100,000,000, and .40% of all over $150,000,000 of the current net asset value.

   (c) for the S&P 500 Index Portfolio - .30% of the current net asset value.

   (d) for the S&P MidCap 400 Index Portfolio - .30% of the current net asset value.

   (e) for the Balanced Index Portfolio - .30% of the current net asset value.

   (f) for the Nasdaq-100 Index Portfolio - .35% of the current net asset value.

   (g) for the Russell 2000 Small Cap Index Portfolio - .35% of the current net asset value.

The Agreement provides that if the total operating expenses of the SFI Funds, exclusive of the advisory fee and certain other expenses as described in the Agreement, for any fiscal quarter exceed an annual rate of 1% of the average daily net assets of the Zenith or Bond Portfolios, the Adviser will reimburse the SFI Funds for such excess, up to the amount of the advisory fee for that year. The Adviser has agreed to pay any other expenses of the S&P 500 Index Portfolio, the S&P MidCap 400 Index Portfolio, the Balanced Index Portfolio, and the Nasdaq-100 Index Portfolio, other than the advisory fee for that Portfolio, to the extent that such expenses exceed 0.30% of its average annual net assets.
 The Adviser will pay any expenses of the Russell 2000 Small Cap Index Portfolio, other that the advisory fee for that Portfolio, to the extent that such expenses exceed 0.40% of that Portfolio=s net asset. The Adviser has agreed to reduce its fee from those shown above for a period of one year from May 1, 2000 by .03, .08 and .20 percentage points for the S&P 500 Index Portfolio, the Zenith Portfolio, and the Bond Portfolio, respectively. The Adviser may not revise or cancel these waivers during the one year period. As a result, for the period ended December 31, 2000, the Adviser waived the Zenith Portfolio $25,565, Bond Portfolio $29,205, and the S&P 500 Index Portfolio $24,914, and the Adviser reimbursed the S&P MidCap 400 Index Portfolio $25,706, the Balanced Index Portfolio $19,816, the Nasdaq-100 Index Portfolio $17,400, and the Russell 2000 Small Cap Index Portfolio $66,068.

In addition to providing investment advisory services, the Adviser is responsible for providing certain administrative functions to the SFI Funds.

The Adviser is a wholly owned subsidiary of Union Central.

NOTE 5 - SELECTED PER UNIT DATA

  The following selected per unit data is computed on the basis of an accumulation unit outstanding at December 31 except as noted (ratio of expenses and total return are of the underlying funds):



                                             2000         1999         1998         1997        1996
SUMMIT MUTUAL FUNDS, INC.

ZENITH SUBACCOUNT
Accumulation unit value-class 1                 50.18        41.72        41.40        49.53        41.68
Number of accumulation units outstanding,
    end of period-class 1                  962,487.57 1,334,722.37 2,575,126.63 2,907,000.69 2,723,705.33
Accumulation unit value-class 2              11.42(7)
Number of accumulation units outstanding,
    end of period-class 2                    1,604.20
Payout unit value-class 1                       50.18        41.72        41.40        49.53        41.68
Number of payout units outstanding,
    end of period-class 1                    6,765.62     7,689.05     8,295.16     8,951.59     9,142.02
Ratio of expenses to average net assets         0.73%        0.69%        0.62%        0.62%        0.64%
Total return                                   21.79%        2.05%      -15.31%       20.56%       24.52%

BALANCED INDEX SUBACCOUNT
Accumulation unit value-class 1                 10.18     10.44(1)
Number of accumulation units outstanding,
    end of period-class 1                1,363,063.15 1,590,562.40
Accumulation unit value-class 2               9.67(7)
Number of accumulation units outstanding,
    end of period-class 2                   10,426.19
Ratio of expenses to average net assets         0.60%        0.47%
Total return                                   -1.28%        5.31%

BOND SUBACCOUNT
Accumulation unit value-class 1                 30.05        28.33        29.00        27.58        25.21
Number of accumulation units outstanding,
    end of period-class 1                  722,401.66   840,551.83 1,011,679.98   766,722.29   672,511.33
Accumulation unit value-class 2              10.41(7)
Number of accumulation units outstanding,
    end of period-class 2                   22,865.49
Ratio of expenses to average net assets         0.61%        0.60%        0.58%        0.60%        0.62%
Total return                                    7.40%       -1.11%        6.52%       11.02%        7.19%

S&P 500 INDEX SUBACCOUNT
Accumulation unit value-class 1                 20.12        22.47        18.88        14.88        11.37
Number of accumulation units outstanding,
    end of period-class 1                4,914,336.16 4,969,188.25 3,469,857.07 2,041,455.30   869,681.47
Accumulation unit value-class 2               9.05(7)
Number of accumulation units outstanding,
    end of period-class 2                   33,307.20
Ratio of expenses to average net assets         0.41%        0.39%        0.43%        0.50%        0.59%
Total return                                   -9.32%       20.52%       28.54%       32.72%       23.37%

S&P MIDCAP 400 INDEX SUBACCOUNT
Accumulation unit value-class 1                 12.62     11.02(3)
Number of accumulation units outstanding,
    end of period-class 1                  706,110.86   264,810.05
Accumulation unit valueclass 2               10.65(7)
Number of accumulation units outstanding,
   end of period-class 2                    33,010.42
Ratio of expenses to average net assets         0.60%        0.60%
Total return                                   15.99%       11.14%

RUSSELL 2000 SMALL CAP INDEX SUBACCOUNT
Accumulation unit value-class 1                9.54(6)
Number of accumulation units outstanding,
    end of period-class 1                   122,306.23
Accumulation unit value-class 2                9.36(7)
Number of accumulation units outstanding,
    end of period-class 2                   10,305.68
Ratio of expenses to average net assets         0.74%
Total return                                    0.39%

NASDAQ-100 INDEX SUBACCOUNT
Accumulation unit value-class 1               6.15(6)
Number of accumulation units outstanding,
    end of period-class 1                  342,818.37
Accumulation unit value-class 2               6.17(7)
Number of accumulation units outstanding,
   end of period-class 2                    24,942.50
Ratio of expenses to average net assets         0.64%
Total return                                  -33.30%


                                             2000         1999         1998         1997
1996
SCUDDER VARIABLE LIFE INVESTMENT FUND

MONEY MARKET SUBACCOUNT
Accumulation unit value-class 1                 18.80       17.92        17.28       16.63  16.03
Number of accumulation units outstanding,
    end of period-class 1                1,050,647.43   695,976.35  489,587.90  433,295.76
477,679.12
Accumulation unit value-class 2              10.24(7)
Number of accumulation units outstanding,
    end of period-class 2                  114,460.29
Ratio of expenses to average net assets         0.46%        0.43%        0.44%        0.46%
   0.46%
Total return                                    6.21%        4.99%        5.29%        5.25%
   5.09%

CAPITAL GROWTH SUBACCOUNT
Accumulation unit value-class 1                 32.96        37.04        27.73        22.80
   17.04
Number of accumulation units outstanding,
    end of period-class 1                 2,478,522.83 2,505,505.04 2,278,984.71 1,896,319.89
1,593,634.26
Accumulation unit value-class 2               8.65(7)
Number of accumulation units outstanding,
    end of period-class 2                   17,322.01
Ratio of expenses to average net assets         0.49%        0.49%        0.50%        0.51%
   0.53%
Total return                                   -9.90%       35.23%       23.23%       35.76%
  20.13%

INTERNATIONAL SUBACCOUNT
Accumulation unit value-class 1                 23.82  30.80  20.18  17.26  16.05
Number of accumulation units outstanding,
    end of period-class 1                1,741,435.14 1,683,640.01 1,695,186.53 1,669,242.06
1,564,590.89
Accumulation unit value-class 2               8.72(7)
Number of accumulation units outstanding,
    end of period-class 2                   30,783.47
Ratio of expenses to average net assets         0.96%        1.03%        1.04%        1.00%
   1.05%
Total return                                  -21.70%       54.51%       18.49%        9.07%
  14.78%


AIM VARIABLE INSURANCE FUND, INC.

CAPITAL APPRECIATION SUBACCOUNT
Accumulation unit value-class 1                 12.27     13.95(5)
Number of accumulation units outstanding,
    end of period-class 1                1,124,278.38   610,329.61
Accumulation unit value-class 2               8.17(7)
Number of accumulation units outstanding,
    end of period-class 2                   36,621.93
Ratio of expenses to average net assets         0.82%        0.73%
Total return                                  -10.91%       44.61%

GROWTH SUBACCOUNT
Accumulation unit value-class 1               7.43(6)
Number of accumulation units outstanding,
    end of period-class 1                  117,889.63
Accumulation unit value-class 2               7.52(7)
Number of accumulation units outstanding,
    end of period-class 2                   15,626.21
Ratio of expenses to average net assets         0.83%
Total return                                  -20.49%


MFS VARIABLE INSURANCE TRUST
GROWTH WITH INCOME SUBACCOUNT
Accumulation unit value-class 1                 18.22  18.48  17.53  14.52  11.35
Number of accumulation units outstanding,
    end of period-class 1                2,253,751.42 2,643,371.91 1,960,448.36 1,002,704.64
425,068.19
Accumulation unit value-class 2               9.86(7)
Number of accumulation units outstanding,
    end of period-class 2                   14,023.74
Ratio of expenses to average net assets         0.87%        0.88%        0.95%        1.00%
   1.01%
Total return                                   -0.15%        6.69%       22.32%       29.78%
  24.46%

HIGH INCOME SUBACCOUNT
Accumulation unit value-class 1                 11.60        12.58        11.96        12.14
   10.84
Number of accumulation units outstanding,
    end of period-class 1                  546,223.20   569,103.74   442,315.26   269,397.73
108,772.82
Accumulation unit value-class 2               9.24(7)
Number of accumulation units outstanding,
    end of period-class 2                   15,706.22
Ratio of expenses to average net assets         0.95%        1.01%        1.03%        1.01%
   1.01%
Total return                                   -6.67%        6.44%       -0.18%       13.52%
  11.80%



                                             2000         1999         1998         1997
1996
MFS VARIABLE INSURANCE TRUST

EMERGING GROWTH SUBACCOUNT
Accumulation unit value-class 1                 22.77        28.68        16.43     12.41(4)
Number of accumulation units outstanding,
    end of period-class 1                2,203,282.42 1,778,952.12   855,017.91   224,192.63
Accumulation unit value-class 2               8.17(7)
Number of accumulation units outstanding,
    end of period-class 2                   39,041.93
Ratio of expenses to average net assets         0.85%        0.84%        0.85%        0.90%
Total return                                  -19.61%       76.71%       34.16%       21.90%

TOTAL RETURN SUBACCOUNT
Accumulation unit value-class 1                 11.19      9.76(3)
Number of accumulation units outstanding,
    end of period-class 1                  196,353.21   141,613.20
Accumulation unit value-class 2              11.22(7)
Number of accumulation units outstanding,
    end of period-class 2                    3,736.22
Ratio of expenses to average net assets         0.90%        0.90%
Total return                                   16.02%        3.08%

NEW DISCOVERY SUBACCOUNT
Accumulation unit value-class 1               9.55(6)
Number of accumulation units outstanding,
    end of period-class 1                  108,256.86
Accumulation unit value-class 2               8.98(7)
Number of accumulation units outstanding,
    end of period-class 2                   20,703.88
Ratio of expenses to average net assets         1.08%
Total return                                   -1.99%


AMERICAN CENTURY
VARIABLE PORTFOLIOS, INC.

INCOME & GROWTH SUBACCOUNT
Accumulation unit value-class 1               9.03(6)
Number of accumulation units outstanding,
    end of period-class 1                   37,261.30
Accumulation unit value-class 2               9.20(7)
Number of accumulation units outstanding,
    end of period-class 2                        0.00
Ratio of expenses to average net assets         0.70%
Total return                                  -10.62%

VALUE SUBACCOUNT
Accumulation unit value-class 1              12.03(6)
Number of accumulation units outstanding,
    end of period-class 1                   35,931.34
Accumulation unit value-class 2              12.22(7)
Number of accumulation units outstanding,
    end of period-class 2                    6,794.36
Ratio of expenses to average net assets         1.00%
Total return                                   18.14%


OPPENHEIMER VARIABLE ACCOUNT FUND

MAIN STREET GROWTH & INCOME SUBACCOUNT
Accumulation unit value-class 1               9.06(6)
Number of accumulation units outstanding,
    end of period-class 1                  107,666.90
Accumulation unit value-class 2               9.04(7)
Number of accumulation units outstanding,
    end of period-class 2                   27,100.36
Ratio of expenses to average net assets         0.73%
Total return                                   -8.78%

GLOBAL SECURITIES SUBACCOUNT
Accumulation unit value-class 1               9.62(6)
Number of accumulation units outstanding,
    end of period-class 1                   47,115.03
Accumulation unit value-class 2               9.42(7)
Number of accumulation units outstanding,
    end of period-class 2                    4,487.95
Ratio of expenses to average net assets         0.68%
Total return                                    5.09%



                                             2000         1999         1998         1997
1996
TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST

INTERNATIONAL SECURITIES SUBACCOUNT
Accumulation unit value-class 1                 13.76        14.27        11.73     10.89(4)
Number of accumulation units outstanding,
    end of period-class 1                  515,425.04   516,736.13   466,879.96   266,656.62
Accumulation unit value-class 2               9.65(7)
Number of accumulation units outstanding,
   end of period-class 2                     3,300.21
Ratio of expenses to average net assets         1.12%        1.10%        1.11%        1.13%
Total return                                   -2.38%       23.23%        9.08%        9.46%

NEUBERGER BERMAN
ADVISERS MANAGEMENT TRUST

GUARDIAN SUBACCOUNT
Accumulation unit value-class 1               9.60(6)
Number of accumulation units outstanding,
    end of period-class 1                   47,444.32
Accumulation unit value-class 2               9.68(7)
Number of accumulation units outstanding,
    end of period-class 2                    1,892.58
Ratio of expenses to average net assets         1.00%
Total return                                    1.13%


(1) Commencement of operations was May 3, 1999, with a beginning accumulation unit value of $10.00. Assets of Carillon Capital subaccount were transfered to the Summit Mutual Funds, Inc.'s Balanced Index Subaccount (formerly Carillon Balanced Index subaccount) on
    October 29, 1999.
(2) Commencement of operations was May 1, 1996, with a beginning accumulation unit value of $10.00.
(3) Commencement of operations was May 3, 1999, with a beginning accumulation unit value of $10.00.
(4) Commencement of operations was May 1, 1997, with a beginning accumulation unit value of $10.00.
(5) Commencement of operations was May 3, 1999, with a beginning accumulation unit value of $10.00. Assets of American
    Century Capital Appreciation subaccount were transferred to the AIM Capital Appreciation subaccount on October 29, 1999.
(6) Commencement of operations was May 1, 2000, with a beginning accumulation unit value of $10.00.
(7) Commencement of operations was July 3, 2000, with a beginning accumulation unit value of $10.00.

               Consolidated Financial Statements

                   The Union Central Life
              Insurance Company and Subsidiaries

            Years ended December 31, 2000 and 1999
              with Report of Independent Auditors

    THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED FINANCIAL STATEMENTS



             Years ended December 31, 2000 and 1999



                            CONTENTS
                                                         Page


Report of Independent Auditors........................... 1

Consolidated Balance Sheets.............................. 2

Consolidated Statements of Income........................ 3

Consolidated Statements of Equity........................ 4

Consolidated Statements of Cash Flows.................... 5

Notes to Consolidated Financial Statements............... 6

                Report of Independent Auditors

To the Board of Directors of
The Union Central Life Insurance Company

We have audited the accompanying consolidated balance sheets of The Union Central Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the related consolidated statements of income, equity, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion. In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Union Central Life Insurance Company and subsidiaries at December 31, 2000, and 1999, and the consolidated results of their operations and their cash flows for the years then ended in conformity with accounting principles generally accepted in the United States.

Ernst & Young
March 12, 2001

    THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                 CONSOLIDATED BALANCE SHEETS
                        (in thousands)

                                                                 December 31,
                                                           ----------------------
                                                              2000         1999
                                                           ----------   ----------
ASSETS
Investments:
 Fixed maturities available-for-sale at fair value
   (amortized cost:
   2000 - $2,587,922 and 1999 - $2,526,023)                $2,530,040   $2,407,439
 Equity securities available-for-sale at fair value
   (cost: 2000 - $135,078 and 1999 - $82,269)                 111,435       70,539
 Cash and short-term investments                               (1,334)       1,892
 Other invested assets                                         31,413       42,666
 Mortgage loans                                               710,278      726,753
 Real estate                                                   29,630       42,509
 Policy loans                                                 147,308      150,703
                                                           ----------    ---------
   Total investments                                        3,558,770    3,442,501
                                                           ----------    ---------
Accrued investment income                                      44,502       42,963
Deferred policy acquisition costs                             421,993      432,401
Property, plant and equipment, at cost, less accumulated
  depreciation (2000 - $53,497 and 1999 - $46,507)             36,065       33,154
Federal income tax recoverable                                    697        5,720
Deferred federal income tax asset                                  --        5,877
Other assets                                                  140,763      154,151
Separate account assets                                     1,784,702    1,919,566
                                                           ----------    ---------
   Total assets                                            $5,987,492   $6,036,333
                                                           ----------   ----------
LIABILITIES AND EQUITY
Policy liabilities:
   Future policy benefits                                  $3,267,207    $3,210,466
   Deposit funds                                               94,649       101,187
   Policy and contract claims                                  35,296       31,163
   Policyholders' dividends                                    11,632       12,275
                                                           ----------   ----------
    Total policy liabilities                                3,408,784    3,355,091
Deferred revenue                                               92,384      101,477
Other liabilities                                              76,603       88,812
Deferred federal income tax liability                           4,462           --
Surplus notes payable                                          49,776       49,767
Separate account liabilities                                1,781,713    1,916,954
                                                           ----------   ----------
   Total liabilities                                        5,413,722    5,512,101
                                                           ----------   ----------
EQUITY
Policyholders' equity                                         615,533      593,349
Accumulated other comprehensive loss                          (41,763)     (69,117)
                                                           ----------   ----------
   Total equity                                               573,770      524,232
                                                           ----------   ----------
   Total liabilities and equity                            $5,987,492   $6,036,333
                                                           ==========   ==========

The accompanying notes are an integral part of the financial statements.

   THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
               CONSOLIDATED STATEMENTS OF INCOME
                         (in thousands)

                                                                  December 31,
                                                                2000        1999
                                                              --------    --------
REVENUE
Insurance revenue:
  Traditional insurance premiums                              $143,348    $149,343
  Universal life policy charges                                 60,952      61,907
  Annuities                                                     46,760      43,540
Net investment income                                          260,372     277,382
Net realized losses on investments                             (13,074)    (20,256)
Other                                                           17,628      17,665
                                                              --------    --------
  Total revenue                                                515,986     529,581

BENEFITS AND EXPENSES
Benefits                                                       167,532     168,288
Increase (decrease) in reserves for future policy benefits      (2,339)      7,307
Interest expense:
  Universal life                                                59,224      55,643
  Investment products                                           79,994      82,107
Underwriting, acquisition and insurance expense                159,540     146,052
Policyholders' dividends                                        16,108      16,225
Impairment loss on subsidiary                                       --       5,689
                                                              --------    --------
  Total benefits and expenses                                  480,059     481,311
                                                              --------    --------

Income before federal income tax expense                        35,927      48,270
Federal income tax expense                                      13,743      26,816
                                                              --------    --------
Net Income                                                    $ 22,184    $ 21,454
                                                              ========   ========

The accompanying notes are an integral part of the financial statements.

   THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
             CONSOLIDATED STATEMENTS OF EQUITY
                       (in thousands)


                                           Accumulated
                                              Other
                                          Comprehensive   Policyholders'
                                          Income (Loss)       Equity           Total
                                            --------         --------        --------
Balance at January 1, 1999                  $(5,424)         $571,895        $566,471
 Net income                                                    21,454          21,454
  Unrealized losses on securities,
  net of tax and reclassification
   adjustment                               (62,358)                          (62,358)
  Minimum pension liability
   adjustment                                (1,335)                           (1,335)

Comprehensive loss                                                            (42,239)
                                            --------         --------        --------
Balance at December 31, 1999                $(69,117)        $593,349        $524,232
                                            ========         ========        ========

   Net income                                                  22,184          22,184
  Unrealized gains on securities,
  net of tax and reclassification
    adjustment                                22,478                           22,478
   Minimum pension liability
    adjustment                                 4,876                            4,876
                                            --------         --------        --------
Comprehensive income                                                           49,538
                                            --------         --------        --------
Balance at December 31, 2000                $(41,763)        $615,533        $573,770
                                            ========         ========        ========

The accompanying notes are an integral part of the financial statements.

   THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
            CONSOLIDATED STATEMENTS OF CASH FLOWS
                        (in thousands)

                                                                 Year ended December 31
                                                                  2000            1999
OPERATING ACTIVITIES
  Net income                                                     22,184       $  21,454
  Adjustments to net income not affecting cash:
    Impairment loss on subsidiary                                    --           5,689
    Interest credited to interest sensitive products             79,994          82,107
    Interest credited to universal life policies                 59,224          55,643
    Accrual of discounts on investments, net                        482             940
    Net realized losses on investments                           13,074          20,256
    Depreciation                                                  8,163           4,750
    Amortization of deferred policy acquisition costs            46,925          21,910
    Amortization of deferred revenue                            (11,935)         (3,900)
    Deferred federal income tax expense (benefit)                (4,374)         11,916
  Change in operating assets and liabilities:
    Accrued investment income                                    (1,539)         (1,742)
    Policy cost deferred                                        (50,722)        (60,779)
    Revenue deferred                                              2,841           3,555
    Policy liabilities                                          (59,256)        (28,944)
    Other liabilities                                            (7,071)        (26,963)
    Other items, net                                                243          13,005
                                                             ----------       ---------
    Cash Provided by Operating Activities                        98,233         118,897
                                                             ---------       ---------
NVESTING ACTIVITIES
  Costs of investments acquired                              (2,339,827)     (2,612,555)
  Proceeds from sale, maturity or repayment of investments    2,271,058       2,413,784
  Decrease in policy loans                                        3,395           3,409
  Purchases of property and equipment, net                      (10,459)        (11,598)
                                                             ----------       ---------
    Cash Used in Investing Activities                           (75,833)       (206,960)
                                                             ----------       ---------
FINANCING ACTIVITIES
  Receipts from universal life and investment contracts         667,015         695,971
  Withdrawals from universal life and investment contracts     (692,641)       (663,392)
                                                             ----------       ---------
    Cash Provided by (used in) Financing Activities             (25,626)         32,579
                                                             ----------       ---------
  Decrease in cash and short term investments                    (3,226)        (55,484)
                                                             ----------       ---------
  Cash and short term investments at beginning of year            1,892          57,376
                                                             ----------       ---------
  Cash and short term investments at end of year              $  (1,334)      $   1,892
                                                              =========       =========
Supplemental disclosure of cash flow information:
  Cash paid during the year for federal income taxes          $  12,990       $  13,680

  Cash paid during the year for interest on surplus notes     $   4,100       $   4,100


The accompanying notes are an integral part of the financial statements.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Organization
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (GAAP) and include the accounts of The Union Central Life Insurance Company (Union Central) and the following subsidiaries: Summit Investment Partners, Inc. (formerly Carillon Advisors, Inc), wholly-owned, a registered investment advisor; Carillon Investments, Inc., wholly-owned, a registered broker-dealer that offers investment products and related services through its registered representatives; Payday of America, LLC, wholly-owned, a payroll company; and Family Enterprise Institute, Inc., wholly-owned, a national membership organization for family business owners. The consolidated company will be referred to as "the Company". At January 1, 1999, the consolidated company included the Manhattan Life Insurance Company (MLIC). In accordance with the impairment loss recognized on MLIC in 1999 and the subsequent sale of MLIC in 2000 (see discussion below), MLIC was not included in the consolidated company at December 31, 1999 or 2000. All significant intercompany accounts and transactions have been eliminated in the accompanying consolidated financial statements. Union Central also has the following unconsolidated investment affiliates: Summit Mutual Funds, Inc. (formerly Carillon Fund, Inc.), a registered investment company and Summit Investment Trust, a registered investment company. (See Note 2 for further detail of the Company's investments in Summit Mutual Funds, Inc. and Summit Investment Trust.) In 1999, the Company formally dissolved the Carillon Investment Trust, a registered investment company, and withdrew its entire investment in the Carillon Capital Fund, the sole mutual fund that was offered through the Carillon Investment Trust.
The Company provides a wide spectrum of financial products and related services for the benefit of individual, group and pension policyholders. Such products and services include insurance to provide for financial needs resulting from loss of life or income and management of funds accumulated for preretirement and retirement needs.
The Company is licensed to do business in all 50 states of the
United States.
The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.
On May 27, 1999, the Company entered into a definitive agreement to sell all of the Company's guarantee capital shares in MLIC to the Connecticut Reassurance Corporation (CRC) for $27,250,000.
On January 26, 2000, the New York Insurance Department approved the sale of MLIC to CRC, and on February 2, 2000, the sale was completed. Because the proceeds from the sale of MLIC to CRC were less than the net assets of MLIC, an impairment loss was recognized in 1999 ($5,689,000 loss before federal income tax expense of $5,621,000). The $5,689,000 pre-tax loss is presented in "Impairment loss on subsidiary" in the Statements of Income, and the federal income tax expense of $5,621,000 recognized on the impairment was included in "Federal income tax expense" in the Statements of Income. As the purchase price of $27,250,000 was received subsequent to December 31, 1999, it was recorded as a receivable in "Other assets" in the Balance Sheets at December
31, 1999.   Also, the impairment loss on MLIC included the write-
off of unamortized goodwill of $2,200,000 recorded by Union Central related to expenses Union Central incurred in becoming the sole shareholder in MLIC. As of December 31, 1999, MLIC reported assets of $431,425,000, liabilities of $387,585,000, policyholders' equity of $14,884,000 and shareholders' equity of $28,956,000. MLIC reported revenue of $54,732,000 and expenses of $64,176,000 for the year ended December 31, 1999. MLIC reported policyholders' share of net loss of $10,938,000 and shareholders' share of net income of $101,000 for the year ended December 31, 1999.

During the third quarter of 1999, the Company entered into an agreement with Swiss Re to reinsure Swiss Re's entire group operations (formally Royal Maccabees and Royal Life). The block was reinsured on a 100% coinsurance basis with an effective date of January 1, 1999. As part of the agreement, the Company paid an allowance of $13,400,000 to Swiss Re, which was capitalized in "Deferred Policy Acquisition Costs" in the Consolidated Balance Sheets.

During the third quarter of 1999, the Company acquired Payday of America, LLC for $1,600,000.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

During 2000 and 1999, respectively, the Company recognized realized gains of $78,000 and $5,040,000 that were recorded in "Net realized losses on investments" in the Consolidated Statements of Income resulting from sales of mortgage loans to third parties. The realized gains were computed in accordance with Financial Accounting Standards No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" (FAS 125) and represented the present value of compensation related to the mortgage loan sales that Union Central will receive over the life of the mortgage loans sold. Also, at December 31, 2000 and 1999, respectively, an interest-only strip asset of $3,484,000 and $4,354,000 was recorded in "Other assets" in the Consolidated Balance Sheets. Amortization expense of $947,000 and $684,000 was recorded in "Net investment income" in the Consolidated Statements of Income for the years ended December 31, 2000 and 1999, respectively.
The Company adopted Financial Accounting Standards No. 133 "Accounting for Derivatives and Hedging Activities" (FAS 133) on January 1, 2001. FAS 133 establishes accounting and reporting standards for derivatives, including certain derivatives embedded in other contracts, and for hedging activities. FAS 133 requires that an entity recognize all derivatives in the financial statements at their fair value. The impact of the adoption of FAS 133 to the Company was immaterial.
Investments
Fixed maturity and equity securities classified as available-for-sale are carried at fair value with net unrealized gains and losses reported as a separate component of equity.

Other investments are reported on the following bases:

     > Mortgage loans on real estate are carried at their aggregate unpaid balance less unamortized discount and less an allowance for possible losses.

     > Real estate acquired through foreclosure is carried at the lower of cost or its net realizable value.

     > Policy loans are reported at unpaid balances.

     > Cash and short-term investments presented on the Consolidated Balance Sheets consist of cash-in-bank, cash-in-transit and commercial paper that has a maturity date of 90 days or less from the date acquired.

The Company's carrying value of investments in limited partnerships are adjusted to reflect the GAAP earnings of the investments underlying the limited partnership portfolios.
During 1999, the Company declared two of its hedge fund limited partnerships permanently impaired and recorded a realized loss of $15,800,000.

The fair values of fixed maturity and equity securities represent quoted market values from published sources or calculated market values using the "yield method" if no quoted market values are obtainable.

Realized gains and losses on sales of investments are recognized on a first-in, first-out basis. Declines in the value of investments judged to be other-than-temporary are recognized on a specific identification basis.

Interest is not accrued on mortgage loans or bonds for which principal or interest payments are determined to be uncollectible.

The Company purchases call options to hedge insurance contracts whose credited interest is linked to returns in Standard & Poor's 500 Stock Index (Index) based on a formula which applies participation rates to the returns in the Index. Call options are contracts which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period. The Company holds call options which expire quarterly until December 31, 2001. The Company paid initial fees (the option premium) to enter the option contracts. The Index call options give the Company the right to receive cash at settlement if the closing Index value is above the strike price.
 These proceeds do not result in income to the Company because the hedged insurance contracts would be credited interest for an equivalent amount.

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to the call options. To minimize this risk, the Company only enters into private options contracts with counterparties having Standard & Poor's credit

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

ratings of AA- or above or listed contracts guaranteed by the Chicago Board Options Exchange. The credit exposure is limited to the value of the call options at a particular point in time.

The call options were carried at their fair value of $2,488,000 at December 31, 2000, and were reflected in "Other invested assets" in the Consolidated Balance Sheets. The liabilities for the hedged insurance contracts were adjusted based on the returns in Standard & Poor's 500 Stock Index, and were reflected in "Deposit funds" in the Consolidated Balance Sheets.

The Company enters into one-month swap agreements with Deutsche Bank to hedge the change in value of a portion of its investments in the Summit Pinnacle and Apex series Nasdaq-100 and Russell 2000 mutual funds. (See Note 2 for further detail of the Company's investments in these funds.) The notional amount of the swap agreements is set based on the amount of the Company's investments in the Summit Nasdaq-100 and Russell 2000 mutual funds that it determines to hedge. Under the swap agreements, the Company pays or receives the total return of the Nasdaq-100 and Russell 2000 indexes during the term of the swap agreements, and receives interest income on the notional amount of the swap agreements that approximates prevailing short-term rates. Upon termination of the swap agreements, the return paid or received based on the return of the Nasdaq-100 and Russell 2000 indexes is recorded through surplus as an unrealized gain or loss and the cost basis of the hedged Summit mutual funds is adjusted. The Company records the change in value of its investments in the hedged Summit mutual funds through surplus as an unrealized gain or loss. The interest revenue resulting from the swap agreements is not part of the hedging relationship, and is recorded directly to "Net investment income" in the Consolidated Statements of Income.

In 2000, the swap agreements offset unrealized losses of $6,569,000 and realized losses of $1,229,000 that the Company incurred in the hedged Summit mutual funds. Interest income based on the notional value of the swap agreements of $1,625,000 was received in 2000.

Deferred Policy Acquisition Costs

The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable agency expenses have been deferred.
Deferred policy acquisition costs are amortized consistent with the methods described in "Policy Liabilities, Revenues, Benefits and Expenses". Amortization of deferred policy acquisition costs totalled $46,925,000 and $21,910,000 for the years ended December 31, 2000 and 1999, respectively, and were included in "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains on available-for-sale securities. Adjustments increasing deferred policy acquisition costs related to unrealized losses totalled $23,167,000 and $37,373,000 at 2000 and 1999, respectively.

In 2000 and 1999, the Company revised its estimates of future gross profits, and as a result amortization of deferred policy acquisition costs included in "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income (increased) decreased ($7,900,000) and $12,022,000 for the years ended 2000 and 1999, respectively.

Property, Plant and Equipment

Property, plant and equipment is valued at historical cost less accumulated depreciation in the Consolidated Balance Sheets. It consists primarily of Union Central's home office, capital leases for furniture and equipment, furniture and fixtures and electronic data processing equipment.

Depreciation is computed with the straight-line method over the estimated useful lives of the respective assets, not to exceed 10 years for office furniture and 5 years for electronic data processing equipment. Depreciation is computed for leasehold improvements with the straight-line method over the shorter of the remaining lease term or useful life of the improvements.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

Capitalization of Software Costs

In 1999, the Company adopted Statement of Position 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use" (SOP 98-1). SOP 98-1 requires that certain software costs be capitalized and subsequently amortized over the software's estimated useful life. Software development costs of $5,896,000 and $5,669,000 were capitalized in 2000 and 1999, respectively. Amortization expense of $1,738,000 was recorded to "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income in 2000.

Deposit Funds

The liability for deposit funds is generally established at the policyholders' accumulated cash values plus amounts provided for guaranteed interest.

Policy Claims

Policy claim reserves represent the estimated ultimate net cost of all reported and unreported claims incurred. In addition, a claim adjustment expense reserve is held to account for the expenses associated with administering these claims. The reserves for unpaid claims are estimated using individual case basis valuations and statistical analyses. The claim adjustment expense reserve is estimated using statistical analyses. These estimates are subject to the effects of trends in claim severity and frequency. Although some variability is inherent in such estimates, management believes that the reserves for claims and claim related expenses are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known and such adjustments are included in current operations.

Dividends to Policyholders

The Company's dividend liability is the amount estimated to have accrued to policyholders' as of each year end.

Separate Accounts

Separate account assets and liabilities reported in the accompanying financial statements (excluding seed money provided by the Company) represent funds that are separately administered for the individual annuity, group annuity and variable universal life lines of business, and for which the contract holders rather than the Company bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Separate account investments are carried at market value. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements. Union Central derives certain fees for maintaining and managing the separate accounts, but bears no investment risk on these assets, except to the extent that it participates in a particular separate account.

Policy Liabilities, Revenues, Benefits and Expenses

Traditional Insurance Products

Traditional insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, term insurance policies and disability income policies. Premiums for traditional products are recognized as revenue when due.

The liability for future policy benefits for participating traditional life is computed using a net level premium method and the guaranteed mortality and dividend fund interest. The mortality and interest assumptions are equivalent to statutory assumptions. The liabilities for future policy benefits and expenses for nonparticipating traditional life policies and disability income policies are generally computed using a net level premium method and assumptions for investment yields, morbidity, and withdrawals based principally on company experience projected at the time of policy issue, with provision for possible adverse deviations. Interest assumptions for participating traditional life reserves for all policies ranged from 2.3% to 6.0% for the years ended 2000 and 1999.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

The costs of acquiring new traditional business, principally commissions, certain policy issue and underwriting expenses (such as medical examination and inspection report fees) and certain agency expenses, all of which vary with and are primarily related to the production of new and renewal business, are deferred to the extent that such costs are deemed recoverable through future gross premiums. Such non-participating deferred acquisition costs are amortized over the anticipated premium paying period of the related policies, generally not to exceed the premium paying lifetime of the policies using assumptions consistent with those used to develop policy benefit reserves. For participating life insurance products, deferred policy acquisition costs are amortized in proportion to estimated gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, policyholder dividends, and the increase in reserves for future policy benefits. The future investment yields are assumed to range from 7.8% to 8.3% and from 7.1% to 8.9% for the years ended 2000 and 1999, respectively. Changes in dividend payouts are assumed with changes in yields.

Universal Life and Other Interest Sensitive Products

Interest sensitive products include universal life, single premium whole life and annuity products. They are distinguished by the existence of a separately definable fund that is credited with interest and from which any policy charges are taken. Revenues for these products consist of policy charges for the cost of insurance, policy administration charges, and surrender charges that have been assessed against policyholder account balances during the period.

Benefit reserves for universal life and other interest sensitive products are computed in accordance with the retrospective deposit method and represent policy account balances before applicable surrender charges. Policy benefits that are charged to expense include benefit claims incurred in the period in excess of related policy account balances and interest credited to account balances. Interest crediting rates ranged from 4.5% to 7.2% and from 4.5% to 8.2% for the years ended 2000 and 1999, respectively.

The cost of acquiring universal life and other interest sensitive products, principally commissions, certain policy issue and underwriting expenses (such as medical examination and inspection report fees) and certain agency expenses, all of which vary with and are primarily related to the production of new and renewal business, are deferred to the extent that such costs are deemed recoverable through future estimated gross profits. Acquisition costs for universal life and other interest sensitive products are amortized over the life of the policies in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits (including the impact of investment gains and losses) to be realized from a group of products are revised.

Amounts assessed policyholders that represent revenue for services to be provided in future periods are reported as unearned revenue and recognized in income over the life of the policies, using the same assumptions and factors as are used to amortize deferred acquisition costs. These charges consist of policy fees and premium loads that are larger in the initial policy years than they are in the later policy years. Amortization of unearned revenue totalled $11,935,000 and $3,900,000 for the years ended December 31, 2000 and 1999, respectively, and was included in "Universal life policy charges" in the Consolidated Statements of Income.

In 2000 and 1999, the Company revised its estimates of future gross profits, and as a result amortization of unearned revenue included in "Universal life policy charges" in the Consolidated Statements of Income was increased by $3,000,000 and $1,000,000 for the years ended 2000 and 1999, respectively.

Group Products

Group products consist primarily of group life insurance, and group long and short term disability income products. Premiums for group insurance products are recognized as revenue when due.


The liabilities for future policy benefits and expenses for group life and disability income products are computed using statutory methods and assumptions, which approximate net level premium reserves using assumptions for investment yields, mortality, and withdrawals based principally on company experience projected at

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

the time of policy issue, with provisions for possible adverse deviations. Interest assumptions are based on assumed investment yields that ranged from 7.5% to 8.3% for the years ended 2000 and 1999.

The costs of acquiring new group life and disability income business, principally commissions, certain policy issue and underwriting expenses (such as medical examination and inspection report fees) and certain agency expenses, all of which vary with and are primarily related to the production of new and renewal business, are deferred to the extent that such costs are deemed recoverable through future gross premiums. Such deferred acquisition costs are amortized over the anticipated premium paying period of the related policies, generally not to exceed ten years.

Pension Products

Pension products include deferred annuities and payout annuities.
 Revenues for the deferred annuity products consist of investment income on policy funds, mortality and expense charges, contract administration fees, and surrender charges that have been assessed against policyholder account balances. Expenses for deferred annuity products include the interest credited on policy funds and expenses incurred in the administration and maintenance of the contracts. For payout annuities, premiums are recognized as revenue when due while expenses exclude the interest credited on policy funds.

Benefit reserves for the deferred annuity contracts represent the policy account balances before applicable surrender charges. Interest assumptions on payout annuities are based on assumed investment yields that ranged from 2.0% to 8.0% for the years ended 2000 and 1999.

Commissions and other related costs of acquiring annuity contracts that vary with and are primarily related to the production of new and renewal business are deferred to the extent that such costs are deemed recoverable through future estimated gross profits. Acquisition costs are amortized over the life of the contracts in direct proportion to the present value of expected gross profits from surrender charges and investment and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits (including the impact of investment gains or losses) to be realized on a group of contracts are revised.

Reinsurance

Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums and benefits are reported net of reinsured amounts.

Federal Income Taxes

The Company accounts for income taxes using the liability method for financial accounting and reporting of income taxes. Under this method, deferred income taxes are recognized for the tax consequences of "temporary differences" by applying the applicable tax rate to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

NOTE 2 - INVESTMENTS

Available-for-sale securities are summarized as follows:

                                             Cost or      Gross       Gross
                                            Amortized  Unrealized   Unrealized      Fair
                                               Cost       Gains      (Losses)      Value
                                            ---------  ----------   ----------    -------
                                                           (in thousands)
December 31, 2000:
U.S. treasury securities and obligations
 of U.S. government corporations
 and agencies                                $  109,012   $ 1,426    $    (17)   $  110,421
Corporate securities and other                1,518,148    17,014     (54,660)    1,480,502
Mortgage-backed securities,
 collateralized mortgage obligations and
 other structured securities                    960,762    11,407     (33,052)      939,117
                                             ----------   -------   ---------    ----------
 Subtotal                                     2,587,922    29,847     (87,729)    2,530,040

Equity securities                               135,078       728     (24,371)      111,435
                                             ----------   -------   ---------    ----------
 Total                                       $2,723,000   $30,575   $(112,100)   $2,641,475
                                             ==========   =======   =========    ==========


                                             Cost or      Gross       Gross
                                            Amortized  Unrealized   Unrealized      Fair
                                               Cost       Gains      (Losses)      Value
                                            ---------  ----------   ----------    -------
                                                           (in thousands)
December 31, 1999:
U.S. treasury securities and obligations
 of U.S. government corporations
 and agencies                                $  109,655   $   291   $  (1,013)   $  108,933
Corporate securities and other                1,483,286     4,231     (69,868)    1,417,649
Mortgage-backed securities,
 collateralized mortgage obligations and
  other structured securities                   933,082     2,195     (54,420)      880,857
                                             ----------   -------   ---------    ----------
 Subtotal                                     2,526,023     6,717    (125,301)    2,407,439

Equity securities                                82,269       592     (12,322)       70,539
                                             ----------   -------   ---------    ----------
 Total                                       $2,608,292   $ 7,309   $(137,623)   $2,477,978
                                             ==========   =======   =========    ==========

Fixed maturity available-for-sale securities, at December 31, 2000, are summarized by stated maturity as follows:

                                                       Amortized             Fair
                                                         Cost               Value
                                                      ----------          ----------
                                                             (in thousands)
     Due in one year or less                          $      --           $       --
     Due after one year through five years              348,566              345,511
     Due after five years through ten years             681,955              656,919
     Due after ten years                                246,850              239,052
                                                      ----------          ----------
          Subtotal                                     1,277,371           1,241,482

     Mortgage-backed securities                          993,236             971,395
     Other securities with multiple repayment dates      317,315             317,163
                                                      ----------          ----------
          Total                                       $2,587,922          $2,530,040
                                                      ==========          ==========

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

Significant components of the unrealized gain (loss) on available-for-sale securities included in "Accumulated other comprehensive loss" in the accompanying Consolidated Balance
Sheets are as follows:

                                                             Year Ended December 31,
                                                               2000          1999
                                                                 (in thousands)
     Gross unrealized loss on available-
       for-sale securities                                   $(81,525)    $(130,314)
     Amortization of deferred policy acquisition costs         23,167        37,373
     Deferred tax asset                                        20,425        32,530
                                                             --------     ---------
     Net unrealized loss on available-
       for-sale securities                                   $(37,933)    $ (60,411)
                                                             ========     =========

See Note 9 for discussion of the methods and assumptions used by the Company in estimating the fair values of available-for-sale securities.

At December 31, 2000 and 1999, the Company held unrated or less-than-investment grade (investment grade is defined as "Baa3" and higher on Moody's ratings and "BBB" and higher on Standard and Poor's bond ratings) corporate bonds of $155,973,000 and $161,596,000. Those holdings amounted to 6.2% and 6.8%, respectively, of the Company's investments in fixed maturities and 2.6% and 2.7%, respectively, of the Company's total assets. The holdings of less-than-investment grade bonds are widely diversified and of satisfactory quality based on the Company's investment policies and credit standards.

At December 31, 2000 the Company held investments in eight mutual funds within Summit Mutual Funds, Inc.'s Apex and Pinnacle series. Mutual funds within the Apex series are offered to institutional and retail clients, while mutual funds within the Pinnacle series are offered exclusively to providers of variable insurance products. The Company also sponsored two mutual funds within Summit Investment Trust, Inc.: the Summit High Yield Fund, a high yield bond mutual fund and the Summit Emerging Markets Bond Fund, an emerging markets corporate and government bond fund.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

The investments within Summit Mutual Funds, Inc. and Summit
Investment Trust, Inc. were carried at fair value and included in "Equity securities available-for-sale at fair value" in the Consolidated Balance Sheets as follows:




                                              December 31, 2000     December 31, 1999
                                                  Fair Value            Fair Value
                                                           (in thousands)
Summit Mutual Funds, Inc.:
  Apex Series:
  Russell 2000 Small Cap Index Fund               $ 13,977              $    258
  Nasdaq-100 Index Fund                              3,635                   377
  Lehman Aggregate Bond Index Fund                  10,964                11,464
  Everest Fund                                          --                   377
  International EAFE Index Fund                        374                    --
  Total Social Impact Fund                             341                    --

  Pinnacle Series:
  Russell 2000 Small Cap Index Portfolio            14,723                    --
  Nasdaq-100 Index Portfolio                         6,001                    --
  S&P MidCap 400 Index Portfolio                     5,201                 5,620
                                                  --------               -------
                                                    55,216                18,096

Summit Investment Trust, Inc.:
  Summit High Yield Fund                            18,873                24,145
  Summit Emerging Markets Bond Fund                 19,303                23,337
                                                  --------               -------
                                                    38,176                47,482
                                                  --------               -------
  Total                                           $ 93,392              $ 65,578
                                                  ========              ========

Proceeds, gross realized gains, and gross realized losses from the sales and maturities of available-for-sale securities follows:
                                     Year Ended December 31,
                                       2000         1999
                                     --------     --------
                                         (in thousands)

        Proceeds                    $2,142,281    $2,220,492
        Gross realized gains             9,836        15,159
        Gross realized losses           13,621        42,898

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

A summary of the characteristics of the Company's mortgage portfolio (before deducting valuation reserves of $732,000 and $278,000 at December 31, 2000 and 1999, respectively) follows:

                                           December 31, 2000             December 31, 1999
                                        -----------------------      -----------------------
                                        Principal    Percent of       Principal    Percent of
                                         Balance     Principal         Balance     Principal
                                         -------     ---------        -------      ---------
                                                          (in thousands)
 Region
 New England and Mid-Atlantic           $ 54,502        7.7%          $ 46,176        6.4%
 South Atlantic                          119,954       16.9            119,900       16.5
 North Central                           135,725       19.1            157,812       21.7
 South Central                            73,565       10.3             76,796       10.6
 Mountain                                137,488       19.3            135,472       18.6
 Pacific                                 189,776       26.7            190,875       26.2
                                        --------      -----           --------      -----
          Total                         $711,010      100.0%          $727,031      100.0%
                                        ========      =====           ========      =====

 Property Type
 Apartment and residential              $ 65,166        9.2%          $ 75,584       10.4%
 Warehouses and industrial               143,551       20.2            141,597       19.5
 Retail and shopping center              244,895       34.4            262,606       36.1
 Office                                  206,648       29.1            202,130       27.8
 Other                                    50,750        7.1             45,114        6.2
                                        --------      -----           --------      -----
          Total                         $711,010      100.0%          $727,031      100.0%
                                        ========      =====           ========      =====

Real estate consists of investment real estate under lease and foreclosed real estate. The investment real estate under lease is depreciated over 40 years. The cost of the property totalled $18,845,000 and $18,782,000 at December 31, 2000 and 1999,
respectively, and accumulated depreciation totalled $5,827,000 and $5,391,000 at December 31, 2000 and 1999, respectively. The book value of foreclosed real estate was $16,612,000 and $29,118,000 at December 31, 2000 and 1999, respectively. The $12,506,000 decrease in foreclosed real estate in 2000 was primarily due to the sale of four properties.
NOTE 3 - REINSURANCE
In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks.
 Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. Reinsurance ceded is recorded in "Other assets" in the Consolidated Balance Sheets. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements.
Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers. No losses are anticipated, and, based on management's evaluation, there are no concentrations of credit risk at December 31, 2000 and 1999. The Company retains the risk for varying amounts of individual or group insurance written up to a maximum of $1,000,000 on any one life or $4,000 per month disability risk and reinsures the balance.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

Reinsurance transactions with other insurance companies for the years ended December 31, 2000 and 1999 are summarized as follows:

                                                      December 31, 2000
                                    -------------------------------------------------------
                                        Direct       Assumed      (Ceded)          Net
                                        ------       -------      -------          ---
                                                         (in thousands
Life insurance in force              $43,424,167    $149,923    $(7,048,875)    $36,525,215
                                     ===========    ========    ===========     ===========
Premiums and other
considerations:
  Traditional insurance premiums
    and universal life               $   230,033    $ 12,358    $   (38,091)    $   204,300
  Annuity                                 46,760          --             --          46,760
                                     -----------    --------    -----------     -----------
Total                                $   276,793    $ 12,358    $   (38,091)    $   251,060
                                     ===========    ========    ===========     ===========


                                                      December 31, 1999
                                     ------------------------------------------------------
                                        Direct       Assumed      (Ceded)          Net
                                        ------       -------      -------          ---
                                                         (in thousands)
Life insurance in force              $39,612,937    $142,772    $(6,303,368)    $33,452,341
                                     ===========    ========    ===========     ===========
Premiums and other
considerations:
  Traditional insurance premiums
    and universal life               $   197,859    $ 50,345    $   (36,954)    $   211,250
  Annuity                                 43,540          --             --          43,540
                                     -----------    --------    -----------     -----------
Total                                $   241,399    $ 50,345    $   (36,954)    $   254,790
                                     ===========    ========    ===========     ===========

Benefits paid or provided were reduced by $4,105,000 and $1,844,000 at December 31, 2000 and 1999, respectively, for estimated recoveries under reinsurance treaties.
The Company nor any of its related parties control, either directly or indirectly, any reinsurers in which the Company conducts business. No policies issued by the Company have been reinsured with a foreign company which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company has not entered into any reinsurance agreements in which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premiums or other similar credits.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

NOTE 4 - FEDERAL INCOME TAX
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax liabilities and assets are as follows :

                                                              December 31,
                                                              ------------
                                                           2000          1999
                                                         --------      --------
                                                              (in thousands)
Deferred tax liabilities:
     Deferred policy acquisition costs                   $141,252      $139,923
     Basis differences on bonds and mortgage loans             --         1,755
     Partnership income differences                            --         3,069
     Capitalization of software                             5,110         2,642
     Impairment loss on subsidiary                             --         5,621
     Other                                                  1,758         2,921
                                                         --------      --------
          Total deferred tax liabilities                  148,120       155,931
                                                         --------      --------
Deferred tax assets:
     Policyholders' dividends                                2,450        2,630
     Future policy benefits                                 76,232       79,098
     Basis differences on bonds and mortgage loans           2,685           --
     Premium - based DAC adjustment                         29,205       27,437
     Retirement plan accruals                                6,194       13,893
     Partnership income differences                             30           --
     Investment income differences                           3,475        2,535
     Unrealized losses - FAS 115                            20,425       32,530
     Other                                                  2,962         3,685
                                                         --------      --------
          Total deferred tax assets                       143,658        61,808
                                                         --------      --------
          Net deferred tax (assets) liabilities          $  4,462      $ (5,877)
                                                         ========      ========

Significant components of the provision for income taxes attributable to continuing operations are as follows:

                                 Year ended December 31,
                                 -----------------------
                                   2000          1999
                                 --------      --------
                                     (in thousands)

        Current                  $ 16,822      $ 14,900
        Deferred                   (3,079)       11,916
                                 --------        ------
        Total                    $ 13,743      $ 26,816
                                 ========      ========


Federal income tax expense is calculated based on applying the statutory corporate tax rate to taxable income, and adjusting this amount for permanent differences between deductions allowed for financial statement purposes versus federal income tax purposes. Significant differences would include the surplus tax adjustment applicable to Union Central.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

NOTE 5 - COMMITMENTS AND CONTINGENT LIABILITIES

Leases

The Company leases office space for various field agency offices with lease terms that vary in duration from 1 to 15 years. Some of these leases include escalation clauses which vary with levels of operating expense. Rental expense under these operating leases totalled $2,600,000 and $2,350,000 in 2000 and 1999, respectively. The Company also leases furniture and equipment under operating leases which expire in 2001. Rental expense under these leases included in "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income totalled $99,000 and $88,000 in 2000 and 1999, respectively.
At December 31, 2000, the future minimum lease payments for all noncancelable operating leases are as follows:

                                    Year           Amount
                                    ----           ------
                                               (in thousands)

                                    2001         $  2,398
                                    2002            1,800
                                    2003            1,166
                                    2004              841
                                    2005              350
                              After 2005              182
                                                  -------
                                   Total         $  6,737
                                                 ========

The Company also has capital leases for office furniture. Lease expense under these leases was $329,000 and $369,000 in 2000 and 1999, respectively.

At December 31, 2000 the future minimum lease payments for all noncancelable capital leases are as follows:

                                  Year          Amount
                                  ----          ------
                                            (in thousands)

                                  2001          $  39
                                                -----
                                 Total          $  39
                                                =====

Other Commitments
At December 31, 2000, the Company had outstanding agreements to fund mortgages totalling $15,635,000 in early 2001. In addition, the Company has committed to invest $25,879,000 in equity-type limited partnerships during the years 2001 to 2003. These transactions are in the normal course of business for the Company.

Litigation

In the normal course of business, the Company is party to various claims and litigation primarily arising from claims made under insurance policies and contracts. Those actions are considered by the Company in estimating the policy and contract liabilities. The Company's management believes that the resolution of those actions will not have a material adverse effect on the Company's financial position or results of operations.

Guaranty Fund Assessments

The economy and other factors have caused an increase in the number of insurance companies that are under regulatory supervision. This circumstance is expected to result in an increase in assessments by state guaranty funds, or voluntary payments by solvent insurance companies, to fund policyholder losses or liabilities of insurance companies that become insolvent. These assessments may, in certain instances, be offset against future premium taxes. For 2000 and 1999, the charge to operations related to these assessments was not significant. The estimated liability of $904,000 and $1,046,000 at December 31, 2000 and 1999, respectively, was based on data

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

provided by the National Organization of Life and Health
Insurance Guaranty Associations and was included in "Other liabilities" in the Consolidated Balance Sheets.


NOTE 6 - STATUTORY SURPLUS AS REPORTED TO REGULATORY AUTHORITIES

Union Central files statutory-basis financial statements with regulatory authorities. Union Central's statutory-basis financial statements are prepared in conformity with accounting practices prescribed or permitted by the Department of Insurance
of Ohio, Union Central's state of domicile.   Surplus as
reflected in the statutory-basis financial statements was as follows:

                               Year ended December 31,
                               ----------------------
                                  2000         1999
                               ---------    ---------
                                   (in thousands)

Capital and surplus            $ 353,873    $ 347,396
                               =========    =========

In 1999, the National Association of Insurance Commissioners adopted codified statutory accounting practices (Codification). During 1999, Ohio formally adopted Codification with an effective date of January 1, 2001. Codification has changed prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory basis financial statements. The Company will report the cumulative effect of changes in accounting practices required under Codification as an adjustment to statutory surplus as of January 1, 2001. While the Company anticipates the impact on statutory surplus from adopting Codification to be negative, the negative impact is expected to be less than 5% of statutory surplus. The Company fully anticipates that it will remain in compliance with all regulatory and contractual obligations after the adoption of Codification.

NOTE 7 - EMPLOYEE BENEFITS

The Company has pension plans covering substantially all of its employees (The Plans). Effective August 31, 1999, MLIC's defined benefit pension plan and excess benefit pension plan were merged with the pension plans of Union Central. MLIC's pension plans were fully funded at the effective date of the merger. The accumulated benefit obligation (ABO) of the MLIC pension plans at the effective date of the merger was $19,700,000.

Benefits are based on years of service and the employee's highest five consecutive years of compensation out of the last ten years. The Company's funding policy is determined according to regulations as specified by ERISA and subsequent amendments. The contributions totalled $3,490,000 and $8,342,000 in 2000 and 1999, respectively. In 1999, the Company's funding increased due to MLIC fully funding its pension plans in connection with the merger of its pension plans with Union Central's. The Company's net periodic pension expense was calculated in accordance with FAS 87 and was $6,227,000 and $5,121,000 for the years ended December 31, 2000 and 1999, respectively. Benefits paid in 2000 and 1999, were $5,121,000 and $3,688,000, respectively. Plan assets are primarily composed of mutual funds and unallocated insurance contracts. At December 31, 2000 and 1999, $72,119,000 and $62,140,000, respectively, was invested in affiliated mutual funds.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

A table setting forth the funded status and the pension liability included in the Consolidated Balance Sheets follows:

                                                                    2000         1999
                                                                  --------     --------
                                                                     (in thousands)
Actuarial present value of benefits obligations:
  Accumulated benefit obligation, including vested benefits of
  $85,145 and $74,603 for 2000 and 1999, respectively             $ 87,762     $ 85,512
                                                                  ========     ========

  Projected benefit obligation                                     $ 98,843    $ 97,705
  Plan assets at fair value                                          76,379      66,559
                                                                   --------    --------
  Projected benefit obligation higher than plan assets             $ 22,464    $ 31,146
                                                                   ========     ========

Pension liability included in "Other liabilities"
  at end of year                                                   $ 11,383    $ 18,953

Also, $4,876,000 and ($1,335,000) (net of tax) was credited (charged) directly to policyholders' equity in 2000 and 1999, respectively, as a result of recognizing an additional minimum pension liability adjustment under FAS 87, and was included in "Minimum pension liability adjustment" in the Consolidated Statements of Equity.

The unfunded accumulated benefit obligation (ABO) will vary from year to year as changes in the market value of the plans' assets differs from changes in the ABO. The ABO varies from year to year as the rate used to discount future pension benefits related to the past service of plan participants changes. The discount rate at each valuation date reflects available rates on high quality fixed income investments. The investment strategy for the plans' assets is designed to achieve somewhat higher yields over the long term than would be achieved by investing entirely in high quality fixed income investments. Therefore, the market value of the plans' assets and the ABO do not change in the same amount from year to year. The Company believes that its current funding policy will be adequate to meet all future plan obligations over the long term.

                                                                 2000         1999
                                                               --------     --------
Assumptions used to determine the status of the plans were:
   Discount rate                                                 7.75%        7.50%
   Rate of increase in future compensation levels                4.00%        4.00%
   Expected long-term rate of return on assets                   8.50%        8.50%


The Company has contributory savings plans for employees meeting certain service requirements which qualify under Section 401(k) of the Internal Revenue Code. These plans allow eligible employees to contribute up to certain prescribed limits of their pre-tax compensation. The Company will match 50% of the first 6% of participants' contributions for the Employee Saving Plan and 40% of the first 6% of participants' contributions for the Agents Savings Plan. The Company's matching contributions to these Plans were $1,787,000 and $1,547,000 for 2000 and 1999, respectively. The value of the Plans' assets were $71,926,000 and $72,855,000 at December 31, 2000 and 1999, respectively. The assets are held in the Company's deposit fund or under the variable accounts of a group annuity policy sponsored by the Company. At December 31, 2000 and 1999, $22,675,000 and
$18,884,000, respectively, was invested in affiliated mutual funds. During 1999, the contributory savings plan of MLIC was merged with the Employee Savings Plan of the Company.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

NOTE 8 - POSTRETIREMENT BENEFITS
The Company provides certain health care and life insurance benefits for its eligible retired employees. Substantially all of the Company's employees may become eligible for these benefits if they reach normal retirement age while working for the Company.

Effective August 31, 1999, MLIC's group life and major medical plans were merged with the Company's. MLIC's group life and major medical plans were fully funded at the effective date of the merger. The postretirement benefit obligation of MLIC's group life and major medical plans at the effective date of the merger was $3,100,000.

Information related to the postretirement benefits follows:

                                       2000      1999
                                      ------    ------
                                       (in thousands)

  Postretirement costs                $  954    $1,440
  Cash benefits paid                   1,180       976
  Employer contributions               1,500     1,244
  Participant contributions              173       123

A summary of the accrued postretirement liability included in "Other liabilities" in the Consolidated Balance Sheet as determined by the Plan's actuaries follows:

                                         2000        1999
                                       --------    --------
                                           (in thousands)

 Postretirement benefit obligation     $ 17,384    $ 17,265
 Fair value of plan assets                6,649       6,149
                                       --------    --------

 Unfunded status                         10,735      11,116
 Unrecognized net gain                    5,328       5,494
                                       --------    --------
 Accrued postretirement liability      $ 16,063    $ 16,610
                                       ========    ========

Plan assets are primarily composed of mutual funds and common stocks. At December 31, 2000, $1,603,000 was invested in affiliated mutual funds.

The discount rate used in determining the accumulated postretirement benefit obligation was 7.75% and 7.50% at December
31, 2000 and 1999, respectively. The long-term rate of return on assets was 7.75% and 7.00% for 2000 and 1999, respectively.

A one percentage point increase in the health care cost trend rate in each year would not materially impact the postretirement benefit obligation, the interest cost and estimated eligibility cost components of the net periodic postretirement benefit cost as of and for the year ended December 31, 2000.

NOTE 9 - FAIR VALUES OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and short-term investments: The carrying amounts reported in the Consolidated Balance Sheets for these instruments approximate their fair values.

Investment securities: Fair values for bonds are based on quoted market prices, where available. If quoted market prices are not available, fair values are estimated using values obtained from independent securities broker dealers or quoted market prices of comparable instruments. The fair values of common stock in Company sponsored mutual funds are based on quoted market prices and are recognized in "Equity securities available-for-sale at fair value" in the Consolidated Balance Sheets. The fair values for limited partnerships are based on the quoted market prices of the investments underlying the limited partnership portfolios.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

Mortgage loans: The fair values for commercial mortgages in good standing are estimated using discounted cash flow analysis using interest rates currently being offered for similar loans to borrowers with similar credit ratings in comparison with actual interest rates and maturity dates. Fair values for mortgages with potential loan losses are based on discounted cash flow analysis of the underlying properties.

Policy loans: Management is unable to ascertain the estimated life of the policy loan portfolio. Due to the excessive costs which would be incurred to determine this information, management considers the estimation of its fair value to be impracticable. The nature of a policy loan insures that the outstanding loan balance will be fully recoverable because the balance owed to the Company is always equal to or lower than the cash value of the insurance policy owed to the policyholder. Policy loans are stated at their aggregate unpaid balance in the Consolidated Balance Sheets.

Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

The carrying amounts and fair values of the Company's mortgage loans are as follows:

                    December 31, 2000       December 31, 1999
                    -----------------       -----------------
                    Carrying    Fair        Carrying    Fair
                     Amount     Value        Amount     Value
                    --------   -------      --------   -------
                                  (in thousands)

Mortgage loans      $711,010   $732,755     $727,031   $697,703


The carrying amounts and fair values of the Company's liabilities for investment-type insurance contracts are as follows:

                           December 31, 2000    December 31, 1999
                           -----------------    -----------------
                            Carrying  Fair       Carrying  Fair
                             Amount   Value       Amount   Value
                            --------  -----      --------  -----
                                      (in thousands)
Direct access               $45,567  $45,567     $50,271  $50,271
Traditional annuities        27,618   27,483      26,674   26,245
Supplementary contracts      11,890   11,902      13,592   13,693
GPA not involving life        1,433    1,495       1,810    1,915
Group dividends                  28       28          30       30
Traditional life dividends    5,559    5,559       5,571    5,571
Group life dividends            185      185         176      176

Total                       $92,280  $92,219     $98,124  $97,901
                            =======  =======     =======  =======

The Company's other insurance contracts are excluded from disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. Additional data with respect to the carrying value and fair value of the Company's investments is disclosed in Note 2.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

NOTE 10 - LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT
EXPENSES

Activity in the liability for unpaid claims and claim adjustment expense is summarized as follows:

                                           December 31,
                                        2000         1999
                                     ---------    ---------
                                          (in thousands)
     Balance as of January 1         $ 135,382    $ 126,859*
     Incurred related to:
       Current year                     99,866       94,448
       Prior years                      (8,305)      (3,649)
                                     ---------    ---------
     Total incurred                     91,561       90,799
                                     ---------    ---------
     Paid related to :
       Current year                     45,210       53,114
       Prior years                      33,285       29,162
                                     ---------    ---------
     Total paid                         78,495       82,276
                                     ---------    ---------
     Balance as of December 31       $ 148,448    $ 135,382
                                     =========    =========

 * Balance as of January 1, 1999 excludes MLIC (see Note 1 for discussion of sale of MLIC).

The balance in the liability for unpaid claims and claim adjustment expenses is included in "Future policy benefits" and "Policy and contract claims" in the Consolidated Balance Sheets.

As a result of changes in estimates of insured events in prior years, the provision of claims and claim adjustment expenses decreased by $8,305,000 and $3,649,000 in 2000 and 1999, respectively, due to higher than expected rates of claim terminations. Included in the above balances are reinsurance recoverables of $1,473,000 and $1,952,000 at 2000 and 1999, respectively.

NOTE 11 - SURPLUS NOTES

On November 1, 1996, Union Central issued $50,000,000 of 8.20% Surplus Notes (Notes). The Notes mature on November 1, 2026 and may not be redeemed prior to maturity. The Notes are unsecured and subordinated to all present and future policy claims, prior claims and senior indebtedness. Subject to prior written approval of the Superintendent of the Ohio Insurance Department, these Notes pay interest semi-annually on May 1 and November 1. Interest expense of $4,100,000 was incurred in 2000 and 1999, and was recorded as a reduction of "Net investment income" in the Consolidated Statements of Income. In connection with issuing the Notes, Union Central incurred and capitalized $765,000 of issuance cost. This cost is recorded in "Other assets" in the Consolidated Balance Sheets, and totalled $665,000 and $690,000 as of December 31, 2000 and 1999, respectively. Issuance cost of $25,000 was amortized in 2000 and 1999, respectively, and recorded to "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income. Additionally, the Notes have an original issue discount of $260,000, which is deducted from the balance of the Notes. Issuance costs and original issue discount will be amortized under the straight-line method over the term of the Notes. Amortization relating to original issue discount of $9,000 was recorded in 2000 and 1999 in "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income. Unamortized original issue discount of $224,000 and $233,000 was deducted from the balance of the Notes as of December 31, 2000 and 1999, respectively.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

NOTE 12 -  COMPREHENSIVE INCOME

Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income" (FAS 130) establishes the requirement for the reporting and display of comprehensive income and its components in the financial statements. Comprehensive income is defined by the FASB as all changes in an enterprise's equity during a period other than those resulting from investments by owners and distributions to owners. Comprehensive income includes net income and other comprehensive income, which includes all other non-owner related changes to equity and includes unrealized gains and losses on available-for-sale debt and equity securities and minimum pension liability adjustments.
 FAS 130 also requires separate presentation of the accumulated balance of other comprehensive income within the equity section of a statement of financial position. The Company has presented the required displays of total comprehensive income and its components, along with the separate presentation of the accumulated balance of other comprehensive income within the Consolidated Statements of Equity.

Following are the FAS 130 disclosures of the related tax effects allocated to each component of other comprehensive income and the accumulated other comprehensive income balances required by FAS
130.

                                                    Year Ended December 31, 2000
                                               Before-Tax          Tax         Net-of-Tax
                                                 Amount          Expense         Amount
                                               ----------       ---------      ----------
                                                             (in thousands)
Unrealized gains on securities:

  Unrealized gains arising during 2000          $ 23,252        $  8,140        $ 15,112

  Less:  reclassification adjustments
    for losses realized in net income             11,331           3,965           7,366
                                                --------        --------        --------
  Net unrealized gains                            34,583          12,105          22,478
                                                --------        --------        --------
Minimum pension liability adjustment               7,502           2,626           4,876
                                                --------        --------        --------
Other comprehensive income                      $ 42,085        $ 14,731        $ 27,354
                                                ========        ========        ========


                                                      Year Ended December 31, 1999
                                               Before-Tax        Tax           Net-of-Tax
                                                 Amount     Expense/(Benefit)    Amount
                                               ----------   -----------------  ----------
                                                             (in thousands)
Unrealized losses on securities:
  Unrealized losses arising during 1999         $(96,070)       $(33,624)       $(62,446)

  Less:  reclassification adjustments
    for losses realized in net income                135              47              88
                                                --------        --------        --------


Net unrealized losses                            (95,935)        (33,577)        (62,358)
                                                --------        --------        --------
Minimum pension liability adjustment              (2,054)           (719)         (1,335)
                                                --------        --------        --------
Other comprehensive loss                        $(97,989)       $(34,296)       $(63,693)
                                                ========        ========        ========

                           PART C


                      OTHER INFORMATION

                         CARILLON ACCOUNT

                    PART C - OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

(a) Financial Statements

    (1) The Financial Statements of the Registrant, Carillon Account, are included in Part B
    (2) The Financial Statements of the Depositor, The Union Central Life Insurance Company, are included in Part B
    (3) The Schedule of Investments in securities of unaffiliated issuers is included in the Carillon Account Financials and Notes

(b) Exhibits
    (1) Resolution of the Board of Directors of The Union Central Life Insurance Company authorizing establishment of CA - previously filed (initial filing on July 11, 1984)
    (2) Proposed form of Custodianship Agreement - previously filed (initial filing on July 11, 1984)
    (3) Proposed form of Principal Underwriting Agreement - previously filed (initial filing on July 11, 1984)
    (4) Specimen Contract - previously filed (initial filing on
        July 11, 1984)
    (5) Specimen Application - previously filed (Post-Effective Amendment No. 14 - May 1, 1996)
    (6) (a) Certificate of Incorporation of The Union Central Life Insurance Company - previously filed (initial filing on July 11, 1984)
        (b) Code of Regulations of The Union Central Life Insurance Company - previously filed (initial filing on July 11, 1984)
    (7) Not Applicable
    (8) None
    (9) Opinion of John F. Labmeier, Esq., The Union Central Life Insurance Company - previously filed (initial filing on July 11, 1984)
   (10) Consent of Ernst & Young, LLP - filed herewith
   (11) None
   (12) Not applicable
   (13) Performance Calculations - previously filed (Post-Effective Amendment No. 5 - May 1, 1989)
   (14) Not applicable


Item 25.  Directors and Officers of the Depositor

Set forth below is a list of the directors and executive officers of The Union Central Life Insurance Company and the position held with the Company by each person.

Name and                                Principal Positions and
Business Address                        Offices with Depositor
----------------                        -----------------------
James A. Anderson                       Director
3333 Burnet Avenue
Cincinnati, Ohio 45219

William A. Friedlander                  Director
36 East Fourth Street
Cincinnati, Ohio  45202

John H. Jacobs*                         Director, President and
                                        Chief Executive Officer

William G. Kagler                       Director
18 Hampton Court
Cincinnati, Ohio  45208

Lawrence A. Leser                       Director
312 Walnut Street
Cincinnati, Ohio  45202

Francis V. Mastrianna, Ph.D.            Director
Slippery Rock University
of Pennsylvania
Slippery Rock, Pennsylvania 16057

Mary D. Nelson, FSA                     Director
105 West Fourth Street
Cincinnati, Ohio 45202

Thomas E. Petry                         Director
250 East Fifth Street
Suite 500
Cincinnati, Ohio  45202

Larry R. Pike*                          Director and
                                        Chairman of the Board

Myrtis H. Powell, Ph.D.                 Director
Miami University
113 Warfield Hall
Oxford, Ohio 45056

Dudley S. Taft                          Director
312 Walnut Street
Suite 3550
Cincinnati, Ohio  45202

John M. Tew, Jr., M.D.                  Director
506 Oak Street
Cincinnati, Ohio  45219

Stephen R. Hatcher*                     Executive Vice President
and Chief Financial Officer

Dale D. Johnson*                        Senior Vice President

Gerald A. Lockwood*                     Senior Vice President
and Corporate Actuary

David F. Westerbeck*                    Executive Vice President,
                                        General Counsel and
                                        Secretary


*  P.O. Box 40888
   Cincinnati, Ohio  45240

Item 26.  Persons Controlled by or Under Common Control with the
          Depositor or Registrant

Set forth below is a chart showing the entities controlled by The
Union Central Life Insurance Company, the jurisdictions in which such entities are organized, and the percentage of voting securities owned by the person immediately controlling each such entity.


  THE UNION CENTRAL LIFE INSURANCE COMPANY, its Subsidiaries and Affiliates

I.  The Union Central Life Insurance Company (Ohio)

    A. Carillon Investments, Inc. (Ohio) - 100% owned

    B. Carillon Marketing Agency, Inc. (Delaware) - 100% owned

      a. Carillon Marketing Agency of Alabama, Inc. (Alabama) -
         100% owned

      b. Carillon Marketing Agency of Idaho, Inc. (Idaho) -
         100% owned

      c. Carillon Marketing Agency of Kentucky, Inc. (Kentucky)
         - 100% owned

      d. Carillon Marketing Agency of Maine, Inc. (Maine) - 100% owned

      e. Carillon Insurance Agency of Massachusetts, Inc.
         (Massachusetts) - 100% owned

      f. Carillon Marketing Agency of New Mexico, Inc. (New
         Mexico) - 100% owned

      g. Carillon Marketing Agency of Ohio, Inc. (Ohio) - 100% owned

      h. Carillon Marketing Agency of Pennsylvania, Inc.
         (Pennsylvania) - 100% owned

      i. Carillon Marketing Agency of Texas, Inc. (Texas) -
         100% owned

      i. Carillon Marketing Agency of Wyoming, Inc. (Wyoming) -
         100% owned

    C. Summit Investment Partners, Inc. (Ohio) - 100% owned

    D. Family Enterprise Institute, Inc. (Delaware) - 100% owned

    E. PRBA, Inc. (California) - 100% owned

      a. Price, Raffel & Browne Administrators, Inc. (Delaware)
         - 100% owned

    F. B&B Benefits Administration, Inc. (California) - 100% owned

    G. Summit Investment Partners, LLC (Ohio) - 100% owned

      a. First Summit Capital Management (Ohio) - 51% owned

    H. Payday of America, LLC (Ohio) - 100% owned

II. Mutual Funds of the Summit Group

A.  Summit Mutual Funds, Inc.* (Maryland)

* At January 1, 2001, The Union Central Life Insurance Company owned 100% of the outstanding shares of Summit Mutual Funds, Inc.
Pinnacle Series.

III. Summit Investment Trust (Massachusetts) - a mutual fund whose investment adviser is First Summit Capital Management.

Item 27.  Number of Contractowners

As of March 31, 2001, the total number of contractowners of qualified and non-qualified contracts offered by the Registrant was 15,748.

Item 28.  Indemnification

Article 1701.13(E)(1) of the Ohio Revised Code provides in relevant part that a corporation may indemnify any person who is a party to a lawsuit or any other legal action other than one brought on behalf of the corporation, by reason of the fact that he is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, against expenses and amounts paid in connection with a lawsuit or action if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action had no reasonable cause to believe his conduct was unlawful.

Article VII of the Code of Regulations of The Union Central Life Insurance Company states that, "The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was a director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other person whom it may indemnify pursuant thereto."

Item 29.  Principal Underwriters

    (a) The principal underwriter of contracts for the Registrant is Carillon Investments, Inc. Carillon Investments, Inc. also acts as a principal underwriter for Summit Mutual Funds, Inc.
Apex Series and Carillon Life Account.


    (b) Set forth below is a list of each officer and director of Carillon Investments, Inc. and the position held with the company by each person.

Name and Principal      Positions and
Business Address*       Offices with Underwriter
------------------      ------------------------

Harry Rossi             Director

John H. Jacobs          Director

Steven R. Sutermeister  Director

Lothar A. Vasholz       Director

Elizabeth G. Monsell    Director and President

Kevin W. O'Toole        Vice President

Connie Grosser          Vice President, Operations,
                        and Treasurer

Bernard A. Breton       Vice President and Compliance Officer

John F. Labmeier        Vice President and Secretary

John M. Lucas           Assistant Secretary

    (c) Other than distribution fees in the amount of $3,034,333.00, Carillon Investments, Inc. received no commissions or other compensation from the Registrant during 2000.

* The principal business address of each person is 1876 Waycross Road, Cincinnati, Ohio 45240

Item 30.  Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained by the Depositor at its principal office, 1876
Waycross Road, Cincinnati, Ohio 45240.

Item 31.  Management Services

None.

Item 32.  Undertakings and Representations

The Registrant is relying on a no-action letter issued to the American Council of Life Insurance published November 28, 1988. The no-action letter provides certain assurances relying on compliance with Internal Revenue Code Section 403(b)(11) and certain provisions of the Investment Company Act of 1940. The Registrant represents it will comply with paragraph 1 - 4 of the no-action letter.

The Union Central Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Union Central Life Insurance Company.

                       SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Carillon Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Post-effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, all in Cincinnati, State of Ohio on the 27th day of April, 2001.

                                 CARILLON ACCOUNT
                                   (Registrant)


                       THE UNION CENTRAL LIFE INSURANCE COMPANY
(SEAL)
                                    (Depositor)


Attest: /s/ John F. Labmeier         By: /s/ John H. Jacobs
                                         John H. Jacobs
                                    President and
                               Chief Executive Officer
                        The Union Central Life Insurance Company


As required by the Securities Act of 1933, this Registration
Statement has been signed below by the following Directors and Officers of The Union Central Life Insurance Company in the capacities and on the dates indicated.

Signature                          Title                          Date
/s/ John H. Jacobs                 President and                  04/27/2001
John H. Jacobs                     Chief Executive Officer
                                   (Principal Executive Officer)


/s/ Stephen R. Hatcher             Executive Vice President and   04/27/2001
Stephen R. Hatcher                 Chief Financial Officer
                                   (Principal Financial and
                                   Accounting Officer)


*/s/ William A. Friedlander        Director                       04/27/2001
William A. Friedlander


*/s/ William G. Kagler             Director                       04/27/2001
William G. Kagler


*/s/ Lawrence A. Leser             Director                       04/27/2001
Lawrence A. Leser


*/s/ Francis V. Mastrianna, Ph.D   Director                       04/27/2001
Francis V. Mastrianna, Ph.D.


*/s/ Mary D. Nelson, FSA           Director                       04/27/2001
Mary D. Nelson, FSA


*/s/ Thomas E. Petry               Director                       04/27/2001
Thomas E. Petry


*/s/ Myrtis H. Powell, Ph.D.       Director                       04/27/2001
Myrtis H. Powell, Ph.D.


*/s/ Dudley S. Taft                Director                       04/27/2001
Dudley S. Taft


*/s/ John M. Tew, Jr., M.D.        Director                       04/27/2001
John M. Tew, Jr., M.D.



*/s/ By David F. Westerbeck, pursuant to Power of Attorney
previously

                     TABLE OF EXHIBITS



       (10)   Consent of Ernst & Young